UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.5%
Information Technology - 12.7%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	3,910	$517,176
Cisco Systems, Inc.	19,039	643,518
Nokia Oyj	70,630	379,625
Nokia Oyj (Sponsored ADR) - Class A (b)	122,979	666,546
Palo Alto Networks, Inc. (a)	3,129	352,576

		2,559,441

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. - Class A	4,744	337,630
Corning, Inc.	5,906	159,462
Keyence Corp.	2,100	842,463
Largan Precision Co., Ltd.	1,000	157,500

		1,497,055

Internet Software & Services - 3.2%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	2,730	294,376
Alphabet, Inc. - Class A (a)	660	559,548
Alphabet, Inc. - Class C (a)	4,568	3,789,430
Criteo SA (Sponsored ADR) (a)(b)	9,472	473,505
Facebook, Inc. - Class A (a)	27,640	3,926,262
NetEase, Inc. (ADR)	450	127,800
Tencent Holdings Ltd.	12,600	363,000
Yahoo Japan Corp.	56,700	262,887

		9,796,808

IT Services - 2.0%
Automatic Data Processing, Inc.	3,840	393,178
Booz Allen Hamilton Holding Corp.	15,509	548,864
Cognizant Technology Solutions Corp. - Class A (a)	8,020	477,350
Fiserv, Inc. (a)	8,380	966,298
Fujitsu Ltd.	23,000	141,183
Vantiv, Inc. - Class A (a)	9,210	590,545
Visa, Inc. - Class A	33,720	2,996,696

		6,114,114

Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	1,594	62,007
ASM International NV	4,160	233,266
ASML Holding NV	3,001	398,211
Infineon Technologies AG	8,970	183,592
Intel Corp.	38,891	1,402,798
NVIDIA Corp.	6,329	689,418
SCREEN Holdings Co., Ltd.	2,900	213,993
Siltronic AG (a)	3,040	202,652
SK Hynix, Inc.	1,720	77,687
Sumco Corp.	20,700	345,777
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	75,248
Texas Instruments, Inc.	9,920	799,155
Tokyo Electron Ltd.	1,300	142,319
Xilinx, Inc.	28,279	1,637,071

		6,463,194

Company	Shares	U.S. $ Value
Software - 2.3%
Adobe Systems, Inc. (a)	13,710	$1,784,082
Constellation Software, Inc./Canada	1,789	879,130
Dassault Systemes SE	3,130	270,719
Electronic Arts, Inc. (a)	15,080	1,349,962
Nintendo Co., Ltd.	1,100	255,243
Oracle Corp.	34,046	1,518,792
salesforce.com, Inc. (a)	3,520	290,365
ServiceNow, Inc. (a)	5,135	449,158

		6,797,451

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	19,390	2,785,567
Hewlett Packard Enterprise Co.	28,408	673,270
HP, Inc.	42,002	750,996
NCR Corp. (a)	4,817	220,040
Samsung Electronics Co., Ltd.	150	276,063
Samsung Electronics Co., Ltd. (Preference Shares)	40	57,295
Xerox Corp.	67,630	496,404

		5,259,635

		38,487,698

Real Estate - 10.0%
Diversified Real Estate Activities - 0.9%
City Developments Ltd.	25,500	185,833
LendLease Group	40,570	482,516
Mitsubishi Estate Co., Ltd.	11,000	200,493
Mitsui Fudosan Co., Ltd.	33,100	706,745
Sumitomo Realty & Development Co., Ltd.	18,000	467,503
Wharf Holdings Ltd. (The)	85,000	730,493
Wheelock & Co., Ltd.	12,000	94,924

		2,868,507

Diversified REITs - 1.3%
Armada Hoffler Properties, Inc.	21,690	301,274
Empire State Realty Trust, Inc. - Class A	18,980	391,747
Gecina SA	1,460	197,960
GPT Group (The)	78,470	308,830
Gramercy Property Trust	13,977	367,595
H&R Real Estate Investment Trust	11,960	207,480
Heiwa Real Estate REIT, Inc.	119	89,600
Hispania Activos Inmobiliarios SOCIMI SA	13,090	187,825
Hulic Reit, Inc.	92	152,548
ICADE	3,300	241,395
Kenedix Office Investment Corp. - Class A	37	218,212
Liberty Property Trust	8,660	333,843
Merlin Properties Socimi SA	28,804	321,802
Mirvac Group	139,340	233,118
Premier Investment Corp.	128	144,762
Washington Real Estate Investment Trust	11,260	352,213

		4,050,204

Health Care REITs - 0.6%
Healthcare Realty Trust, Inc.	12,410	403,325
Medical Properties Trust, Inc.	23,770	306,396
Sabra Health Care REIT, Inc.	9,300	259,749

Company	Shares	U.S. $ Value
Welltower, Inc.	11,210	$793,892

		1,763,362

Hotel & Resort REITs - 0.2%
Park Hotels & Resorts, Inc.	10,270	263,631
Summit Hotel Properties, Inc.	19,210	306,976

		570,607

Industrial REITs - 0.7%
Goodman Group	57,360	339,134
LaSalle Logiport REIT	151	139,919
Mapletree Logistics Trust	228,300	178,710
Monmouth Real Estate Investment Corp. - Class A	16,190	231,031
Pure Industrial Real Estate Trust	37,490	171,684
Rexford Industrial Realty, Inc.	17,920	403,559
Segro PLC	45,840	262,084
STAG Industrial, Inc.	13,280	332,266

		2,058,387

Office REITs - 1.4%
Alexandria Real Estate Equities, Inc.	4,830	533,812
Allied Properties Real Estate Investment Trust	7,776	211,028
Axiare Patrimonio SOCIMI SA	11,090	165,513
Boston Properties, Inc.	5,664	749,970
Brandywine Realty Trust	13,030	211,477
Columbia Property Trust, Inc.	15,910	353,997
Concentradora Hipotecaria SAPI de CV	104,000	124,874
Corporate Office Properties Trust	9,600	317,760
Daiwa Office Investment Corp.	29	148,385
Derwent London PLC	8,800	310,000
Hudson Pacific Properties, Inc.	11,790	408,406
Investa Office Fund	53,120	192,854
MCUBS MidCity Investment Corp.	39	118,045
Parkway, Inc.	7,220	143,606
Workspace Group PLC	28,146	276,823

		4,266,550

Real Estate Development - 0.2%
Cheung Kong Property Holdings Ltd.	76,500	516,056
Kaisa Group Holdings Ltd. (a)	409,000	144,727

		660,783

Real Estate Management & Development - 0.4%
Daito Trust Construction Co., Ltd.	3,500	481,238
Global Logistic Properties Ltd.	43,200	85,846
Vonovia SE	18,302	644,814

		1,211,898

Real Estate Operating Companies - 0.7%
CA Immobilien Anlagen AG (a)	12,330	270,640
Entra ASA (c)	23,288	254,496
Fabege AB	16,590	263,754
Hongkong Land Holdings Ltd.	48,800	375,039
Inmobiliaria Colonial SA	20,777	155,317
LEG Immobilien AG (a)	3,260	267,222
Parque Arauco SA	48,150	128,424
TLG Immobilien AG	4,640	90,346

Company	Shares	U.S. $ Value
UNITE Group PLC (The)	33,640	$268,269

		2,073,507

Residential REITs - 1.2%
AvalonBay Communities, Inc.	4,540	833,544
Education Realty Trust, Inc.	9,510	388,484
Independence Realty Trust, Inc.	33,090	310,053
Japan Rental Housing Investments, Inc.	236	173,409
Kenedix Residential Investment Corp.	44	123,821
Killam Apartment Real Estate Investment Trust	17,580	167,624
Mid-America Apartment Communities, Inc.	12,061	1,227,086
Sun Communities, Inc.	5,971	479,650

		3,703,671

Retail REITs - 1.7%
Brixmor Property Group, Inc.	19,140	410,744
Frontier Real Estate Investment Corp.	39	177,257
Fukuoka REIT Corp.	106	173,763
GGP, Inc.	24,740	573,473
Klepierre	9,583	372,305
Link REIT	115,268	807,885
Mercialys SA	13,820	257,784
Ramco-Gershenson Properties Trust	15,280	214,226
Realty Income Corp.	10,640	633,399
Retail Opportunity Investments Corp.	9,990	210,090
Simon Property Group, Inc.	5,276	907,630
Urban Edge Properties	12,980	341,374

		5,079,930

Specialized REITs - 0.7%
Digital Realty Trust, Inc.	5,580	593,656
EPR Properties	5,580	410,855
Equinix, Inc.	790	316,292
National Storage Affiliates Trust	20,140	481,346
Public Storage	1,360	297,718

		2,099,867

		30,407,273

Financials - 8.8%
Banks - 4.5%
ABN AMRO Group NV (GDR) (c)	7,110	172,407
Australia & New Zealand Banking Group Ltd.	19,390	470,802
Banco Santander SA	23,410	143,300
Bank of America Corp.	94,358	2,225,905
Bank of Queensland Ltd.	25,441	236,171
Barclays PLC	105,530	297,888
BNP Paribas SA	13,850	921,635
BOC Hong Kong Holdings Ltd.	75,000	306,549
Citigroup, Inc.	14,051	840,531
Citizens Financial Group, Inc.	1,635	56,489
Comerica, Inc.	7,529	516,339
Danske Bank A/S	8,565	292,031
DNB ASA	17,800	282,638
Erste Group Bank AG	8,740	284,591
Fifth Third Bancorp	5,234	132,944
HSBC Holdings PLC	14,630	119,335
ING Groep NV	26,970	407,362
Intesa Sanpaolo SpA	58,480	159,072

Company	Shares	U.S. $ Value
Itau Unibanco Holding SA (Preference Shares)	8,250	$99,877
JPMorgan Chase & Co.	20,189	1,773,402
KB Financial Group, Inc.	2,450	107,375
KBC Group NV	1,713	113,560
Mitsubishi UFJ Financial Group, Inc.	61,000	384,249
PNC Financial Services Group, Inc. (The)	2,996	360,239
Royal Bank of Canada	1,710	124,587
Sberbank of Russia PJSC (Sponsored ADR)	15,598	179,845
SunTrust Banks, Inc.	2,924	161,697
US Bancorp	9,085	467,877
Wells Fargo & Co.	34,306	1,909,472

		13,548,169

Capital Markets - 1.1%
Amundi SA (c)	3,110	183,434
Credit Suisse Group AG (REG) (a)	26,240	390,415
Franklin Resources, Inc.	1,564	65,907
Goldman Sachs Group, Inc. (The)	2,677	614,961
MarketAxess Holdings, Inc.	1,180	221,238
Morgan Stanley	8,180	350,431
Partners Group Holding AG	1,070	575,032
Thomson Reuters Corp.	2,453	106,043
UBS Group AG	44,112	705,113

		3,212,574

Consumer Finance - 0.7%
Capital One Financial Corp.	7,473	647,610
Discover Financial Services	1,591	108,808
Hitachi Capital Corp.	7,200	174,522
OneMain Holdings, Inc. (a)	13,414	333,338
Synchrony Financial	29,534	1,013,016

		2,277,294

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B (a)	4,127	687,888
GRENKE AG	1,382	243,906
ORIX Corp.	12,400	184,048

		1,115,842

Insurance - 1.9%
Admiral Group PLC	16,479	410,606
AIA Group Ltd.	135,200	853,376
Allstate Corp. (The)	7,525	613,212
American International Group, Inc.	18,683	1,166,380
Aviva PLC	22,950	153,147
Dongbu Insurance Co., Ltd.	2,080	119,064
First American Financial Corp.	11,689	459,144
FNF Group	16,512	642,977
Hartford Financial Services Group, Inc. (The)	2,784	133,827
Loews Corp.	1,598	74,738
Progressive Corp. (The)	2,039	79,888
Prudential Financial, Inc.	2,641	281,742
Prudential PLC	36,360	768,044
Suncorp Group Ltd.	15,210	153,492

		5,909,637

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Ltd.	25,590	$591,148

		26,654,664

Health Care - 7.7%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	5,845	708,648
Biogen, Inc. (a)	8,002	2,187,907
China Biologic Products, Inc. (a)	1,190	119,155
Gilead Sciences, Inc.	13,099	889,684
Grifols SA (ADR)	9,540	180,067

		4,085,461

Health Care Equipment & Supplies - 2.1%
Align Technology, Inc. (a)	3,985	457,119
Baxter International, Inc.	2,268	117,618
Danaher Corp.	14,609	1,249,508
Edwards Lifesciences Corp. (a)	21,065	1,981,585
Essilor International SA	6,970	846,235
Intuitive Surgical, Inc. (a)	2,074	1,589,659
Sartorius AG (Preference Shares)	2,536	222,421

		6,464,145

Health Care Providers & Services - 1.5%
Aetna, Inc.	4,428	564,791
Cigna Corp.	4,878	714,578
McKesson Corp.	3,979	589,927
Quest Diagnostics, Inc.	3,584	351,913
UnitedHealth Group, Inc.	13,101	2,148,695
VCA, Inc. (a)	3,160	289,140

		4,659,044

Health Care Technology - 0.2%
Cerner Corp. (a)	11,660	686,191

Life Sciences Tools & Services - 0.4%
Eurofins Scientific SE	1,896	824,530
Mettler-Toledo International, Inc. (a)	839	401,806

		1,226,336

Pharmaceuticals - 2.1%
Johnson & Johnson	12,637	1,573,938
Mallinckrodt PLC (a)	9,510	423,861
Merck & Co., Inc.	9,059	575,609
Novartis AG	5,590	415,099
Pfizer, Inc.	11,028	377,268
Roche Holding AG	3,290	841,364
Sanofi	6,350	574,009
Shire PLC	11,040	643,269
Teva Pharmaceutical Industries Ltd.	1,680	54,940
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	23,838	764,961

		6,244,318

		23,365,495

Company	Shares	U.S. $ Value
Consumer Discretionary - 6.8%
Auto Components - 0.8%
Bridgestone Corp.	3,100	$125,839
Cie Generale des Etablissements Michelin - Class B	1,110	134,884
Hankook Tire Co., Ltd.	1,660	80,958
Lear Corp.	3,221	456,029
Magna International, Inc. - Class A	19,190	828,240
Sumitomo Electric Industries Ltd.	11,500	191,169
Valeo SA	7,250	482,283

		2,299,402

Automobiles - 0.5%
General Motors Co.	9,402	332,455
Honda Motor Co., Ltd.	15,000	452,835
Peugeot SA (a)	18,040	362,559
Toyota Motor Corp.	6,500	352,806

		1,500,655

Diversified Consumer Services - 0.0%
Tarena International, Inc. (ADR)	4,100	76,588

Hotels, Restaurants & Leisure - 0.6%
Merlin Entertainments PLC (c)	20,239	121,658
Sodexo SA	2,771	325,582
Starbucks Corp.	24,160	1,410,702

		1,857,942

Household Durables - 0.1%
Panasonic Corp.	25,400	287,457

Internet & Direct Marketing Retail - 0.3%
Priceline Group, Inc. (The) (a)	520	925,584

Media - 1.4%
CBS Corp. - Class B	4,904	340,141
Comcast Corp. - Class A	49,662	1,866,795
CTS Eventim AG & Co. KGaA	14,788	572,054
Regal Entertainment Group - Class A	14,456	326,416
Twenty-First Century Fox, Inc. - Class A	2,482	80,392
Walt Disney Co. (The)	8,318	943,178

		4,128,976

Multiline Retail - 0.6%
Dollar General Corp.	5,804	404,713
Dollar Tree, Inc. (a)	16,971	1,331,545
Target Corp.	3,136	173,076

		1,909,334

Specialty Retail - 1.6%
ABC-Mart, Inc.	8,500	498,197
Burlington Stores, Inc. (a)	3,662	356,276
Foot Locker, Inc.	4,122	308,367
Home Depot, Inc. (The)	15,021	2,205,533
O’Reilly Automotive, Inc. (a)	3,420	922,853
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,660	473,482

Company	Shares	U.S. $ Value
Yamada Denki Co., Ltd.	33,200	$165,971

		4,930,679

Textiles, Apparel & Luxury Goods - 0.9%
HUGO BOSS AG	3,090	225,333
Kering	530	136,986
NIKE, Inc. - Class B	25,602	1,426,800
PVH Corp.	3,032	313,721
Samsonite International SA	119,400	434,194

		2,537,034

		20,453,651

Consumer Staples - 4.5%
Beverages - 0.9%
Asahi Group Holdings Ltd.	2,800	106,020
Constellation Brands, Inc. - Class A	2,920	473,245
Monster Beverage Corp. (a)	27,561	1,272,491
PepsiCo, Inc.	4,751	531,447
Pernod Ricard SA	1,790	211,615

		2,594,818

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	6,940	1,163,768
Koninklijke Ahold Delhaize NV	26,932	575,532
Kroger Co. (The)	27,886	822,358
Sugi Holdings Co., Ltd.	2,800	128,670
Tesco PLC (a)	66,160	153,978
Wal-Mart Stores, Inc.	8,246	594,372
Wesfarmers Ltd.	3,930	135,302

		3,573,980

Food Products - 0.3%
Archer-Daniels-Midland Co.	4,072	187,475
BRF SA	7,900	97,431
Orkla ASA	25,610	229,417
Tyson Foods, Inc. - Class A	5,154	318,053
WH Group Ltd. (c)	199,000	171,602

		1,003,978

Household Products - 0.4%
Henkel AG & Co. KGaA (Preference Shares)	2,290	293,521
Procter & Gamble Co. (The)	6,644	596,963
Reckitt Benckiser Group PLC	4,120	376,122

		1,266,606

Personal Products - 0.3%
LG Household & Health Care Ltd.	150	108,819
Unilever PLC	14,718	725,999

		834,818

Tobacco - 1.4%
Altria Group, Inc.	12,187	870,396
British American Tobacco PLC	25,539	1,694,411
Imperial Brands PLC	4,630	224,387
Japan Tobacco, Inc.	22,600	735,574

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	7,736	$873,394

		4,398,162

		13,672,362

Industrials - 4.5%
Aerospace & Defense - 0.8%
Airbus SE	5,610	427,828
BAE Systems PLC	24,690	198,710
Hexcel Corp.	6,231	339,901
L3 Technologies, Inc.	5,685	939,674
Saab AB - Class B	4,160	175,526
United Technologies Corp.	4,091	459,051

		2,540,690

Airlines - 0.6%
Delta Air Lines, Inc.	15,233	700,109
International Consolidated Airlines Group SA	41,440	274,637
Japan Airlines Co., Ltd.	9,700	307,974
Qantas Airways Ltd.	102,134	303,526
United Continental Holdings, Inc. (a)	2,002	141,421

		1,727,667

Building Products - 0.3%
Allegion PLC	3,061	231,718
AO Smith Corp.	11,230	574,527

		806,245

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	25,642	283,333
IWG PLC	40,670	162,478

		445,811

Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	5,685	210,970

Electrical Equipment - 0.3%
Eaton Corp. PLC	10,961	812,758
TKH Group NV	230	9,861

		822,619

Industrial Conglomerates - 0.5%
General Electric Co.	11,787	351,252
Roper Technologies, Inc.	5,285	1,091,300

		1,442,552

Machinery - 0.8%
Cummins, Inc.	942	142,431
Deere & Co.	1,406	153,057
IDEX Corp.	2,570	240,321
IHI Corp. (a)	86,000	272,034
Ingersoll-Rand PLC	4,317	351,059
Oshkosh Corp.	6,805	466,755
Parker-Hannifin Corp.	798	127,935
Snap-on, Inc.	2,660	448,662

Company	Shares	U.S. $ Value
WABCO Holdings, Inc. (a)	1,960	$230,143

		2,432,397

Professional Services - 0.2%
Teleperformance	6,879	742,719

Road & Rail - 0.4%
Central Japan Railway Co.	1,800	294,012
Union Pacific Corp.	9,978	1,056,870

		1,350,882

Trading Companies & Distributors - 0.3%
BOC Aviation Ltd. (c)	37,400	199,536
Brenntag AG	6,870	385,040
United Rentals, Inc. (a)	3,291	411,540

		996,116

		13,518,668

Energy - 3.4%
Energy Equipment & Services - 0.4%
Petrofac Ltd.	15,330	177,082
Schlumberger Ltd.	14,372	1,122,453

		1,299,535

Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd.	19,975	654,980
Canadian Natural Resources Ltd. (Toronto)	5,290	173,197
Chevron Corp.	2,545	273,257
Devon Energy Corp.	15,035	627,260
EOG Resources, Inc.	11,256	1,098,023
Exxon Mobil Corp.	14,684	1,204,235
Hess Corp.	10,872	524,139
JX Holdings, Inc.	72,800	358,434
Marathon Oil Corp.	4,332	68,446
Marathon Petroleum Corp.	14,575	736,620
Novatek PJSC (Sponsored GDR) (c)	1,040	129,684
QEP Resources, Inc. (a)	26,098	331,706
Royal Dutch Shell PLC - Class A	65,625	1,727,801
SM Energy Co.	2,775	66,655
TOTAL SA	14,950	755,923
Valero Energy Corp.	2,806	186,010
YPF SA (Sponsored ADR)	5,353	129,971

		9,046,341

		10,345,876

Materials - 1.8%
Chemicals - 0.8%
Air Water, Inc.	9,800	181,199
Arkema SA	2,876	283,116
CF Industries Holdings, Inc.	18,961	556,505
Covestro AG (c)	2,435	187,589
Ecolab, Inc.	4,230	530,188
Incitec Pivot Ltd.	62,930	180,669
Johnson Matthey PLC	4,396	169,607
Koninklijke DSM NV	2,158	145,944

Company	Shares	U.S. $ Value
LyondellBasell Industries NV - Class A	1,149	$104,777
Mosaic Co. (The)	1,842	53,750
Nippon Shokubai Co., Ltd.	2,600	177,422

		2,570,766

Construction Materials - 0.3%
Anhui Conch Cement Co., Ltd. - Class H	43,000	146,245
Buzzi Unicem SpA	6,060	154,902
Fletcher Building Ltd.	25,910	150,939
Grupo Cementos de Chihuahua SAB de CV	42,000	188,439
HeidelbergCement AG	1,720	161,075

		801,600

Metals & Mining - 0.6%
BHP Billiton PLC	56,110	865,436
BlueScope Steel Ltd.	11,896	111,522
Boliden AB	6,910	205,678
Gerdau SA (Preference Shares)	23,600	82,094
Glencore PLC (a)	99,090	388,785
MMC Norilsk Nickel PJSC (ADR)	7,526	118,125
Newmont Mining Corp.	3,210	105,802

		1,877,442

Paper & Forest Products - 0.1%
Mondi PLC	7,954	192,179

		5,441,987

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	28,812	1,197,139
BT Group PLC	154,820	618,215
China Unicom Hong Kong Ltd.	124,000	166,547
Com Hem Holding AB	12,630	144,755
Nippon Telegraph & Telephone Corp.	15,400	658,401
TDC A/S	35,040	180,465
Tower Bersama Infrastructure Tbk PT	257,000	105,131

		3,070,653

Wireless Telecommunication Services - 0.7%
SoftBank Group Corp.	12,100	858,073
T-Mobile US, Inc. (a)	9,989	645,190
Vodafone Group PLC	178,923	466,270

		1,969,533

		5,040,186

Utilities - 1.4%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	9,684	650,087
Edison International	9,508	756,932
EDP - Energias de Portugal SA	50,730	171,526
Enel SpA	37,731	177,542
Eversource Energy	1,154	67,832
Exelon Corp.	12,619	454,031
PG&E Corp.	2,966	196,824
Portland General Electric Co.	11,183	496,749

		2,971,523

Company	Shares		U.S. $ Value
Multi-Utilities - 0.3%
CMS Energy Corp.		1,661	$74,313
DTE Energy Co.		1,111	113,444
NiSource, Inc.		22,229	528,828
Public Service Enterprise Group, Inc.		3,500	155,225
WEC Energy Group, Inc.		1,887	114,409

			986,219

Water Utilities - 0.1%
American Water Works Co., Inc.		1,065	82,825
Pennon Group PLC		10,440	115,325

			198,150

			4,155,892

Transportation - 0.2%
Airport Services - 0.0%
Sydney Airport		29,160	150,779

Highways & Railtracks - 0.1%
Transurban Group		33,580	299,329

Railroads - 0.1%
East Japan Railway Co.		2,000	174,643

			624,751

Banks - 0.0%
Thrifts & Mortgage Finance - 0.0%
Aareal Bank AG		1,210	46,780

Total Common Stocks (cost $154,780,030)			192,215,283

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 9.0%
Industrial - 5.7%
Basic - 0.4%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	40	42,718
Dow Chemical Co. (The)
4.125%, 11/15/21		165	175,093
Eastman Chemical Co.
3.80%, 3/15/25		84	85,694
Glencore Funding LLC
4.125%, 5/30/23 (c)		126	128,388
Minsur SA
6.25%, 2/07/24 (c)		168	179,864
Mosaic Co. (The)
5.625%, 11/15/43		96	98,718
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		237	230,127
Vale Overseas Ltd.
6.875%, 11/21/36		145	155,889

			1,096,491

Company	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
Embraer Netherlands Finance BV
5.40%, 2/01/27	U.S.$	160	$165,037
General Electric Co.
Series D
5.00%, 1/21/21 (d)		68	71,644
Yamana Gold, Inc.
4.95%, 7/15/24		142	142,710

			379,391

Communications - Media - 0.8%
CBS Corp.
5.75%, 4/15/20		250	274,275
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		165	174,281
Comcast Corp.
5.15%, 3/01/20		451	490,765
Cox Communications, Inc.
2.95%, 6/30/23 (c)		91	86,794
Discovery Communications LLC
3.45%, 3/15/25		104	98,491
RELX Capital, Inc.
8.625%, 1/15/19		435	482,528
S&P Global, Inc.
4.40%, 2/15/26		226	239,673
Time Warner Cable LLC
4.125%, 2/15/21		165	171,600
4.50%, 9/15/42		85	76,819
Time Warner, Inc.
4.70%, 1/15/21		123	131,792
Viacom, Inc.
4.375%, 3/15/43		23	19,928
5.625%, 9/15/19		83	89,045

			2,335,991

Communications - Telecommunications - 1.1%
American Tower Corp.
5.05%, 9/01/20		380	408,739
AT&T, Inc.
3.40%, 5/15/25		575	556,111
3.80%, 3/15/22		75	77,543
4.125%, 2/17/26		345	349,771
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	46	37,438
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (c)	U.S.$	225	224,168
Telefonica Emisiones SAU
5.213%, 3/08/47		215	217,434
5.462%, 2/16/21		185	202,867

Company	Principal Amount (000)		U.S. $ Value
Verizon Communications, Inc.
2.625%, 8/15/26	U.S.$	295	$269,409
3.50%, 11/01/24		1,048	1,040,088

			3,383,568

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		915	1,017,819
General Motors Co.
3.50%, 10/02/18		130	132,805
General Motors Financial Co., Inc.
4.00%, 1/15/25		41	41,158
4.30%, 7/13/25		50	50,692

			1,242,474

Consumer Cyclical - Retailers - 0.1%
CVS Health Corp.
3.875%, 7/20/25		222	228,649
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		211	215,117

			443,766

Consumer Non-Cyclical - 0.9%
AbbVie, Inc.
3.60%, 5/14/25		166	165,741
Agilent Technologies, Inc.
5.00%, 7/15/20		71	76,581
AstraZeneca PLC
6.45%, 9/15/37		90	117,370
Bayer US Finance LLC
3.375%, 10/08/24 (c)		321	322,615
Becton Dickinson and Co.
3.734%, 12/15/24		66	67,890
Biogen, Inc.
4.05%, 9/15/25		251	259,923
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		155	175,649
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		339	340,239
Laboratory Corp. of America Holdings
3.60%, 2/01/25		100	98,895
Mylan NV
3.95%, 6/15/26		68	66,535
Reynolds American, Inc.
5.85%, 8/15/45		79	92,760
Sigma Alimentos SA de CV
4.125%, 5/02/26 (c)		200	195,500
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		211	200,410
3.15%, 10/01/26		146	134,541
Tyson Foods, Inc.
2.65%, 8/15/19		64	64,640
3.95%, 8/15/24		206	210,120

			2,589,409

Company	Principal Amount (000)		U.S. $ Value
Energy - 1.3%
Cenovus Energy, Inc.
3.00%, 8/15/22	U.S.$	17	$16,745
5.70%, 10/15/19		59	63,573
Encana Corp.
3.90%, 11/15/21		140	142,975
Enterprise Products Operating LLC
3.70%, 2/15/26		278	278,103
5.20%, 9/01/20		185	201,446
Halliburton Co.
5.00%, 11/15/45		295	310,178
Hess Corp.
4.30%, 4/01/27		199	195,517
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		302	304,866
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (c)		250	266,922
Marathon Petroleum Corp.
5.125%, 3/01/21		163	176,086
MPLX LP
4.125%, 3/01/27		106	105,495
4.50%, 7/15/23		189	196,437
Nabors Industries, Inc.
5.50%, 1/15/23 (c)		212	217,300
Noble Energy, Inc.
3.90%, 11/15/24		170	172,270
8.25%, 3/01/19		374	416,004
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		232	224,636
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (c)		146	152,205
TransCanada PipeLines Ltd.
6.35%, 5/15/67		120	111,751
Valero Energy Corp.
6.125%, 2/01/20		175	192,630
Williams Partners LP
4.125%, 11/15/20		155	161,997

			3,907,136

Services - 0.0%
eBay, Inc.
3.80%, 3/09/22		75	77,965

Technology - 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (c)		53	53,408
3.875%, 1/15/27 (c)		117	117,580
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%, 6/15/26 (c)		50	54,564
Fidelity National Information Services, Inc.
3.50%, 4/15/23		39	39,517
5.00%, 10/15/25		3	3,267
HP, Inc.
4.65%, 12/09/21		114	122,148

Company	Principal Amount (000)		U.S. $ Value
KLA-Tencor Corp.
4.65%, 11/01/24	U.S.$	225	$239,081
Lam Research Corp.
2.80%, 6/15/21		71	71,110
Motorola Solutions, Inc.
7.50%, 5/15/25		33	39,030
Seagate HDD Cayman
4.75%, 1/01/25		127	124,461
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		335	342,479
Total System Services, Inc.
2.375%, 6/01/18		141	141,553
3.75%, 6/01/23		139	139,218
Western Digital Corp.
7.375%, 4/01/23 (c)		156	171,210

			1,658,626

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		200	202,301

			17,317,118

Financial Institutions - 3.1%
Banking - 2.7%
Bank of America Corp.
3.824%, 1/20/28		270	270,097
Barclays Bank PLC
Series E
6.625%, 3/30/22 (c)	EUR	84	111,193
Barclays PLC
3.65%, 3/16/25	U.S.$	270	263,582
3.684%, 1/10/23		215	215,843
BNP Paribas SA
3.80%, 1/10/24(c)		215	214,405
Series E
2.25%, 1/11/27(c)	EUR	195	202,436
Citigroup, Inc.
3.875%, 3/26/25	U.S.$	235	233,108
Compass Bank
5.50%, 4/01/20		314	330,856
Cooperatieve Rabobank UA
4.375%, 8/04/25		320	327,667
Credit Agricole SA/London
4.125%, 1/10/27 (c)		250	247,943
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		385	386,609
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		208	203,784
3.75%, 5/22/25		186	188,340
5.75%, 1/24/22		335	376,925
Series D
6.00%, 6/15/20		217	240,004
ING Groep NV
3.95%, 3/29/27		265	265,289

Company	Principal Amount (000)		U.S. $ Value
JPMorgan Chase & Co.
3.782%, 2/01/28	U.S.$	177	$178,720
Lloyds Banking Group PLC
4.65%, 3/24/26		200	204,356
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		272	279,235
Morgan Stanley
5.625%, 9/23/19		168	181,484
Series G
5.50%, 7/24/20		189	206,450
Nationwide Building Society
4.00%, 9/14/26 (c)		290	280,891
6.25%, 2/25/20 (c)		465	514,318
PNC Bank NA
3.80%, 7/25/23		685	716,168
Santander Issuances SAU
3.25%, 4/04/26 (c)	EUR	200	222,266
Santander UK Group Holdings PLC
2.875%, 8/05/21	U.S.$	226	223,351
Santander UK PLC
5.00%, 11/07/23 (c)		200	209,028
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		265	264,830
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (c)		305	309,853
US Bancorp
Series J
5.30%, 4/15/27 (d)		116	118,067
Wells Fargo & Co.
3.069%, 1/24/23		212	213,049

			8,200,147

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	201,444
International Lease Finance Corp.
5.875%, 4/01/19		93	99,101

			300,545

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		38	41,284
Lincoln National Corp.
8.75%, 7/01/19		31	35,308
MetLife, Inc.
10.75%, 8/01/39		70	108,515
XLIT Ltd.
6.375%, 11/15/24		157	183,447

			368,554

REITS - 0.2%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		10	10,058

Company	Principal Amount (000)		U.S. $ Value
Trust F/1401
5.25%, 1/30/26 (c)	U.S.$	200	$201,000
Welltower, Inc.
4.00%, 6/01/25		238	241,292

			452,350

			9,321,596

Utility - 0.2%
Electric - 0.2%
CMS Energy Corp.
5.05%, 3/15/22		155	169,271
Constellation Energy Group, Inc.
5.15%, 12/01/20		89	96,536
Entergy Corp.
4.00%, 7/15/22		223	233,450
Exelon Corp.
5.10%, 6/15/45		125	134,526
Pacific Gas & Electric Co.
6.05%, 3/01/34		38	47,611

			681,394

Total Corporates - Investment Grade (cost $26,709,863)			27,320,108

MORTGAGE PASS-THROUGHS - 7.5%
Agency Fixed Rate 30-Year - 6.7%
Federal Home Loan Mortgage Corp. Gold
4.00%, 2/01/46		543	572,939
Series 2005
5.50%, 1/01/35		208	232,856
Series 2007
5.50%, 7/01/35		22	24,012
Series 2017
4.00%, 7/01/44		436	460,343
Federal National Mortgage Association
3.00%, 5/01/45		1,286	1,278,037
3.50%, 1/01/46-6/01/46		4,134	4,231,861
3.50%, 4/01/47, TBA		1,935	1,979,445
4.00%, 12/01/40-11/01/46		1,389	1,466,711
4.00%, 4/01/47, TBA		1,300	1,363,680
4.50%, 4/25/47, TBA		4,643	4,979,255
5.00%, 12/01/39		121	132,716
Series 2004
5.50%, 2/01/34-11/01/34		77	86,424
Series 2007
5.50%, 1/01/37-8/01/37		287	319,989
Series 2008
5.50%, 8/01/37		135	151,014
Series AS6516
4.00%, 1/01/46		780	818,905
Government National Mortgage Association
3.00%, 12/20/46		507	512,407
3.50%, 4/01/47, TBA		1,635	1,695,418

			20,306,012

Company	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate 15-Year - 0.8%
Federal National Mortgage Association
2.50%, 12/01/31-1/01/32	U.S.$	1,666	$1,668,596
Series 2016
2.50%, 11/01/31		807	808,828

			2,477,424

Total Mortgage Pass-Throughs (cost $22,731,295)			22,783,436

GOVERNMENTS - TREASURIES - 3.7%
United States - 3.7%
U.S. Treasury Bonds
2.75%, 8/15/42		280	266,940
2.875%, 11/15/46		215	208,609
3.00%, 5/15/45		533	529,898
3.125%, 2/15/43-8/15/44		575	586,336
3.375%, 5/15/44		234	249,606
4.375%, 2/15/38		1,027	1,282,203
4.75%, 2/15/37		110	143,623
6.25%, 5/15/30		149	210,907
U.S. Treasury Notes
1.125%, 2/28/19		6,390	6,375,520
2.00%, 11/15/26		360	347,766
2.375%, 8/15/24		1,081	1,090,060

Total Governments - Treasuries (cost $11,351,267)			11,291,468

ASSET-BACKED SECURITIES - 3.7%
Autos - Fixed Rate - 2.2%
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		454	454,207
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		226	225,768
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (c)		2	1,798
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		150	150,251
Series 2015-2, Class A3
1.31%, 8/15/19		123	122,852
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		80	80,229
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (c)		179	179,478
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20(c)		56	56,007
Series 2014-B, Class A
1.11%, 11/15/18(c)		7	7,462

Company	Principal Amount (000)		U.S. $ Value
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (c)	U.S.$	121	$120,341
Drive Auto Receivables Trust
Series 2016-CA, Class A3
1.67%, 11/15/19 (c)		161	161,050
Series 2017-AA, Class A3
1.77%, 1/15/20 (c)		235	234,736
Series 2017-BA, Class A1
1.20%, 4/16/18 (c)		340	340,000
Series 2017-BA, Class A3
1.74%, 6/17/19 (c)		215	214,989
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (c)		56	55,660
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		174	174,210
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		140	149,729
Series 2016-3A, Class A
1.84%, 11/16/20 (c)		91	90,766
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		268	267,920
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (c)		150	149,954
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19 (c)		212	211,763
Series 2016-4, Class A2
1.96%, 2/16/21 (c)		110	109,640
Series 2016-4, Class D
3.89%, 11/15/22 (c)		100	98,218
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		322	322,094
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		412	412,661
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		221	221,411
Series 2016-1, Class A1
1.96%, 5/17/21 (c)		280	280,466
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		122	122,076
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (c)		215	214,609
Series 2015-2A, Class A
2.02%, 9/25/19 (c)		180	178,987

Company	Principal Amount (000)		U.S. $ Value
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (c)	U.S.$	192	$191,663
Series 2016-1A, Class A
2.32%, 3/25/20 (c)		145	144,440
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (c)		204	203,833
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		223	222,998
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		230	229,962
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (c)		41	40,560
Series 2016-2A, Class A2
1.57%, 6/17/19 (c)		130	129,940

			6,572,728

Other ABS - Fixed Rate - 0.5%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (c)		61	60,720
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		210	210,434
Series 2015-A, Class A4
1.85%, 4/15/21		227	227,012
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (c)		84	84,034
Series 2015-2, Class A2A
1.42%, 12/22/17 (c)		34	34,297
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (c)		65	64,908
Series 2017-1A, Class A
2.827%, 3/15/24 (c)		140	140,101
SBA Tower Trust
3.156%, 10/15/20 (c)		251	252,280
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)		103	102,607
Series 2016-3, Class A
3.05%, 12/26/25 (c)		147	147,176
Series 2017-2, Class A
3.28%, 2/25/26 (c)		170	169,981
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (c)		154	156,340

			1,649,890

Company	Principal Amount (000)		U.S. $ Value
Autos - Floating Rate - 0.5%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.412% (LIBOR 1 Month + 0.50%), 7/15/20 (c)(e)	U.S.$	378	$378,199
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.408% (LIBOR 1 Month + 0.55%), 12/10/27 (c)(e)		15	14,672
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.478% (LIBOR 1 Month + 1.50%), 10/20/20 (c)(e)		320	320,000
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
1.328% (LIBOR 1 Month + 0.35%), 7/22/19 (c)(e)		120	120,017
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
1.358% (LIBOR 1 Month + 0.38%), 7/20/19 (e)		203	203,319
Series 2015-1, Class A
1.478% (LIBOR 1 Month + 0.50%), 1/20/20 (e)		384	384,677

			1,420,884

Credit Cards - Fixed Rate - 0.3%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		141	141,017
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		326	330,228
Series 2015-2, Class A
1.56%, 3/15/21		214	213,662
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		246	246,252

			931,159

Credit Cards - Floating Rate - 0.2%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.262% (LIBOR 1 Month + 0.35%), 8/17/20 (e)		240	240,529
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.392% (LIBOR 1 Month + 0.48%), 2/15/22 (e)		256	256,741

			497,270

Company	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	U.S.$	58	$58,911

Total Asset-Backed Securities (cost $11,099,801)			11,130,842

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%
Non-Agency Fixed Rate CMBS - 2.3%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		150	152,698
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		16	15,569
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		335	337,305
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		495	507,992
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
4.877%, 9/10/45 (c)		169	158,769
Series 2015-GC27, Class A5
3.137%, 2/10/48		246	245,287
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.88%, 5/15/46		163	163,783
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.101%, 12/10/49		922	934,705
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		162	159,176
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.715%, 6/15/39		155	155,431
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		214	220,764
Series 2015-C4, Class A4
3.808%, 11/15/48		260	269,155
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		448	453,063
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.949%, 8/10/45		73	73,192
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)		276	273,596

Company	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)	U.S.$	107	$106,800
Series 2006-LDP9, Class AM
5.372%, 5/15/47		83	83,310
Series 2007-CB19, Class AM
5.829%, 2/12/49		175	175,114
Series 2007-LD12, Class AM
6.066%, 2/15/51		280	284,045
Series 2012-C6, Class E
5.153%, 5/15/45 (c)		119	105,416
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		235	243,817
Series 2015-C32, Class C
4.669%, 11/15/48		195	183,842
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		77	67,721
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		112	111,945
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		246	247,133
Series 2016-4, Class A2
2.579%, 3/10/49 (c)		161	156,085
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		112	112,594
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		168	169,195
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		9	8,826
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.471%, 9/15/48		197	193,273
Series 2016-NXS6, Class C
4.309%, 11/15/49		180	176,199
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		260	266,882
Series 2014-C20, Class A2
3.036%, 5/15/47		206	210,291

			7,022,973

Non-Agency Floating Rate CMBS - 0.6%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A
2.843% (LIBOR 1 Month + 1.90%), 11/15/21 (c)(e)		112	112,613
Series 2016-IMC, Class C

Company	Principal Amount (000)		U.S. $ Value
4.893% (LIBOR 1 Month + 3.95%), 11/15/21 (c)(e)	U.S.$	113	$113,091
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.367% (LIBOR 1 Month + 4.60%), 11/15/33 (c)(e)		110	110,411
H/2 Asset Funding NRE
Series 2015-1A
2.633% (LIBOR 1 Month + 1.65%), 6/24/49 (e)(f)		231	229,394
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.832% (LIBOR 1 Month + 0.92%), 6/15/29 (c)(e)		339	339,422
Series 2015-SGP, Class A
2.612% (LIBOR 1 Month + 1.70%), 7/15/36 (c)(e)		304	305,706
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.782% (LIBOR 1 Month + 1.87%), 8/15/26 (c)(e)		105	104,867
Series 2015-XLF2, Class SNMA
2.862% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(e)		119	119,422
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.993% (LIBOR 1 Month + 1.05%), 4/15/32 (c)(e)		35	35,118
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.132% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(e)		378	374,796

			1,844,840

Total Commercial Mortgage-Backed Securities (cost $9,084,433)			8,867,813

INFLATION-LINKED SECURITIES - 2.6%
United States - 2.6%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)		5,307	5,384,632
0.25%, 1/15/25 (TIPS)		1,144	1,134,590
0.375%, 7/15/25 (TIPS)		1,248	1,251,593

Total Inflation-Linked Securities (cost $7,754,973)			7,770,815

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Risk Share Floating Rate - 1.5%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.482% (LIBOR 1 Month + 6.50%), 4/25/26 (e)(f)		170	172,188
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes

Company	Principal Amount (000)		U.S. $ Value
Series 2014-DN3, Class M3
4.982% (LIBOR 1 Month + 4.00%), 8/25/24 (e)	U.S.$	330	$352,544
Series 2014-DN4, Class M3
5.532% (LIBOR 1 Month + 4.55%), 10/25/24 (e)		250	269,494
Series 2014-HQ3, Class M3
5.732% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		250	273,847
Series 2015-DNA3, Class M3
5.682% (LIBOR 1 Month + 4.70%), 4/25/28 (e)		250	275,063
Series 2015-HQA2, Class M3
5.782% (LIBOR 1 Month + 4.80%), 5/25/28 (e)		250	275,799
Series 2016-DNA1, Class M3
6.532% (LIBOR 1 Month + 5.55%), 7/25/28 (e)		250	283,322
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
2.182% (LIBOR 1 Month + 1.20%), 7/25/24 (e)		25	24,591
Series 2014-C04, Class 1M2
5.882% (LIBOR 1 Month + 4.90%), 11/25/24 (e)		180	200,948
Series 2014-C04, Class 2M2
5.982% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		70	77,743
Series 2015-C01, Class 1M2
5.282% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		140	148,704
Series 2015-C01, Class 2M2
5.532% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		142	151,214
Series 2015-C02, Class 1M2
4.982% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		186	196,055
Series 2015-C02, Class 2M2
4.982% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		184	193,825
Series 2015-C03, Class 1M1
2.482% (LIBOR 1 Month + 1.50%), 7/25/25 (e)		3	2,816
Series 2015-C03, Class 1M2
5.982% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		90	98,995
Series 2015-C03, Class 2M2
5.982% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		244	267,051
Series 2015-C04, Class 1M2
6.682% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		74	83,790
Series 2015-C04, Class 2M2

Company	Principal Amount (000)		U.S. $ Value
6.532% (LIBOR 1 Month + 5.55%), 4/25/28 (e)	U.S.$	117	$130,539
Series 2016-C01, Class 1M2
7.732% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		204	241,304
Series 2016-C01, Class 2M2
7.932% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		159	187,070
Series 2016-C03, Class 1M2
6.282% (LIBOR 1 Month + 5.30%), 10/25/28 (e)		46	51,650
Series 2016-C03, Class 2M2
6.882% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		145	165,004
Series 2017-C02, Class 2M2
4.627% (LIBOR 1 Month + 3.65%), 9/25/29 (e)		68	68,507
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.232% (LIBOR 1 Month + 4.25%), 11/25/24 (e)(f)		36	37,119
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.232% (LIBOR 1 Month + 5.25%), 11/25/25 (e)(f)		144	151,632
Series 2015-WF1, Class 2M2
6.482% (LIBOR 1 Month + 5.50%), 11/25/25 (e)(f)		41	43,839

			4,424,653

Non-Agency Fixed Rate - 0.4%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		36	33,853
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		82	72,029
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		60	57,625
Series 2006-24CB, Class A16
5.75%, 6/25/36		147	122,665
Series 2006-28CB, Class A14
6.25%, 10/25/36		102	82,874
Series 2006-J1, Class 1A13
5.50%, 2/25/36		86	74,773
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		47	38,576
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.997%, 5/25/35		17	16,179
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		75	62,640
Series 2006-13, Class 1A19

Company	Principal Amount (000)		U.S. $ Value
6.25%, 9/25/36	U.S.$	42	$35,193
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (c)		154	125,793
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		153	124,868
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		66	58,432
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (c)		204	174,571
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		47	46,236

			1,126,307

Non-Agency Floating Rate - 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.172% (LIBOR 1 Month + 0.19%), 12/25/36 (e)		331	203,635
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.232% (LIBOR 1 Month + 0.25%), 3/25/35 (e)		129	109,874
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
6.055%, 5/26/37 (c)(g)		189	142,015

			455,524

Agency Floating Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2011-15, Class SA
6.078% (7.06% - LIBOR 1 Month), 3/25/41 (e)(h)		562	122,744
Series 2015-66, Class AS
5.268% (6.25% - LIBOR 1 Month), 9/25/45 (e)(h)		727	119,676
Series 2016-22, Class ST
5.118% (6.10% - LIBOR 1 Month), 4/25/46 (e)(h)		717	114,096

			356,516

Agency Fixed Rate - 0.0%
Federal National Mortgage Association REMICs
Series 2015-33, Class AI
5.00%, 6/25/45 (i)		740	149,271

Company	Principal Amount (000)		U.S. $ Value
Total Collateralized Mortgage Obligations (cost $6,259,814)			$6,512,271

CORPORATES - NON-INVESTMENT GRADE - 1.1%
Industrial - 0.6%
Capital Goods - 0.0%
SPX FLOW, Inc.
5.875%, 8/15/26 (c)	U.S.$	7	7,026

Communications - Media - 0.0%
CSC Holdings LLC
6.75%, 11/15/21		45	48,881

Communications - Telecommunications - 0.3%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		85	90,419
Series Y
7.50%, 4/01/24		75	79,406
SFR Group SA
5.375%, 5/15/22 (c)	EUR	195	217,127
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	370	394,050

			781,002

Consumer Cyclical - Automotive - 0.1%
Allison Transmission, Inc.
5.00%, 10/01/24 (c)		170	171,700

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
6.25%, 2/15/22 (c)		200	214,000
KB Home
4.75%, 5/15/19		107	109,675

			323,675

Consumer Cyclical - Retailers - 0.0%
Hanesbrands, Inc.
4.625%, 5/15/24 (c)		70	69,125

Consumer Non-Cyclical - 0.1%
HCA, Inc.
4.50%, 2/15/27		19	18,976
5.25%, 6/15/26		32	33,720
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (c)		29	29,508
4.875%, 11/01/26 (c)		29	29,399
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		135	103,950

			215,553

Energy - 0.0%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		111	80,059

Company	Principal Amount (000)		U.S. $ Value
SM Energy Co.
6.50%, 1/01/23	U.S.$	14	$14,262

			94,321

Technology - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (c)		61	67,329

Transportation - Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (c)		94	87,420

			1,866,032

Financial Institutions - 0.5%
Banking - 0.4%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)		79	86,048
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		44	50,088
Credit Agricole SA
8.125%, 12/23/25 (c)(d)		205	218,758
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)		339	317,813
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (d)		200	208,454
Series U
7.64%, 9/30/17(d)		200	186,356
Societe Generale SA
5.922%, 4/05/17 (c)(d)		100	100,000
Standard Chartered PLC
2.549% (LIBOR 3 Month + 1.51%), 1/30/27 (c)(d)(e)		200	167,464

			1,334,981

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		170	175,525

			1,510,506

Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		125	127,969

Total Corporates - Non-Investment Grade (cost $3,592,704)			3,504,507

Company	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES - 0.3%
Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27 (cost $744,203)	BRL	2,875	$919,872

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)	U.S.$	340	367,600

Mexico - 0.1%
Petroleos Mexicanos
4.625%, 9/21/23		226	227,300

Total Quasi-Sovereigns (cost $564,119)			594,900

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Brazil - 0.1%
Petrobras Global Finance BV
6.125%, 1/17/22		123	129,088

Colombia - 0.0%
Ecopetrol SA
5.875%, 5/28/45		94	85,658

Israel - 0.1%
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		320	336,160

Total Governments - Sovereign Agencies (cost $533,903)			550,906

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.2%
United States - 0.2%
State of California
Series 2010
7.625%, 3/01/40 (cost $350,375)		345	505,228

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.0%
Mexico Government International Bond
Series G
5.95%, 3/19/19		82	88,355

Qatar - 0.1%
Qatar Government International Bond
2.375%, 6/02/21 (c)		280	276,850

Total Governments - Sovereign Bonds (cost $365,524)			365,205

Company	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)	U.S.$	217	$73,237

Consumer Non-Cyclical - 0.1%
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		200	194,676

Total Emerging Markets - Corporate Bonds (cost $415,262)			267,913

EMERGING MARKETS - SOVEREIGNS - 0.1%
Turkey - 0.1%
Turkey Government International Bond
6.00%, 3/25/27 (cost $197,748)		200	207,800

SHORT-TERM INVESTMENTS - 6.4%
Time Deposit - 3.8%
State Street Time Deposit
0.09%, 4/03/17 (cost $11,399,058)	U.S.$	11,399	11,399,058

Governments - Treasuries - 1.5%
Japan - 1.5%
Japan Treasury Discount Bill
Series 650
Zero Coupon, 6/12/17	JPY	180,000	1,617,590
Series 669
Zero Coupon, 6/12/17		340,000	3,055,975

Total Governments - Treasuries (cost $4,624,203)			4,673,565

Agency Discount Note - 1.1%
Federal Home Loan Bank Discount Notes Zero Coupon, 8/02/17 (cost $3,223,106)	U.S.$	3,230	3,223,106

Total Short-Term Investments (cost $19,246,367)			19,295,729

Total Investments Before Security Lending Collateral for Securities Loaned - 103.7% (cost $275,781,681)			314,104,096

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.54% (j)(k) (cost $1,231,196)		1,231,196	1,231,196

Company	U.S. $ Value
Total Investments - 104.1% (cost $277,012,877) (l)	$315,335,292
Other assets less liabilities - (4.1)% (m)	(12,547,304)

Net Assets - 100.0%	$302,787,988

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	30	June 2017	$6,494,161	$6,493,594	$(567)
U.S. T-Note 5 Yr (CBT) Futures	56	June 2017	6,586,296	6,592,687	6,391
U.S. T-Note 10 Yr (CBT) Futures	66	June 2017	8,192,165	8,221,125	28,960
U.S. Ultra Bond (CBT) Futures	46	June 2017	7,328,811	7,388,750	59,939
Sold Contracts
Euro-BOBL Futures	20	June 2017	2,806,297	2,812,084	(5,787)

					$88,936

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	1,506	USD	1,887	5/16/17	$(1,631)
Bank of America, NA	USD	1,079	GBP	861	5/16/17	932
Bank of America, NA	EUR	554	USD	589	6/15/17	(4,183)
Barclays Bank PLC	USD	657	SEK	5,790	5/16/17	(9,786)
BNP Paribas SA	CNY	1,914	USD	277	5/16/17	(253)
BNP Paribas SA	USD	2,608	JPY	291,559	5/16/17	14,656
Citibank, NA	BRL	4,066	USD	1,270	4/04/17	(28,980)
Citibank, NA	USD	1,286	BRL	4,066	4/04/17	12,958
Citibank, NA	JPY	470,177	USD	4,200	4/07/17	(23,177)
Citibank, NA	RUB	8,624	USD	146	4/28/17	(6,881)
Citibank, NA	USD	145	RUB	8,624	4/28/17	7,662
Citibank, NA	BRL	673	USD	214	5/03/17	126
Citibank, NA	USD	1,349	AUD	1,767	5/16/17	397
Citibank, NA	USD	761	EUR	706	5/16/17	(6,438)
Citibank, NA	USD	249	INR	16,739	5/16/17	8,440
Citibank, NA	USD	92	KRW	101,935	5/16/17	(398)
Credit Suisse International	EUR	834	USD	884	5/16/17	(7,724)
Deutsche Bank AG	BRL	2,720	USD	859	4/04/17	(10,366)
Deutsche Bank AG	USD	867	BRL	2,720	4/04/17	1,773
Deutsche Bank AG	BRL	2,720	USD	862	5/03/17	(1,133)
Goldman Sachs Bank USA	CAD	1,065	USD	809	5/16/17	7,813
Goldman Sachs Bank USA	TWD	2,456	USD	80	5/16/17	(1,547)
JPMorgan Chase Bank, NA	INR	8,197	USD	121	5/16/17	(5,042)
JPMorgan Chase Bank, NA	SEK	1,610	USD	179	5/16/17	(874)
Morgan Stanley & Co., Inc.	JPY	465,000	USD	4,108	4/26/17	(72,278)
Morgan Stanley & Co., Inc.	CNY	1,364	USD	194	5/16/17	(3,870)
Nomura Global Financial Products, Inc.	USD	121	INR	8,197	5/16/17	4,621
Royal Bank of Scotland PLC	KRW	879,969	USD	770	5/16/17	(17,716)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	570	CHF	573	5/16/17	$3,869
State Street Bank & Trust Co.	EUR	751	USD	809	4/12/17	8,048
State Street Bank & Trust Co.	AUD	713	USD	545	5/16/17	890
State Street Bank & Trust Co.	AUD	176	USD	133	5/16/17	(942)
State Street Bank & Trust Co.	CAD	562	USD	428	5/16/17	4,939
State Street Bank & Trust Co.	CAD	324	USD	242	5/16/17	(2,123)
State Street Bank & Trust Co.	CHF	853	USD	860	5/16/17	6,526
State Street Bank & Trust Co.	CNY	4,108	USD	593	5/16/17	(1,036)
State Street Bank & Trust Co.	EUR	1,184	USD	1,273	5/16/17	7,493
State Street Bank & Trust Co.	GBP	831	USD	1,033	5/16/17	(9,665)
State Street Bank & Trust Co.	HKD	6,956	USD	897	5/16/17	1,381
State Street Bank & Trust Co.	ILS	585	USD	156	5/16/17	(5,322)
State Street Bank & Trust Co.	JPY	39,403	USD	356	5/16/17	1,221
State Street Bank & Trust Co.	JPY	99,967	USD	889	5/16/17	(10,297)
State Street Bank & Trust Co.	NOK	2,889	USD	345	5/16/17	8,519
State Street Bank & Trust Co.	SEK	1,630	USD	184	5/16/17	2,165
State Street Bank & Trust Co.	USD	496	AUD	654	5/16/17	3,285
State Street Bank & Trust Co.	USD	228	AUD	299	5/16/17	(11)
State Street Bank & Trust Co.	USD	233	CAD	311	5/16/17	1,147
State Street Bank & Trust Co.	USD	127	CHF	128	5/16/17	681
State Street Bank & Trust Co.	USD	576	CHF	570	5/16/17	(5,593)
State Street Bank & Trust Co.	USD	721	EUR	679	5/16/17	4,508
State Street Bank & Trust Co.	USD	612	EUR	572	5/16/17	(975)
State Street Bank & Trust Co.	USD	588	GBP	472	5/16/17	4,201
State Street Bank & Trust Co.	USD	88	HKD	681	5/16/17	(87)
State Street Bank & Trust Co.	USD	402	JPY	45,471	5/16/17	7,412
State Street Bank & Trust Co.	USD	175	NOK	1,459	5/16/17	(5,462)
State Street Bank & Trust Co.	USD	366	SEK	3,240	5/16/17	(3,500)
State Street Bank & Trust Co.	AUD	154	USD	118	6/15/17	266
State Street Bank & Trust Co.	AUD	197	USD	150	6/15/17	(66)
State Street Bank & Trust Co.	CHF	153	USD	154	6/15/17	289
State Street Bank & Trust Co.	JPY	16,597	USD	145	6/15/17	(4,961)
State Street Bank & Trust Co.	MXN	3,236	USD	160	6/15/17	(10,977)
State Street Bank & Trust Co.	NOK	1,975	USD	233	6/15/17	2,664

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	NZD	167	USD	116	6/15/17	$(1,322)
State Street Bank & Trust Co.	USD	222	CAD	296	6/15/17	1,080
State Street Bank & Trust Co.	USD	274	CHF	276	6/15/17	2,583
State Street Bank & Trust Co.	USD	457	EUR	426	6/15/17	(926)
State Street Bank & Trust Co.	USD	355	GBP	289	6/15/17	8,174
State Street Bank & Trust Co.	USD	211	JPY	23,501	6/15/17	266
State Street Bank & Trust Co.	USD	33	NZD	47	6/15/17	(160)
State Street Bank & Trust Co.	USD	76	SEK	683	6/15/17	369

						$(124,348)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	3.37%	$160	$(11,905)	$(1,773)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Group)	NOK	14,990	8/01/18	0.960%	6 Month NIBOR	$(3,797)
Morgan Stanley & Co., LLC/(CME Group)		66,930	5/12/18	0.954%	6 Month NIBOR	(14,374)
Morgan Stanley & Co., LLC/(CME Group)	MXN	19,160	12/12/18	4 Week TIIE	6.840%	(4,707)
Morgan Stanley & Co., LLC/(CME Group)		12,770	12/13/18	4 Week TIIE	6.845%	(3,088)
Morgan Stanley & Co., LLC/(CME Group)		11,460	12/17/18	4 Week TIIE	7.035%	(824)
Morgan Stanley & Co., LLC/(CME Group)	GBP	6,650	2/23/19	0.606%	6 Month LIBOR	1,079
Morgan Stanley & Co., LLC/(CME Group)	$	6,130	2/27/19	3 Month LIBOR	1.544%	(4,113)
Morgan Stanley & Co., LLC/(CME Group)		825	8/31/21	1.256%	3 Month LIBOR	25,906

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	EUR	2,490	3/20/22	0.272%	6 Month EURIBOR	$(13,223)
Morgan Stanley & Co., LLC/(CME Group)	JPY	522,170	3/31/22	0.099%	6 Month LIBOR	2,151
Morgan Stanley & Co., LLC/(CME Group)	SEK	9,070	3/31/22	3 Month STIBOR	0.341%	(721)
Morgan Stanley & Co., LLC/(CME Group)	NZD	3,670	3/31/22	3 Month BKBM	2.936%	1,940
Morgan Stanley & Co., LLC/(CME Group)	$	430	6/09/25	2.488%	3 Month LIBOR	(8,759)
Morgan Stanley & Co., LLC/(CME Group)		1,560	11/10/25	2.256%	3 Month LIBOR	(1,476)
Morgan Stanley & Co., LLC/(CME Group)		142	6/28/26	1.460%	3 Month LIBOR	10,470
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,560	7/28/26	3 Month BKBM	2.473%	(80,804)
Morgan Stanley & Co., LLC/(CME Group)		1,560	7/28/26	2.473%	3 Month BKBM	(4,937)
Morgan Stanley & Co., LLC/(CME Group)	MXN	4,730	12/02/26	7.762%	4 Week TIIE	(6,607)
Morgan Stanley & Co., LLC/(CME Group)		3,150	12/03/26	7.760%	4 Week TIIE	(4,375)
Morgan Stanley & Co., LLC/(CME Group)		2,880	12/07/26	7.830%	4 Week TIIE	(4,747)
Morgan Stanley & Co., LLC/(CME Group)	$	370	12/21/26	3 Month LIBOR	2.497%	5,618
Morgan Stanley & Co., LLC/(LCH Group)	NOK	3,890	8/04/18	1.008%	6 Month NIBOR	(1,538)
Morgan Stanley & Co., LLC/(LCH Group)		16,650	8/11/18	1.076%	6 Month NIBOR	(9,303)
Morgan Stanley & Co., LLC/(LCH Group)	NZD	3,020	12/21/21	3 Month BKBM	3.059%	34,050
Morgan Stanley & Co., LLC/(LCH Group)	$	490	11/07/26	3 Month LIBOR	1.675%	1,722
Morgan Stanley & Co., LLC/(LCH Group)		490	11/07/26	1.675%	3 Month LIBOR	27,330
Morgan Stanley & Co., LLC/(LCH Group)		370	11/08/26	1.657%	3 Month LIBOR	21,259
Morgan Stanley & Co., LLC/(LCH Group)		75	11/08/26	3 Month LIBOR	1.657%	257
Morgan Stanley & Co., LLC/(LCH Group)		370	11/09/26	1.672%	3 Month LIBOR	20,772

						$(14,839)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)%	1.29%	$172	$(16,370)	$(4,679)	$(11,691)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	1.29	198	(18,844)	(5,585)	(13,259)
Sale Contracts
BNP Paribas SA
Anadarko Petroleum Corp., 6.950%, 6/15/19, 9/20/17*	1.00	0.12	530	3,756	(1,671)	5,427
Citigroup Global Markets Ltd.
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	55	(6,993)	(7,936)	943
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	60	(7,489)	(8,457)	968
Credit Suisse International
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	48	(5,991)	(3,527)	(2,464)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	165	(20,595)	(11,344)	(9,251)
Deutsche Bank AG
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	48	(5,999)	(6,428)	429
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	8	(999)	(997)	(2)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	52	(6,491)	(6,319)	(172)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	53	(6,615)	(6,443)	(172)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	9	(1,144)	(549)	(595)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00%	5.81%	$156	$(19,471)	$(13,637)	$(5,834)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	232	(28,958)	(17,281)	(11,677)
Goldman Sachs International
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	172	(21,898)	(24,235)	2,337
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	78	(9,736)	(11,282)	1,546
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	4	(499)	(381)	(118)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	8	(999)	(840)	(159)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	15	(1,872)	(1,721)	(151)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	8	(998)	(776)	(222)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	47	(5,976)	(4,316)	(1,660)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	64	(7,988)	(4,509)	(3,479)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	170	(21,219)	(13,812)	(7,407)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	230	(28,708)	(19,460)	(9,248)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	5.81	272	(33,950)	(14,137)	(19,813)

				$(276,046)	$(190,322)	$(85,724)

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$830	2/07/22	2.043%	3 Month LIBOR	$(1,252)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate market value of these securities amounted to $21,128,749 or 7.0% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor rate was in effect at March 31, 2017.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.21% of net assets as of March 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.482%, 4/25/26	4/29/16	$170,300	$172,188	0.06%
H/2 Asset Funding NRE Series 2015-1A
2.633%, 6/24/49	6/19/15	231,012	229,394	0.08%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
5.232%, 11/25/24	11/06/15	35,427	37,119	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.232%, 11/25/25	9/28/15	143,919	151,632	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
6.482%, 11/25/25	9/28/15	40,583	43,839	0.01%
(g)	Variable rate coupon, rate shown as of March 31, 2017.
(h)	Inverse interest only security.
(i)	IO - Interest Only.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,651,456 and gross unrealized depreciation of investments was $(4,329,041), resulting in net unrealized appreciation of $38,322,415.
(m)	An amount of U.S. $419,637 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
GDR	-	Global Depositary Receipt
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Information Technology	$33,608,975	$4,878,723	$	– 0	–	$38,487,698
Real Estate	19,202,653	11,204,620		– 0	–	30,407,273
Financials	16,450,352	10,204,312		– 0	–	26,654,664
Health Care	18,943,628	4,421,867		– 0	–	23,365,495
Consumer Discretionary	15,502,886	4,950,765		– 0	–	20,453,651
Consumer Staples	7,801,393	5,870,969		– 0	–	13,672,362
Industrials	9,491,315	4,027,353		– 0	–	13,518,668

Investments in Securities:	Level 1		Level 2		Level 3			Total
Energy	$7,196,952		$3,148,924		$	– 0	–	$10,345,876
Materials	1,645,231		3,796,756			– 0	–	5,441,987
Telecommunication Services	1,987,084		3,053,102			– 0	–	5,040,186
Utilities	3,691,499		464,393			– 0	–	4,155,892
Transportation	– 0	–	624,751			– 0	–	624,751
Banks	46,780		– 0	–		– 0	–	46,780
Corporates - Investment Grade	– 0	–	27,320,108			– 0	–	27,320,108
Mortgage Pass-Throughs	– 0	–	22,783,436			– 0	–	22,783,436
Governments - Treasuries	– 0	–	11,291,468			– 0	–	11,291,468
Asset-Backed Securities	– 0	–	10,038,538			1,092,304		11,130,842
Commercial Mortgage-Backed Securities	– 0	–	5,543,039			3,324,774		8,867,813
Inflation-Linked Securities	– 0	–	7,770,815			– 0	–	7,770,815
Collateralized Mortgage Obligations	– 0	–	6,512,271			– 0	–	6,512,271
Corporates - Non-Investment Grade	– 0	–	3,504,507			– 0	–	3,504,507
Emerging Markets - Treasuries	– 0	–	919,872			– 0	–	919,872
Quasi-Sovereigns	– 0	–	594,900			– 0	–	594,900
Governments - Sovereign Agencies	– 0	–	550,906			– 0	–	550,906
Local Governments - Municipal Bonds	– 0	–	505,228			– 0	–	505,228
Governments - Sovereign Bonds	– 0	–	365,205			– 0	–	365,205
Emerging Markets - Corporate Bonds	– 0	–	267,913			– 0	–	267,913
Emerging Markets - Sovereigns	– 0	–	207,800			– 0	–	207,800
Short-Term Investments:
Time Deposits	– 0	–	11,399,058			– 0	–	11,399,058
Governments - Treasuries	– 0	–	4,673,565			– 0	–	4,673,565
Agency Discount Notes	– 0	–	3,223,106			– 0	–	3,223,106
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,231,196		– 0	–		– 0	–	1,231,196

Total Investments in Securities	136,799,944		174,118,270			4,417,078		315,335,292
Other Financial Instruments(a):
Assets:
Futures	95,290		– 0	–		– 0	–	95,290
Forward Currency Exchange Contracts	– 0	–	141,354			– 0	–	141,354
Centrally Cleared Interest Rate Swaps	– 0	–	152,554			– 0	–	152,554
Credit Default Swaps	– 0	–	11,650			– 0	–	11,650
Liabilities:
Futures	(6,354)		– 0	–		– 0	–	(6,354)
Forward Currency Exchange Contracts	– 0	–	(265,702)			– 0	–	(265,702)
Centrally Cleared Credit Default Swaps	– 0	–	(1,773)			– 0	–	(1,773)
Centrally Cleared Interest Rate Swaps	– 0	–	(167,393)			– 0	–	(167,393)
Credit Default Swaps	– 0	–	(97,374)			– 0	–	(97,374)
Interest Rate Swaps	– 0	–	(1,252)			– 0	–	(1,252)

Total(b)	$136,888,880		$173,890,334			$4,417,078		$315,196,292

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Commercial Mortgage-Backed Securities	Asset-Backed Securities
Balance as of 12/31/16	$9,230		$4,024,522	$828,021
Accrued discounts/(premiums)	– 0	–	(1,319)	136
Realized gain (loss)	– 0	–	(40,782)	149
Change in unrealized appreciation/depreciation	– 0	–	27,885	2,509

	Common Stocks			Commercial Mortgage-Backed Securities		Asset-Backed Securities
Purchases		– 0	–	– 0	–	309,715
Sales		– 0	–	(685,532)		(48,226)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(9,230)		– 0	–	– 0	–

Balance as of 3/31/17	$	– 0	–	$3,324,774		$1,092,304

Net change in unrealized appreciation/depreciation from investments held as of 3/31/17	$	– 0	–	$3,074		$2,509

	Total
Balance as of 12/31/16		4,861,773
Accrued discounts/(premiums)		(1,183)
Realized gain (loss)		(40,633)
Change in unrealized appreciation/depreciation		30,394
Purchases		309,715
Sales		(733,758)
Transfers in to Level 3		– 0	–
Transfers out of Level 3		(9,230	)(a)

Balance as of 3/31/17		$4,417,078

Net change in unrealized appreciation/depreciation from investments held as of 3/31/17		$5,583

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of March 31, 2017, all Level 3 securities were priced by third party vendors, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$655	$4,818	$4,242	$1,231	$1

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 49.1%
Financials - 8.7%
Banks - 4.7%
Aozora Bank Ltd.	20,000	$73,834
Australia & New Zealand Banking Group Ltd.	31,095	755,007
Banco Bilbao Vizcaya Argentaria SA	70,114	544,272
Banco de Sabadell SA	50,635	92,777
Banco Espirito Santo SA (REG) (a)(b)(c)	10,016	0
Banco Popular Espanol SA (a)	55,521	53,839
Banco Santander SA	155,611	952,543
Bank Hapoalim BM	14,749	89,883
Bank Leumi Le-Israel BM (a)	12,645	55,825
Bank of America Corp.	71,245	1,680,670
Bank of East Asia Ltd. (The)	21,000	86,884
Bank of Ireland (a)	348,125	87,084
Bank of Kyoto Ltd. (The)	2,000	14,598
Bank of Queensland Ltd.	7,933	73,643
Bankia SA	43,854	49,919
Bankinter SA	7,353	61,656
Barclays PLC	180,209	508,690
BB&T Corp.	5,650	252,555
Bendigo & Adelaide Bank Ltd.	8,603	79,706
BNP Paribas SA	13,908	925,494
BOC Hong Kong Holdings Ltd.	39,500	161,449
CaixaBank SA	34,645	148,956
Chiba Bank Ltd. (The)	11,000	70,781
Citigroup, Inc.	20,279	1,213,090
Citizens Financial Group, Inc.	3,619	125,036
Comerica, Inc.	1,200	82,296
Commerzbank AG	15,814	143,280
Commonwealth Bank of Australia	18,280	1,198,712
Concordia Financial Group Ltd.	11,221	52,022
Credit Agricole SA	10,706	144,709
Danske Bank A/S	6,721	229,159
DBS Group Holdings Ltd.	17,000	235,482
DNB ASA	9,303	147,718
Erste Group Bank AG	3,207	104,426
Fifth Third Bancorp	5,340	135,636
Fukuoka Financial Group, Inc.	9,000	39,094
Hachijuni Bank Ltd. (The)	4,000	22,571
Hang Seng Bank Ltd.	8,100	164,320
Hiroshima Bank Ltd. (The)	5,000	21,266
HSBC Holdings PLC	211,162	1,722,417
Huntington Bancshares, Inc./OH	7,565	101,295
ING Groep NV	36,740	554,931
Intesa Sanpaolo SpA	120,775	328,520
Japan Post Bank Co., Ltd.	3,855	47,863
JPMorgan Chase & Co.	25,215	2,214,886
KBC Group NV	3,064	203,122
KeyCorp	7,525	133,794
Kyushu Financial Group, Inc.	3,564	21,829
Lloyds Banking Group PLC	684,632	569,395
M&T Bank Corp.	1,115	172,524
Mebuki Financial Group, Inc.	16,800	67,133
Mediobanca SpA	12,965	116,896
Mitsubishi UFJ Financial Group, Inc.	135,900	856,057
Mizrahi Tefahot Bank Ltd.	1,057	17,916
Mizuho Financial Group, Inc.	253,500	465,319
National Australia Bank Ltd.	28,193	717,860

Company	Shares	U.S. $ Value
Natixis SA	21,759	133,952
Nordea Bank AB	28,914	329,875
Oversea-Chinese Banking Corp., Ltd.	29,000	201,434
People’s United Financial, Inc.	2,165	39,403
PNC Financial Services Group, Inc. (The)	3,430	412,423
Raiffeisen Bank International AG (a)	1,307	29,475
Regions Financial Corp.	8,725	126,774
Resona Holdings, Inc.	21,000	112,893
Royal Bank of Scotland Group PLC (a)	47,824	145,014
Seven Bank Ltd.	16,218	53,111
Shinsei Bank Ltd.	37,000	68,177
Shizuoka Bank Ltd. (The)	4,000	32,620
Skandinaviska Enskilda Banken AB-Class A	16,190	179,905
Societe Generale SA	9,446	478,584
Standard Chartered PLC (a)	34,982	334,600
Sumitomo Mitsui Financial Group, Inc.	14,300	520,502
Sumitomo Mitsui Trust Holdings, Inc.	3,200	110,886
SunTrust Banks, Inc.	3,490	192,997
Suruga Bank Ltd.	1,000	21,107
Svenska Handelsbanken AB-Class A	14,254	195,338
Swedbank AB-Class A	8,621	199,477
UniCredit SpA	17,373	267,810
United Overseas Bank Ltd.	12,000	189,543
US Bancorp	11,215	577,572
Wells Fargo & Co.	31,675	1,763,030
Westpac Banking Corp.	35,553	950,414
Zions Bancorporation	1,430	60,060

		26,917,615

Capital Markets - 1.2%
3i Group PLC	9,721	91,271
Aberdeen Asset Management PLC	7,603	25,230
Affiliated Managers Group, Inc.	407	66,724
Ameriprise Financial, Inc.	1,145	148,484
ASX Ltd.	1,453	56,035
Bank of New York Mellon Corp. (The)	7,415	350,210
BlackRock, Inc.-Class A	877	336,338
CBOE Holdings, Inc.	646	52,371
Charles Schwab Corp. (The)	8,390	342,396
CME Group, Inc.-Class A	2,350	279,180
Credit Suisse Group AG (REG) (a)	21,154	314,742
Daiwa Securities Group, Inc.	16,000	97,624
Deutsche Bank AG (REG) (a)	13,129	225,701
Deutsche Boerse AG	1,511	138,828
E*TRADE Financial Corp. (a)	1,870	65,244
Franklin Resources, Inc.	2,420	101,979
Goldman Sachs Group, Inc. (The)	2,638	606,001
Hargreaves Lansdown PLC	2,483	40,446
Hong Kong Exchanges & Clearing Ltd.	10,900	275,050
Intercontinental Exchange, Inc.	4,330	259,237
Invesco Ltd.	2,830	86,683
Investec PLC	5,877	40,074
Japan Exchange Group, Inc.	4,965	70,822
Julius Baer Group Ltd. (a)	2,130	106,406
London Stock Exchange Group PLC	3,987	158,621
Macquarie Group Ltd.	2,915	200,834
Moody’s Corp.	1,145	128,286
Morgan Stanley	10,270	439,967

Company	Shares	U.S. $ Value
Nasdaq, Inc.	760	52,782
Nomura Holdings, Inc.	38,855	240,526
Northern Trust Corp.	1,460	126,407
Partners Group Holding AG	158	84,911
Raymond James Financial, Inc.	909	69,320
S&P Global, Inc.	1,860	243,176
Schroders PLC	1,291	48,996
Singapore Exchange Ltd.	21,000	115,592
State Street Corp.	2,535	201,811
T. Rowe Price Group, Inc.	1,725	117,559
UBS Group AG	38,983	623,128

		7,028,992

Consumer Finance - 0.2%
Acom Co., Ltd. (a)	6,200	24,817
AEON Financial Service Co., Ltd.	2,600	49,093
American Express Co.	5,410	427,985
Capital One Financial Corp.	3,513	304,437
Credit Saison Co., Ltd.	3,500	62,724
Discover Financial Services	2,810	192,176
Navient Corp.	2,200	32,472
Provident Financial PLC	1,401	52,641
Synchrony Financial	5,518	189,267

		1,335,612

Diversified Financial Services - 0.7%
AMP Ltd.	28,155	111,385
Berkshire Hathaway, Inc.-Class B (a)	13,294	2,215,844
Challenger Ltd./Australia	12,809	122,768
Eurazeo SA	1,305	85,855
EXOR NV	3,679	190,233
First Pacific Co., Ltd./Hong Kong	86,660	62,988
Groupe Bruxelles Lambert SA	768	69,698
Industrivarden AB-Class C	4,979	107,744
Investor AB-Class B	4,336	182,315
Kinnevik AB	4,676	124,645
Leucadia National Corp.	2,255	58,630
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,370	51,823
ORIX Corp.	14,110	209,428
Pargesa Holding SA	346	24,455
Wendel SA	844	106,873

		3,724,684

Insurance - 1.9%
Admiral Group PLC	2,010	50,083
Aegon NV	11,109	56,588
Aflac, Inc.	2,855	206,759
Ageas	1,646	64,277
AIA Group Ltd.	128,423	810,600
Allianz SE (REG)	4,871	903,308
Allstate Corp. (The)	2,600	211,874
American International Group, Inc.	7,093	442,816
Aon PLC	1,865	221,357
Arthur J Gallagher & Co.	1,202	67,961
Assicurazioni Generali SpA	11,115	176,352
Assurant, Inc.	410	39,225
Aviva PLC	43,251	288,617
Baloise Holding AG (REG)	926	127,244
Chubb Ltd.	3,232	440,360

Company	Shares	U.S. $ Value
Cincinnati Financial Corp.	1,060	76,606
CNP Assurances	4,544	92,404
Dai-ichi Life Holdings, Inc.	10,264	183,719
Direct Line Insurance Group PLC	13,089	56,948
Gjensidige Forsikring ASA	3,690	56,214
Hannover Rueck SE (REG)	795	91,609
Hartford Financial Services Group, Inc. (The)	2,675	128,587
Insurance Australia Group Ltd.	23,145	106,945
Japan Post Holdings Co., Ltd.	3,000	37,725
Legal & General Group PLC	63,405	196,330
Lincoln National Corp.	1,590	104,066
Loews Corp.	1,890	88,395
Mapfre SA	16,735	57,319
Marsh & McLennan Cos., Inc.	3,590	265,265
Medibank Pvt Ltd.	39,307	84,663
MetLife, Inc.	7,670	405,129
MS&AD Insurance Group Holdings, Inc.	4,800	153,315
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,588	310,855
NN Group NV	7,137	231,789
Old Mutual PLC	61,153	153,902
Principal Financial Group, Inc.	1,840	116,122
Progressive Corp. (The)	4,045	158,483
Prudential Financial, Inc.	3,065	326,974
Prudential PLC	27,421	579,222
QBE Insurance Group Ltd.	13,053	128,505
RSA Insurance Group PLC	10,859	79,747
Sampo Oyj-Class A	4,765	226,103
SCOR SE	3,333	125,964
Sompo Holdings, Inc.	4,000	146,954
Sony Financial Holdings, Inc.	4,130	66,326
St James’s Place PLC	4,994	66,475
Standard Life PLC	22,799	101,372
Suncorp Group Ltd.	12,247	123,591
Swiss Life Holding AG (a)	342	110,282
Swiss Re AG	3,176	285,256
T&D Holdings, Inc.	5,500	79,721
Tokio Marine Holdings, Inc.	7,300	308,530
Torchmark Corp.	752	57,934
Travelers Cos., Inc. (The)	2,030	244,696
Tryg A/S	2,469	44,766
UnipolSai Assicurazioni SpA	4,035	8,913
Unum Group	1,620	75,962
Willis Towers Watson PLC	887	116,099
XL Group Ltd.	1,910	76,133
Zurich Insurance Group AG	1,604	428,044

		11,071,380

		50,078,283

Information Technology - 6.9%
Communications Equipment - 0.4%
Cisco Systems, Inc.	35,090	1,186,042
F5 Networks, Inc. (a)	480	68,434
Harris Corp.	845	94,023
Juniper Networks, Inc.	2,640	73,471
Motorola Solutions, Inc.	1,145	98,722
Nokia Oyj	62,192	334,272

Company	Shares	U.S. $ Value
Telefonaktiebolaget LM Ericsson-Class B	28,969	193,408

		2,048,372

Electronic Equipment, Instruments & Components - 0.4%
Alps Electric Co., Ltd.	2,053	58,212
Amphenol Corp.-Class A	2,150	153,015
Corning, Inc.	7,205	194,535
FLIR Systems, Inc.	910	33,015
Hamamatsu Photonics KK	1,600	46,180
Hexagon AB-Class B	4,263	171,094
Hirose Electric Co., Ltd.	300	41,562
Hitachi High-Technologies Corp.	600	24,510
Hitachi Ltd.	52,000	282,347
Ingenico Group SA	930	87,714
Keyence Corp.	1,000	401,173
Kyocera Corp.	3,100	173,189
Murata Manufacturing Co., Ltd.	2,000	284,931
Omron Corp.	1,800	79,090
Shimadzu Corp.	2,000	31,829
TDK Corp.	1,200	76,194
TE Connectivity Ltd.	2,460	183,393
Yaskawa Electric Corp.	2,000	40,277
Yokogawa Electric Corp.	4,500	70,969

		2,433,229

Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	1,205	71,938
Alphabet, Inc.-Class A (a)	2,089	1,771,054
Alphabet, Inc.-Class C (a)	2,094	1,737,099
eBay, Inc. (a)	7,285	244,557
Facebook, Inc.-Class A (a)	16,237	2,306,466
Kakaku.com, Inc.	3,799	51,862
Mixi, Inc.	1,747	84,505
United Internet AG	2,321	102,662
VeriSign, Inc. (a)(d)	625	54,444
Yahoo Japan Corp.	13,553	62,838
Yahoo!, Inc. (a)	6,115	283,797

		6,771,222

IT Services - 1.1%
Accenture PLC-Class A	4,335	519,680
Alliance Data Systems Corp.	430	107,070
Amadeus IT Group SA-Class A	4,677	236,977
Atos SE	677	83,664
Automatic Data Processing, Inc.	3,170	324,576
Capgemini SA	1,557	143,720
Cognizant Technology Solutions Corp.-Class A (a)	4,230	251,770
Computershare Ltd.	3,663	39,340
CSRA, Inc.	990	28,997
Fidelity National Information Services, Inc.	2,270	180,737
Fiserv, Inc. (a)	1,550	178,730
Fujitsu Ltd.	18,000	110,491
Global Payments, Inc.	1,059	85,440
International Business Machines Corp.	6,076	1,058,075
Mastercard, Inc.-Class A	6,710	754,674
Nomura Research Institute Ltd.	1,300	47,924
NTT Data Corp.	1,202	57,079

Company	Shares	U.S. $ Value
Obic Co., Ltd.	730	34,875
Otsuka Corp.	600	32,601
Paychex, Inc.	2,245	132,231
PayPal Holdings, Inc. (a)	7,835	337,062
Teradata Corp. (a)	895	27,852
Total System Services, Inc.	1,110	59,341
Visa, Inc.-Class A	13,150	1,168,640
Western Union Co. (The)-Class W	3,380	68,783
Worldpay Group PLC (e)	19,184	70,928

		6,141,257

Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. (a)	5,483	79,778
Analog Devices, Inc.	2,510	205,694
Applied Materials, Inc.	7,535	293,111
ASM Pacific Technology Ltd.	900	12,241
ASML Holding NV	3,784	502,109
Broadcom Ltd.	2,775	607,614
Infineon Technologies AG	10,766	220,351
Intel Corp.	33,040	1,191,753
KLA-Tencor Corp.	1,060	100,774
Lam Research Corp.	1,129	144,918
Microchip Technology, Inc.	1,495	110,301
Micron Technology, Inc. (a)	7,220	208,658
NVIDIA Corp.	3,735	406,854
NXP Semiconductors NV (a)	3,154	326,439
Qorvo, Inc. (a)	868	59,510
QUALCOMM, Inc.	10,270	588,882
Rohm Co., Ltd.	1,300	86,547
Skyworks Solutions, Inc.	1,324	129,726
STMicroelectronics NV	12,251	188,514
Texas Instruments, Inc.	6,975	561,906
Tokyo Electron Ltd.	1,500	164,215
Xilinx, Inc.	1,735	100,439

		6,290,334

Software - 1.5%
Activision Blizzard, Inc.	4,755	237,084
Adobe Systems, Inc. (a)	3,460	450,250
Autodesk, Inc. (a)	1,375	118,896
CA, Inc.	2,185	69,308
Check Point Software Technologies Ltd. (a)	1,404	144,135
Citrix Systems, Inc. (a)	1,080	90,061
Dassault Systemes SE	924	79,918
Electronic Arts, Inc. (a)	2,085	186,649
Gemalto NV	323	18,019
Intuit, Inc.	1,700	197,183
Konami Holdings Corp.	1,300	55,217
LINE Corp. (a)	873	33,649
Microsoft Corp.	54,420	3,584,101
Mobileye NV (a)	1,869	114,757
Nexon Co., Ltd.	2,595	41,266
Nice Ltd.	596	40,460
Nintendo Co., Ltd.	1,200	278,447
Oracle Corp.	21,000	936,810
Oracle Corp. Japan	500	28,665

Company	Shares	U.S. $ Value
Red Hat, Inc. (a)	1,240	107,260
Sage Group PLC (The)	12,240	96,689
salesforce.com, Inc. (a)	4,484	369,885
SAP SE	10,475	1,027,681
Symantec Corp.	4,255	130,543
Synopsys, Inc. (a)	1,072	77,323
Trend Micro, Inc./Japan	1,600	71,217

		8,585,473

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	37,289	5,356,938
Brother Industries Ltd.	2,200	46,007
Canon, Inc.	11,400	356,007
FUJIFILM Holdings Corp.	4,200	164,631
Hewlett Packard Enterprise Co.	11,560	273,972
HP, Inc.	11,910	212,951
Konica Minolta, Inc.	6,000	53,817
NEC Corp.	25,000	60,352
NetApp, Inc.	1,940	81,189
Ricoh Co., Ltd.	6,000	49,494
Seagate Technology PLC	2,050	94,156
Seiko Epson Corp.	2,700	56,967
Western Digital Corp.	1,963	162,006
Xerox Corp.	5,945	43,636

		7,012,123

		39,282,010

Consumer Discretionary - 6.1%
Auto Components - 0.4%
Aisin Seiki Co., Ltd.	1,800	88,654
BorgWarner, Inc.	1,380	57,670
Bridgestone Corp.	6,900	280,093
Cie Generale des Etablissements Michelin-Class B	1,732	210,469
Continental AG	1,047	229,555
Delphi Automotive PLC	1,891	152,207
Denso Corp.	5,200	229,435
GKN PLC	16,316	74,315
Goodyear Tire & Rubber Co. (The)	1,810	65,160
Koito Manufacturing Co., Ltd.	1,000	52,118
NGK Spark Plug Co., Ltd.	3,000	68,794
NOK Corp.	2,800	65,401
Nokian Renkaat Oyj	1,090	45,494
Stanley Electric Co., Ltd.	1,600	45,743
Sumitomo Electric Industries Ltd.	7,200	119,688
Sumitomo Rubber Industries Ltd.	4,100	69,954
Toyota Industries Corp.	1,600	79,592
Valeo SA	2,277	151,470
Yokohama Rubber Co., Ltd. (The)	1,000	19,599

		2,105,411

Automobiles - 1.0%
Bayerische Motoren Werke AG	3,152	287,594
Daimler AG (REG)	10,262	757,331
Ferrari NV	572	42,632
Fiat Chrysler Automobiles NV (a)	14,140	154,484
Ford Motor Co.	27,220	316,841

Company	Shares	U.S. $ Value
Fuji Heavy Industries Ltd.	6,000	220,070
General Motors Co.	9,916	350,630
Harley-Davidson, Inc.	1,250	75,625
Honda Motor Co., Ltd.	17,400	525,289
Isuzu Motors Ltd.	5,500	72,843
Mazda Motor Corp.	5,200	75,061
Mitsubishi Motors Corp.	11,400	68,386
Nissan Motor Co., Ltd.	26,300	253,594
Peugeot SA (a)	7,475	150,229
Porsche Automobil Holding SE (Preference Shares)	1,458	79,444
Renault SA	1,830	158,976
Suzuki Motor Corp.	3,500	145,368
Toyota Motor Corp.	28,500	1,546,918
Volkswagen AG	630	94,128
Volkswagen AG (Preference Shares)	1,767	257,594
Yamaha Motor Co., Ltd.	2,700	65,007

		5,698,044

Distributors - 0.0%
Genuine Parts Co.	1,060	97,954
Jardine Cycle & Carriage Ltd.	2,000	62,644
LKQ Corp. (a)	2,114	61,877

		222,475

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	300	9,391
H&R Block, Inc. (d)	1,520	35,340

		44,731

Hotels, Restaurants & Leisure - 0.8%
Accor SA	2,705	112,512
Aristocrat Leisure Ltd.	4,876	66,931
Carnival Corp.	2,985	175,846
Carnival PLC	2,273	130,283
Chipotle Mexican Grill, Inc.-Class A (a)	244	108,707
Compass Group PLC	17,510	330,592
Crown Resorts Ltd.	9,430	85,069
Darden Restaurants, Inc.	870	72,793
Domino’s Pizza Enterprises Ltd.	823	36,537
Galaxy Entertainment Group Ltd.	20,155	110,392
Genting Singapore PLC	92,000	67,089
InterContinental Hotels Group PLC	1,779	87,134
Marriott International, Inc./MD-Class A	2,231	210,116
McDonald’s Corp.	5,980	775,068
McDonald’s Holdings Co. Japan Ltd.	2,200	64,248
Melco Crown Entertainment Ltd. (ADR)	2,027	37,581
Merlin Entertainments PLC (e)	6,755	40,605
Oriental Land Co., Ltd./Japan	2,100	120,718
Paddy Power Betfair PLC	746	80,221
Royal Caribbean Cruises Ltd.	1,177	115,475
Sands China Ltd.	39,744	184,237
Sodexo SA	1,005	118,084
Starbucks Corp.	10,220	596,746
Tatts Group Ltd.	15,121	51,166
TUI AG	6,938	96,079
Whitbread PLC	1,737	86,189
William Hill PLC	8,420	30,706

Company	Shares	U.S. $ Value
Wyndham Worldwide Corp.	750	63,218
Wynn Macau Ltd.	77,455	157,754
Wynn Resorts Ltd. (d)	560	64,182
Yum! Brands, Inc.	2,545	162,626

		4,438,904

Household Durables - 0.4%
Auto Trader Group PLC (e)	9,529	46,767
Barratt Developments PLC	9,541	65,356
Berkeley Group Holdings PLC	1,236	49,699
Casio Computer Co., Ltd.	2,100	29,278
DR Horton, Inc.	2,355	78,445
Electrolux AB-Class B	2,430	67,461
Garmin Ltd.	770	39,355
Husqvarna AB-Class B	8,194	71,843
Iida Group Holdings Co., Ltd.	1,346	20,713
Leggett & Platt, Inc.	925	46,546
Lennar Corp.-Class A	1,300	66,547
Mohawk Industries, Inc. (a)	450	103,270
Newell Brands, Inc.	3,355	158,255
Nikon Corp.	3,200	46,502
Panasonic Corp.	23,500	265,954
Persimmon PLC	2,928	76,821
PulteGroup, Inc.	2,135	50,279
Rinnai Corp.	700	55,763
SEB SA	241	33,662
Sekisui Chemical Co., Ltd.	4,000	67,432
Sekisui House Ltd.	6,000	98,933
Sharp Corp./Japan (a)	15,000	63,099
Sony Corp.	13,500	455,604
Taylor Wimpey PLC	31,025	75,043
Whirlpool Corp.	550	94,232

		2,226,859

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (a)	2,762	2,448,624
Expedia, Inc.	832	104,973
Netflix, Inc. (a)	2,982	440,769
Priceline Group, Inc. (The) (a)	347	617,650
Rakuten, Inc.	8,852	88,942
Start Today Co., Ltd.	2,592	57,604
TripAdvisor, Inc. (a)(d)	762	32,888
Zalando SE (a)(e)	2,021	81,683

		3,873,133

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,900	56,954
Hasbro, Inc.	800	79,856
Mattel, Inc.	2,335	59,799
Sankyo Co., Ltd.	300	10,048
Sega Sammy Holdings, Inc.	2,500	33,625
Shimano, Inc.	700	102,528
Yamaha Corp.	1,600	44,264

		387,074

Company	Shares	U.S. $ Value
Media - 1.1%
Altice NV-Class A (a)	3,528	79,799
Altice NV-Class B (a)	1,176	26,563
Axel Springer SE	2,191	120,942
CBS Corp.-Class B	2,840	196,982
Charter Communications, Inc.-Class A (a)	1,523	498,508
Comcast Corp.-Class A	33,502	1,259,340
Dentsu, Inc.	2,100	114,370
Discovery Communications, Inc.-Class A (a)	1,045	30,399
Discovery Communications, Inc.-Class C (a)	1,545	43,739
DISH Network Corp.-Class A (a)	1,475	93,648
Eutelsat Communications SA	3,140	69,983
Hakuhodo DY Holdings, Inc.	2,490	29,619
Interpublic Group of Cos., Inc. (The)	2,795	68,673
ITV PLC	34,542	94,823
JCDecaux SA	189	6,638
Lagardere SCA	2,184	64,243
News Corp.-Class A	2,658	34,554
News Corp.-Class B	817	11,029
Omnicom Group, Inc.	1,660	143,109
Pearson PLC	7,821	66,689
ProSiebenSat.1 Media SE	1,328	58,805
Publicis Groupe SA	1,801	125,746
REA Group Ltd.	1,002	45,439
RTL Group SA (London)	1,166	93,743
Schibsted ASA-Class B	2,252	51,600
Scripps Networks Interactive, Inc.-Class A	670	52,508
SES SA	4,651	108,131
Singapore Press Holdings Ltd.	6,000	15,226
Sky PLC	13,314	162,828
TEGNA, Inc.	1,450	37,149
Telenet Group Holding NV (a)	459	27,285
Time Warner, Inc.	5,445	532,031
Toho Co., Ltd./Tokyo	1,000	26,542
Twenty-First Century Fox, Inc.-Class A	7,421	240,366
Twenty-First Century Fox, Inc.-Class B	3,367	107,003
Viacom, Inc.-Class B	2,410	112,354
Vivendi SA	11,072	214,782
Walt Disney Co. (The)	10,314	1,169,504
WPP PLC	13,761	301,628

		6,536,320

Multiline Retail - 0.2%
Dollar General Corp.	1,820	126,909
Dollar Tree, Inc. (a)	1,638	128,518
Don Quijote Holdings Co., Ltd.	1,000	34,806
Isetan Mitsukoshi Holdings Ltd.	2,200	24,181
J Front Retailing Co., Ltd.	3,500	51,989
Kohl’s Corp.	1,230	48,966
Macy’s, Inc.	2,105	62,392
Marks & Spencer Group PLC	15,442	65,225
Marui Group Co., Ltd.	3,300	44,966
Next PLC	1,363	73,734
Nordstrom, Inc. (d)	770	35,859
Ryohin Keikaku Co., Ltd.	146	32,095
Target Corp.	4,025	222,140

		951,780

Company	Shares	U.S. $ Value
Specialty Retail - 0.8%
ABC-Mart, Inc.	500	29,306
Advance Auto Parts, Inc.	531	78,726
AutoNation, Inc. (a)	435	18,396
AutoZone, Inc. (a)	225	162,686
Bed Bath & Beyond, Inc.	1,045	41,236
Best Buy Co., Inc.	1,900	93,385
CarMax, Inc. (a)	1,320	78,170
Dixons Carphone PLC	16,194	64,499
Fast Retailing Co., Ltd.	500	157,342
Foot Locker, Inc.	942	70,471
Gap, Inc. (The)	1,505	36,556
Hennes & Mauritz AB-Class B	9,038	230,657
Hikari Tsushin, Inc.	500	48,821
Home Depot, Inc. (The)	8,630	1,267,143
Industria de Diseno Textil SA	11,626	409,428
Kingfisher PLC	29,522	120,792
L Brands, Inc. (d)	1,685	79,363
Lowe’s Cos., Inc.	6,090	500,659
Nitori Holdings Co., Ltd.	750	95,249
O’Reilly Automotive, Inc. (a)	690	186,190
Ross Stores, Inc.	2,750	181,142
Shimamura Co., Ltd.	200	26,513
Signet Jewelers Ltd.	508	35,189
Staples, Inc.	4,515	39,597
Tiffany & Co.	755	71,951
TJX Cos., Inc. (The)	4,570	361,396
Tractor Supply Co.	915	63,108
Ulta Salon Cosmetics & Fragrance, Inc. (a)	402	114,662
USS Co., Ltd.	4,120	69,004
Yamada Denki Co., Ltd.	10,990	54,940

		4,786,577

Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	1,792	340,896
Asics Corp.	3,000	48,269
Burberry Group PLC	4,236	91,416
Christian Dior SE	581	134,866
Cie Financiere Richemont SA (REG)	5,585	441,562
Coach, Inc.	1,930	79,767
Hanesbrands, Inc.	2,627	54,536
Hermes International	281	133,021
HUGO BOSS AG	1,317	96,040
Kering	721	186,353
Li & Fung Ltd.	48,000	20,824
Luxottica Group SpA	1,559	86,036
LVMH Moet Hennessy Louis Vuitton SE	2,973	653,442
Michael Kors Holdings Ltd. (a)	1,159	44,169
NIKE, Inc.-Class B	9,420	524,977
Pandora A/S	1,106	122,410
PVH Corp.	545	56,391
Ralph Lauren Corp.	390	31,832
Swatch Group AG (The)	294	105,260
Swatch Group AG (The) (REG)	1,834	127,713
Under Armour, Inc.-Class A (a)(d)	1,247	24,666
Under Armour, Inc.-Class C (a)(d)	1,254	22,948

Company	Shares	U.S. $ Value
VF Corp.	2,310	126,981

		3,554,375

		34,825,683

Health Care - 6.0%
Biotechnology - 0.9%
AbbVie, Inc.	11,366	740,609
Actelion Ltd. (REG) (a)	978	275,940
Alexion Pharmaceuticals, Inc. (a)	1,580	191,559
Amgen, Inc.	5,253	861,860
Biogen, Inc. (a)	1,565	427,902
Celgene Corp. (a)	5,430	675,655
CSL Ltd.	4,876	466,856
Genmab A/S (a)	540	103,912
Gilead Sciences, Inc.	9,215	625,883
Grifols SA	2,839	69,655
Incyte Corp. (a)	1,240	165,751
Regeneron Pharmaceuticals, Inc. (a)	540	209,255
Vertex Pharmaceuticals, Inc. (a)	1,707	186,660

		5,001,497

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	11,976	531,854
Baxter International, Inc.	3,380	175,287
Becton Dickinson and Co.	1,487	272,775
Boston Scientific Corp. (a)	9,460	235,270
Cochlear Ltd.	405	41,838
Coloplast A/S-Class B	1,154	90,122
Cooper Cos., Inc. (The)	361	72,160
CR Bard, Inc.	515	127,998
CYBERDYNE, Inc. (a)	3,189	45,826
Danaher Corp.	4,240	362,647
DENTSPLY SIRONA, Inc.	1,596	99,654
Edwards Lifesciences Corp. (a)	1,490	140,164
Essilor International SA	2,369	287,623
Getinge AB-Class B	2,013	35,295
Hologic, Inc. (a)	1,920	81,696
Hoya Corp.	3,900	188,412
IDEXX Laboratories, Inc. (a)	633	97,868
Intuitive Surgical, Inc. (a)	305	233,774
Medtronic PLC	9,659	778,129
Olympus Corp.	2,800	108,070
Smith & Nephew PLC	9,779	148,893
Sonova Holding AG (REG)	666	92,384
Stryker Corp.	2,175	286,339
Sysmex Corp.	1,500	91,262
Terumo Corp.	3,300	114,718
Varian Medical Systems, Inc. (a)	645	58,779
William Demant Holding A/S (a)	2,050	42,839
Zimmer Biomet Holdings, Inc.	1,385	169,122

		5,010,798

Health Care Providers & Services - 0.8%
Aetna, Inc.	2,467	314,666

Company	Shares	U.S. $ Value
Alfresa Holdings Corp.	2,700	46,937
AmerisourceBergen Corp.-Class A	1,235	109,297
Anthem, Inc.	1,850	305,953
Cardinal Health, Inc.	2,195	179,002
Centene Corp. (a)	1,187	84,586
Cigna Corp.	1,815	265,879
DaVita, Inc. (a)	1,150	78,166
Envision Healthcare Corp. (a)	823	50,466
Express Scripts Holding Co. (a)	4,389	289,279
Fresenius Medical Care AG & Co. KGaA	2,085	175,810
Fresenius SE & Co. KGaA	4,696	377,351
HCA Holdings, Inc. (a)	2,050	182,429
Healthscope Ltd.	34,249	59,380
Henry Schein, Inc. (a)	570	96,883
Humana, Inc.	1,065	219,539
Laboratory Corp. of America Holdings (a)	725	104,016
McKesson Corp.	1,565	232,027
Mediclinic International PLC	3,929	35,093
Medipal Holdings Corp.	3,900	61,277
Miraca Holdings, Inc.	1,000	45,916
Patterson Cos., Inc.	560	25,329
Quest Diagnostics, Inc.	950	93,281
Ramsay Health Care Ltd.	1,156	61,710
Ryman Healthcare Ltd.	3,027	17,837
Sonic Healthcare Ltd.	5,598	94,575
Suzuken Co., Ltd./Aichi Japan	1,200	39,433
UnitedHealth Group, Inc.	6,635	1,088,206
Universal Health Services, Inc.-Class B	650	80,893

		4,815,216

Health Care Technology - 0.0%
Cerner Corp. (a)	2,080	122,408
M3, Inc.	2,070	51,590

		173,998

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	2,245	118,693
Illumina, Inc. (a)	1,011	172,517
Lonza Group AG (REG) (a)	607	114,736
Mettler-Toledo International, Inc. (a)	220	105,360
PerkinElmer, Inc.	755	43,835
QIAGEN NV (a)	2,703	78,466
Thermo Fisher Scientific, Inc.	2,785	427,776
Waters Corp. (a)	545	85,189

		1,146,572

Pharmaceuticals - 3.2%
Allergan PLC	2,400	573,408
Astellas Pharma, Inc.	22,500	296,751
AstraZeneca PLC	13,478	828,723
Bayer AG (REG)	8,814	1,015,491
Bristol-Myers Squibb Co.	11,665	634,343
Chugai Pharmaceutical Co., Ltd.	2,100	72,289
Daiichi Sankyo Co., Ltd.	5,700	128,598
Eisai Co., Ltd.	2,400	124,637
Eli Lilly & Co.	6,765	569,004

Company	Shares	U.S. $ Value
Galenica AG (REG)	21	22,139
GlaxoSmithKline PLC	51,920	1,079,570
Hikma Pharmaceuticals PLC	1,367	33,955
Hisamitsu Pharmaceutical Co., Inc.	1,000	57,253
Johnson & Johnson	19,105	2,379,528
Kyowa Hakko Kirin Co., Ltd.	2,000	31,780
Mallinckrodt PLC (a)	724	32,269
Merck & Co., Inc.	19,305	1,226,640
Merck KGaA	1,230	140,162
Mitsubishi Tanabe Pharma Corp.	3,000	62,637
Mylan NV (a)	2,555	99,619
Novartis AG (REG)	23,800	1,767,329
Novo Nordisk A/S-Class B	20,377	699,725
Ono Pharmaceutical Co., Ltd.	3,900	80,877
Orion Oyj-Class B	974	50,808
Otsuka Holdings Co., Ltd.	3,717	168,233
Perrigo Co. PLC	1,022	67,851
Pfizer, Inc.	42,336	1,448,315
Roche Holding AG	7,488	1,914,933
Sanofi	12,344	1,115,838
Santen Pharmaceutical Co., Ltd.	2,500	36,313
Shionogi & Co., Ltd.	2,800	144,949
Shire PLC	9,881	575,737
Sumitomo Dainippon Pharma Co., Ltd.	2,900	47,987
Taisho Pharmaceutical Holdings Co., Ltd.	567	46,167
Takeda Pharmaceutical Co., Ltd.	7,600	357,786
Taro Pharmaceutical Industries Ltd. (a)(d)	163	19,009
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	9,726	312,107
UCB SA	1,203	93,315
Zoetis, Inc.	3,446	183,913

		18,539,988

		34,688,069

Industrials - 6.0%
Aerospace & Defense - 0.8%
Airbus SE	5,607	427,599
Arconic, Inc.	2,756	72,593
BAE Systems PLC	33,818	272,174
Boeing Co. (The)	4,060	718,052
Cobham PLC	16,316	27,202
Dassault Aviation SA	41	52,069
Elbit Systems Ltd.	250	28,596
General Dynamics Corp.	2,010	376,272
L3 Technologies, Inc.	525	86,777
Leonardo SpA (a)	5,271	74,745
Lockheed Martin Corp.	1,800	481,680
Meggitt PLC	10,854	60,579
Northrop Grumman Corp.	1,240	294,922
Raytheon Co.	2,050	312,625
Rockwell Collins, Inc.	900	87,444
Rolls-Royce Holdings PLC (a)	19,591	185,077
Safran SA	2,977	222,185
Singapore Technologies Engineering Ltd.	43,000	114,652
Textron, Inc.	1,855	88,279
Thales SA	694	67,038
TransDigm Group, Inc.	363	79,918
United Technologies Corp.	5,425	608,739

Company	Shares	U.S. $ Value
Zodiac Aerospace	4,945	123,608

		4,862,825

Air Freight & Logistics - 0.3%
Bollore SA	25,929	100,362
CH Robinson Worldwide, Inc.	965	74,585
Deutsche Post AG (REG)	9,235	316,054
Expeditors International of Washington, Inc.	1,220	68,918
FedEx Corp.	1,715	334,682
Kuehne & Nagel International AG (REG)	121	17,086
Royal Mail PLC	8,567	45,628
United Parcel Service, Inc.-Class B	4,855	520,942
Yamato Holdings Co., Ltd.	3,400	71,244

		1,549,501

Airlines - 0.2%
Alaska Air Group, Inc.	843	77,741
American Airlines Group, Inc.	3,682	155,748
Cathay Pacific Airways Ltd.	20,000	29,035
Delta Air Lines, Inc.	5,202	239,084
Deutsche Lufthansa AG (REG)	3,330	54,022
easyJet PLC	2,320	29,828
International Consolidated Airlines Group SA	10,420	68,827
Japan Airlines Co., Ltd.	900	28,575
Qantas Airways Ltd.	24,972	74,213
Singapore Airlines Ltd.	14,000	100,778
Southwest Airlines Co.	4,305	231,437
United Continental Holdings, Inc. (a)	2,022	142,834

		1,232,122

Building Products - 0.3%
Allegion PLC	635	48,069
Asahi Glass Co., Ltd.	10,000	81,136
Assa Abloy AB-Class B	9,541	196,141
Cie de Saint-Gobain	4,539	232,882
Daikin Industries Ltd.	2,500	252,096
Fortune Brands Home & Security, Inc.	1,071	65,170
Geberit AG (REG)	360	155,128
Johnson Controls International PLC	5,892	248,171
LIXIL Group Corp.	2,500	63,539
Masco Corp.	2,305	78,347
TOTO Ltd.	1,000	37,829

		1,458,508

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	2,400	26,519
Brambles Ltd.	15,030	107,336
Cintas Corp.	585	74,026
Dai Nippon Printing Co., Ltd.	5,000	54,107
Edenred	818	19,307
G4S PLC	12,380	47,194
ISS A/S	1,785	67,481
Park24 Co., Ltd.	1,300	34,156
Republic Services, Inc.-Class A	1,600	100,496
Secom Co., Ltd.	2,000	143,715
Societe BIC SA	891	111,006
Sohgo Security Services Co., Ltd.	1,000	37,457
Stericycle, Inc. (a)	610	50,563

Company	Shares	U.S. $ Value
Toppan Printing Co., Ltd.	5,000	51,106
Waste Management, Inc.	2,845	207,457

		1,131,926

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	1,829	62,173
Bouygues SA	1,739	70,681
CIMIC Group Ltd.	2,988	81,987
Eiffage SA	1,102	86,242
Ferrovial SA	4,609	92,122
Fluor Corp.	965	50,778
HOCHTIEF AG	422	69,739
Jacobs Engineering Group, Inc.	815	45,053
JGC Corp.	4,000	69,662
Kajima Corp.	7,000	45,787
Obayashi Corp.	6,000	56,261
Quanta Services, Inc. (a)	1,015	37,667
Shimizu Corp.	4,000	35,919
Skanska AB-Class B	8,587	202,098
Taisei Corp.	10,000	73,131
Vinci SA	4,768	378,620

		1,457,920

Electrical Equipment - 0.5%
ABB Ltd. (REG)	20,970	490,813
Acuity Brands, Inc.	323	65,892
AMETEK, Inc.	1,599	86,474
Eaton Corp. PLC	3,144	233,128
Emerson Electric Co.	4,450	266,377
Fuji Electric Co., Ltd.	14,000	83,372
Legrand SA	2,541	152,962
Mabuchi Motor Co., Ltd.	800	45,159
Mitsubishi Electric Corp.	21,000	302,574
Nidec Corp.	2,300	219,660
Prysmian SpA	1,074	28,394
Rockwell Automation, Inc.	930	144,810
Schneider Electric SE (Paris)	5,314	390,412
Vestas Wind Systems A/S	2,133	173,499

		2,683,526

Industrial Conglomerates - 1.0%
3M Co.	4,255	814,109
CK Hutchison Holdings Ltd.	25,840	318,140
DCC PLC	843	74,211
General Electric Co.	62,559	1,864,258
Honeywell International, Inc.	5,305	662,435
Jardine Matheson Holdings Ltd.	2,300	147,752
Jardine Strategic Holdings Ltd.	2,005	84,230
Keihan Holdings Co., Ltd.	5,000	30,630
Keppel Corp., Ltd.	13,000	64,483
Koninklijke Philips NV	7,299	234,475
NWS Holdings Ltd.	37,000	67,552
Roper Technologies, Inc.	725	149,705
Seibu Holdings, Inc.	3,142	51,974
Siemens AG (REG)	8,153	1,116,734
Smiths Group PLC	3,761	76,418
Toshiba Corp. (a)	38,000	81,910

		5,839,016

Company	Shares	U.S. $ Value
Machinery - 1.1%
Alfa Laval AB	3,611	68,059
Alstom SA (a)	3,502	104,548
Amada Holdings Co., Ltd.	3,000	34,341
ANDRITZ AG	693	34,659
Atlas Copco AB-Class A	6,392	225,312
Atlas Copco AB-Class B	3,579	113,690
Caterpillar, Inc.	4,085	378,925
CNH Industrial NV	22,634	217,854
Cummins, Inc.	1,100	166,320
Deere & Co.	2,035	221,530
Dover Corp.	1,085	87,180
FANUC Corp.	2,100	432,330
Flowserve Corp. (d)	910	44,062
Fortive Corp.	2,070	124,655
GEA Group AG	1,741	73,964
Hino Motors Ltd.	6,000	72,744
Hitachi Construction Machinery Co., Ltd.	3,000	75,067
Hoshizaki Corp.	400	31,617
IHI Corp. (a)	26,000	82,243
Illinois Tool Works, Inc.	2,225	294,746
IMI PLC	4,517	67,579
Ingersoll-Rand PLC	1,805	146,783
JTEKT Corp.	4,300	66,895
Kawasaki Heavy Industries Ltd.	9,000	27,341
Komatsu Ltd.	9,800	256,694
Kone Oyj-Class B	3,593	157,835
Kubota Corp.	10,000	150,735
Kurita Water Industries Ltd.	1,200	29,139
Makita Corp.	2,200	77,158
MAN SE	1,273	131,217
Metso Oyj	1,073	32,470
MINEBEA MITSUMI, Inc.	7,000	93,592
Mitsubishi Heavy Industries Ltd.	31,000	124,736
Nabtesco Corp.	1,000	26,610
NGK Insulators Ltd.	2,000	45,373
NSK Ltd.	4,719	67,601
PACCAR, Inc.	2,410	161,952
Parker-Hannifin Corp.	945	151,502
Pentair PLC	1,160	72,825
Sandvik AB	12,165	181,708
Schindler Holding AG	413	79,889
Schindler Holding AG (REG)	575	109,093
SKF AB-Class B	4,700	92,945
SMC Corp./Japan	600	177,879
Snap-on, Inc.	420	70,841
Stanley Black & Decker, Inc.	1,065	141,507
Sumitomo Heavy Industries Ltd.	6,000	41,948
THK Co., Ltd.	3,100	78,202
Volvo AB-Class B	14,676	216,500
Wartsila Oyj Abp	1,408	75,276
Weir Group PLC (The)	2,037	49,000
Xylem, Inc./NY	1,235	62,022
Zardoya Otis SA	4,352	40,187

		6,188,880

Marine - 0.1%
AP Moller-Maersk A/S-Class A	70	112,812
AP Moller-Maersk A/S-Class B	68	112,630

Company	Shares	U.S. $ Value
Mitsui OSK Lines Ltd.	12,000	37,712
Nippon Yusen KK (a)	31,000	65,448

		328,602

Professional Services - 0.3%
Adecco Group AG (REG)	1,673	118,790
Bureau Veritas SA	3,094	65,217
Capita PLC	6,326	44,741
Dun & Bradstreet Corp. (The)	265	28,604
Equifax, Inc.	855	116,913
Experian PLC	10,230	208,705
Intertek Group PLC	1,536	75,606
Nielsen Holdings PLC	2,316	95,674
Randstad Holding NV	1,613	92,986
Recruit Holdings Co., Ltd.	3,916	200,286
RELX NV	15,125	280,593
RELX PLC	11,663	228,340
Robert Half International, Inc.	885	43,215
SGS SA (REG)	52	110,896
Verisk Analytics, Inc.-Class A (a)	1,100	89,254
Wolters Kluwer NV	5,568	231,085

		2,030,905

Road & Rail - 0.5%
Aurizon Holdings Ltd.	12,975	52,029
Central Japan Railway Co.	1,537	251,053
CSX Corp.	6,560	305,368
DSV A/S	1,630	84,309
East Japan Railway Co.	3,600	314,357
Hankyu Hanshin Holdings, Inc.	2,200	71,788
JB Hunt Transport Services, Inc.	603	55,319
Kansas City Southern	770	66,035
Keikyu Corp.	4,000	44,003
Keio Corp.	6,000	47,667
Keisei Electric Railway Co., Ltd.	1,000	23,276
Kintetsu Group Holdings Co., Ltd.	17,000	61,461
MTR Corp., Ltd.	15,500	87,085
Nagoya Railroad Co., Ltd.	9,000	40,587
Nippon Express Co., Ltd.	12,000	61,767
Norfolk Southern Corp.	2,040	228,419
Odakyu Electric Railway Co., Ltd.	3,000	58,508
Ryder System, Inc.	365	27,536
Tobu Railway Co., Ltd.	6,000	30,474
Tokyu Corp.	10,000	71,051
Union Pacific Corp.	5,800	614,336
West Japan Railway Co.	1,568	102,255

		2,698,683

Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	1,653	75,988
Ashtead Group PLC	4,791	99,170
Brenntag AG	1,471	82,445
Bunzl PLC	3,191	92,748
Fastenal Co.	1,980	101,970
ITOCHU Corp.	16,000	227,782
Marubeni Corp.	16,000	98,831
MISUMI Group, Inc.	2,900	52,647
Mitsubishi Corp.	16,100	348,928

Company	Shares	U.S. $ Value
Mitsui & Co., Ltd.	18,200	264,301
Sumitomo Corp.	11,300	152,447
Toyota Tsusho Corp.	2,300	69,811
Travis Perkins PLC	2,972	56,382
United Rentals, Inc. (a)	600	75,030
Wolseley PLC	3,100	195,181
WW Grainger, Inc.	380	88,449

		2,082,110

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	6,861	110,446
Aena SA (e)	643	101,632
Aeroports de Paris	1,000	123,546
Atlantia SpA	176	4,540
Auckland International Airport Ltd.	10,521	49,818
Groupe Eurotunnel SE (REG)	2,068	20,787
Hutchison Port Holdings Trust-Class U	43,553	18,077
Japan Airport Terminal Co., Ltd.	1,200	41,864
Kamigumi Co., Ltd.	3,000	25,999
Mitsubishi Logistics Corp.	1,000	13,805
Sydney Airport	15,829	81,848
Transurban Group	19,376	172,716

		765,078

		34,309,602

Consumer Staples - 5.1%
Beverages - 1.1%
Anheuser-Busch InBev SA/NV	8,118	889,532
Asahi Group Holdings Ltd.	3,700	140,098
Brown-Forman Corp.-Class B	1,254	57,910
Carlsberg A/S-Class B	1,051	97,052
Coca-Cola Amatil Ltd.	8,031	66,397
Coca-Cola Co. (The)	27,130	1,151,397
Coca-Cola European Partners PLC	2,055	76,758
Coca-Cola HBC AG (a)	1,928	49,773
Coca-Cola West Co., Ltd.	1,300	42,003
Constellation Brands, Inc.-Class A	1,270	205,829
Diageo PLC	26,828	768,225
Dr Pepper Snapple Group, Inc.	1,270	124,358
Heineken Holding NV	1,000	79,430
Heineken NV	4,780	406,770
Kirin Holdings Co., Ltd.	8,000	151,331
Molson Coors Brewing Co.-Class B	1,300	124,423
Monster Beverage Corp. (a)	2,880	132,969
PepsiCo, Inc.	10,075	1,126,989
Pernod Ricard SA	2,021	238,924
Remy Cointreau SA	195	19,077
Suntory Beverage & Food Ltd.	1,324	55,933
Treasury Wine Estates Ltd.	6,024	56,274

		6,061,452

Food & Staples Retailing - 0.9%
Aeon Co., Ltd.	6,200	90,784
Carrefour SA	5,903	139,081
Casino Guichard Perrachon SA	1,228	68,612
Colruyt SA	862	42,333
Costco Wholesale Corp.	3,065	513,970

Company	Shares	U.S. $ Value
CVS Health Corp.	7,430	583,255
Distribuidora Internacional de Alimentacion SA	8,219	47,507
FamilyMart UNY Holdings Co., Ltd.	800	47,734
ICA Gruppen AB	2,462	83,973
J Sainsbury PLC	18,022	59,692
Jeronimo Martins SGPS SA	2,405	42,976
Koninklijke Ahold Delhaize NV	9,852	210,535
Kroger Co. (The)	6,580	194,044
Lawson, Inc.	600	40,797
METRO AG	3,266	104,357
Seven & i Holdings Co., Ltd.	8,000	314,269
Sundrug Co., Ltd.	1,000	33,645
Sysco Corp.	3,555	184,576
Tesco PLC (a)	87,120	202,760
Tsuruha Holdings, Inc.	600	55,650
Wal-Mart Stores, Inc.	10,563	761,381
Walgreens Boots Alliance, Inc.	5,945	493,732
Wesfarmers Ltd.	12,002	413,204
Whole Foods Market, Inc.	2,220	65,978
Wm Morrison Supermarkets PLC	29,345	88,307
Woolworths Ltd.	14,003	283,505

		5,166,657

Food Products - 1.1%
Ajinomoto Co., Inc.	5,000	98,934
Archer-Daniels-Midland Co.	4,015	184,851
Associated British Foods PLC	3,965	129,519
Barry Callebaut AG (REG) (a)	91	118,984
Calbee, Inc.	1,315	44,915
Campbell Soup Co.	1,325	75,843
Chocoladefabriken Lindt & Spruengli AG (REG)	1	66,338
Conagra Brands, Inc.	2,885	116,381
Danone SA	6,291	427,945
General Mills, Inc.	4,135	244,006
Golden Agri-Resources Ltd.	48,000	13,219
Hershey Co. (The)	1,000	109,250
Hormel Foods Corp. (d)	1,850	64,065
JM Smucker Co. (The)	795	104,209
Kellogg Co.	1,765	128,157
Kerry Group PLC-Class A	1,906	149,856
Kikkoman Corp.	1,000	29,887
Kraft Heinz Co. (The)	4,178	379,404
Marine Harvest ASA (a)	4,327	66,006
McCormick & Co., Inc./MD	825	80,479
Mead Johnson Nutrition Co.-Class A	1,260	112,241
MEIJI Holdings Co., Ltd.	1,100	91,789
Mondelez International, Inc.-Class A	10,835	466,772
Nestle SA (REG)	33,982	2,608,177
NH Foods Ltd.	1,000	26,864
Nisshin Seifun Group, Inc.	4,000	59,800
Nissin Foods Holdings Co., Ltd.	1,200	66,665
Orkla ASA	10,095	90,432
Tate & Lyle PLC	4,440	42,547
Toyo Suisan Kaisha Ltd.	1,000	37,307
Tyson Foods, Inc.-Class A	2,075	128,048
WH Group Ltd. (e)	67,807	58,471
Wilmar International Ltd.	26,000	65,611
Yakult Honsha Co., Ltd.	800	44,524

Company	Shares	U.S. $ Value
Yamazaki Baking Co., Ltd.	2,000	41,179

		6,572,675

Household Products - 0.7%
Church & Dwight Co., Inc.	1,776	88,569
Clorox Co. (The)	920	124,044
Colgate-Palmolive Co.	6,200	453,778
Henkel AG & Co. KGaA	989	109,985
Henkel AG & Co. KGaA (Preference Shares)	1,696	217,385
Kimberly-Clark Corp.	2,515	331,049
Lion Corp.	2,000	36,044
Procter & Gamble Co. (The)	18,170	1,632,574
Reckitt Benckiser Group PLC	6,765	617,588
Svenska Cellulosa AB SCA-Class B	4,979	160,455
Unicharm Corp.	3,800	91,324

		3,862,795

Personal Products - 0.5%
Beiersdorf AG	1,051	99,455
Coty, Inc.-Class A	3,262	59,140
Estee Lauder Cos., Inc. (The)-Class A	1,540	130,577
Kao Corp.	5,400	296,549
Kose Corp.	500	45,440
L’Oreal SA	2,700	519,311
Pola Orbis Holdings, Inc.	1,800	43,493
Shiseido Co., Ltd.	3,600	94,755
Unilever NV	15,507	770,401
Unilever PLC	13,679	674,748

		2,733,869

Tobacco - 0.8%
Altria Group, Inc.	13,660	975,597
British American Tobacco PLC	19,869	1,318,229
Imperial Brands PLC	10,218	495,202
Japan Tobacco, Inc.	11,724	381,587
Philip Morris International, Inc.	10,850	1,224,965
Reynolds American, Inc.	5,748	362,239
Swedish Match AB	2,884	93,727

		4,851,546

		29,248,994

Energy - 2.8%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	2,960	177,067
Halliburton Co.	5,990	294,768
Helmerich & Payne, Inc.	735	48,929
National Oilwell Varco, Inc.	2,605	104,434
Petrofac Ltd.	2,766	31,951
Saipem SpA (a)	184,213	83,669
Schlumberger Ltd.	9,700	757,570
TechnipFMC PLC (a)	3,318	107,835
Tenaris SA	4,501	77,833
Transocean Ltd. (a)	2,350	29,258

		1,713,314

Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	3,795	235,290

Company	Shares	U.S. $ Value
Apache Corp.	2,645	135,927
BP PLC	202,459	1,165,377
Cabot Oil & Gas Corp.	3,240	77,468
Caltex Australia Ltd.	3,100	69,848
Chesapeake Energy Corp. (a)(d)	5,195	30,858
Chevron Corp.	13,180	1,415,137
Cimarex Energy Co.	677	80,895
Concho Resources, Inc. (a)	1,007	129,238
ConocoPhillips	8,620	429,879
Devon Energy Corp.	3,620	151,026
Enagas SA	2,159	56,012
Eni SpA	24,216	396,495
EOG Resources, Inc.	3,860	376,543
EQT Corp.	1,190	72,709
Exxon Mobil Corp.	28,937	2,373,123
Galp Energia SGPS SA	5,341	81,009
Hess Corp.	1,840	88,706
Idemitsu Kosan Co., Ltd.	1,200	41,771
Inpex Corp.	9,048	89,222
JX Holdings, Inc.	20,000	98,471
Kinder Morgan, Inc./DE	13,389	291,077
Koninklijke Vopak NV	502	21,863
Lundin Petroleum AB (a)	856	17,374
Marathon Oil Corp.	5,905	93,299
Marathon Petroleum Corp.	3,674	185,684
Murphy Oil Corp.	1,105	31,592
Neste Oyj	1,220	47,705
Newfield Exploration Co. (a)	1,370	50,567
Noble Energy, Inc.	3,000	103,020
Occidental Petroleum Corp.	5,350	338,976
Oil Search Ltd.	18,278	100,775
OMV AG	1,402	55,252
ONEOK, Inc.	1,420	78,725
Origin Energy Ltd. (a)	16,658	89,606
Phillips 66	3,110	246,374
Pioneer Natural Resources Co.	1,215	226,270
Range Resources Corp.	1,300	37,830
Repsol SA	11,820	183,126
Royal Dutch Shell PLC-Class A	47,104	1,241,580
Royal Dutch Shell PLC-Class B	39,919	1,097,350
Santos Ltd. (a)	18,468	53,593
Showa Shell Sekiyu KK	1,900	19,282
Snam SpA	26,833	115,971
Southwestern Energy Co. (a)	3,445	28,146
Statoil ASA	12,989	223,262
Tesoro Corp.	825	66,875
TonenGeneral Sekiyu KK	5,000	63,378
TOTAL SA	23,778	1,202,296
Valero Energy Corp.	3,225	213,785
Williams Cos., Inc. (The)	4,755	140,700
Woodside Petroleum Ltd.	7,059	172,934

		14,433,271

		16,146,585

Materials - 2.6%
Chemicals - 1.5%
Air Liquide SA	4,143	473,042
Air Products & Chemicals, Inc.	1,520	205,641

Company	Shares	U.S. $ Value
Akzo Nobel NV	2,351	194,625
Albemarle Corp.	761	80,392
Arkema SA	1,159	114,093
Asahi Kasei Corp.	12,000	116,597
BASF SE	9,789	969,244
CF Industries Holdings, Inc.	1,600	46,960
Chr Hansen Holding A/S	1,460	93,655
Covestro AG (e)	1,766	136,050
Croda International PLC	1,689	75,441
Daicel Corp.	3,000	36,226
Dow Chemical Co. (The)	7,825	497,200
Eastman Chemical Co.	1,030	83,224
Ecolab, Inc.	1,840	230,626
EI du Pont de Nemours & Co.	6,095	489,611
EMS-Chemie Holding AG (REG)	203	118,225
Evonik Industries AG	2,574	83,898
FMC Corp.	930	64,719
Frutarom Industries Ltd.	300	16,767
Givaudan SA (REG)	88	158,492
Hitachi Chemical Co., Ltd.	3,000	83,336
Incitec Pivot Ltd.	32,013	91,908
International Flavors & Fragrances, Inc.	550	72,891
Israel Chemicals Ltd.	4,414	18,719
Johnson Matthey PLC	1,842	71,068
JSR Corp.	800	13,536
Kansai Paint Co., Ltd.	3,000	64,024
Kuraray Co., Ltd.	3,000	45,638
LANXESS AG	1,767	118,535
Linde AG	1,768	294,586
LyondellBasell Industries NV-Class A	2,399	218,765
Mitsubishi Chemical Holdings Corp.	13,000	100,931
Mitsubishi Gas Chemical Co., Inc.	2,500	52,071
Mitsui Chemicals, Inc.	8,000	39,634
Monsanto Co.	3,040	344,128
Mosaic Co. (The)	2,430	70,907
Nippon Paint Holdings Co., Ltd.	2,000	69,853
Nissan Chemical Industries Ltd.	1,000	29,172
Nitto Denko Corp.	1,600	123,776
Novozymes A/S-Class B	2,458	97,385
Orica Ltd.	7,662	102,987
PPG Industries, Inc.	1,850	194,398
Praxair, Inc.	1,990	236,014
Sherwin-Williams Co. (The)	565	175,257
Shin-Etsu Chemical Co., Ltd.	4,100	356,369
Sika AG	20	119,954
Solvay SA	927	113,103
Sumitomo Chemical Co., Ltd.	15,000	84,017
Symrise AG	1,178	78,339
Syngenta AG (REG)	991	437,666
Taiyo Nippon Sanso Corp.	7,000	81,941
Teijin Ltd.	3,000	56,647
Toray Industries, Inc.	14,000	124,601
Umicore SA	1,001	57,006
Yara International ASA	1,297	49,958

		8,573,848

Construction Materials - 0.2%
Boral Ltd.	17,642	78,651
CRH PLC	8,841	311,549
Fletcher Building Ltd.	7,055	41,099

Company	Shares	U.S. $ Value
HeidelbergCement AG	1,342	125,676
Imerys SA	448	37,996
James Hardie Industries PLC	3,449	54,188
LafargeHolcim Ltd. (REG) (a)	4,333	255,645
Martin Marietta Materials, Inc.	477	104,105
Taiheiyo Cement Corp.	5,000	16,779
Vulcan Materials Co.	915	110,239

		1,135,927

Containers & Packaging - 0.1%
Amcor Ltd./Australia	11,024	126,802
Avery Dennison Corp.	585	47,151
Ball Corp.	1,210	89,855
International Paper Co.	2,865	145,485
Sealed Air Corp.	1,340	58,397
Toyo Seikan Group Holdings Ltd.	1,700	27,663
WestRock Co.	1,747	90,896

		586,249

Metals & Mining - 0.7%
Anglo American PLC (a)	14,945	228,345
Antofagasta PLC	6,389	66,705
ArcelorMittal (Euronext Amsterdam) (a)	37,606	314,615
BHP Billiton Ltd.	34,230	622,512
BHP Billiton PLC	22,510	347,192
Boliden AB	4,189	124,687
Fortescue Metals Group Ltd.	18,067	86,056
Freeport-McMoRan, Inc. (a)	8,525	113,894
Fresnillo PLC	2,356	45,905
Glencore PLC (a)	130,406	511,655
Hitachi Metals Ltd.	5,000	70,329
JFE Holdings, Inc.	5,000	85,998
Kobe Steel Ltd. (a)	1,199	10,971
Mitsubishi Materials Corp.	2,700	81,953
Newcrest Mining Ltd.	7,017	119,608
Newmont Mining Corp.	3,695	121,787
Nippon Steel & Sumitomo Metal Corp.	8,643	199,682
Norsk Hydro ASA	16,444	95,831
Nucor Corp.	2,210	131,981
Randgold Resources Ltd.	890	77,769
Rio Tinto Ltd.	4,038	186,444
Rio Tinto PLC	13,185	530,930
South32 Ltd.	56,741	119,619
Sumitomo Metal Mining Co., Ltd.	5,000	71,506
thyssenkrupp AG	3,919	96,007
voestalpine AG	1,082	42,553

		4,504,534

Paper & Forest Products - 0.1%
Mondi PLC	3,496	84,468
Oji Holdings Corp.	14,000	65,658
Stora Enso Oyj-Class R	5,244	62,006
UPM-Kymmene Oyj	5,689	133,572

		345,704

		15,146,262

Company	Shares	U.S. $ Value
Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	42,926	1,783,575
Bezeq The Israeli Telecommunication Corp., Ltd.	25,040	44,970
BT Group PLC	89,935	359,121
CenturyLink, Inc. (d)	3,810	89,802
Deutsche Telekom AG (REG)	34,368	602,218
Elisa Oyj	1,354	47,865
HKT Trust & HKT Ltd.-Class SS	55,098	71,323
Iliad SA	332	74,146
Inmarsat PLC	6,433	68,535
Koninklijke KPN NV	28,755	86,450
Level 3 Communications, Inc. (a)	1,997	114,268
Nippon Telegraph & Telephone Corp.	7,400	316,375
Orange SA	18,911	293,604
Proximus SADP	1,568	49,136
SFR Group SA (a)	2,106	66,137
Singapore Telecommunications Ltd.	40,000	112,093
Singapore Telecommunications Ltd. (Foreign Shares)	36,000	100,596
Spark New Zealand Ltd.	17,417	42,695
Swisscom AG (REG)	247	113,857
TDC A/S	10,476	53,954
Telecom Italia SpA/Milano (ordinary shares) (a)	150,129	135,144
Telecom Italia SpA/Milano (savings shares)	96,487	70,443
Telefonica Deutschland Holding AG	17,113	84,843
Telefonica SA	50,008	559,756
Telenor ASA	7,146	118,877
Telia Co. AB	24,258	101,698
Telstra Corp., Ltd.	40,732	144,939
TPG Telecom Ltd.	8,880	47,276
Verizon Communications, Inc.	28,445	1,386,694
Vocus Group Ltd.	3,061	10,100

		7,150,490

Wireless Telecommunication Services - 0.4%
KDDI Corp.	19,550	514,180
Millicom International Cellular SA	641	35,743
NTT DOCOMO, Inc.	14,767	344,843
SoftBank Group Corp.	8,832	626,322
StarHub Ltd.	23,000	47,350
Tele2 AB-Class B	3,826	36,519
Vodafone Group PLC	283,081	737,705

		2,342,662

		9,493,152

Real Estate - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc.	632	69,849
American Tower Corp.	2,965	360,366
Apartment Investment & Management Co.-Class A	1,075	47,676
AvalonBay Communities, Inc.	945	173,502
Boston Properties, Inc.	1,100	145,651
British Land Co. PLC (The)	9,308	71,151
CapitaLand Mall Trust	14,000	19,711
Crown Castle International Corp.	2,370	223,847
Daiwa House REIT Investment Corp.	13	33,854

Company	Shares	U.S. $ Value
Dexus Property Group	13,420	100,161
Digital Realty Trust, Inc.	1,030	109,582
Equinix, Inc.	520	208,192
Equity Residential	2,540	158,039
Essex Property Trust, Inc.	478	110,671
Extra Space Storage, Inc.	883	65,686
Federal Realty Investment Trust	522	69,687
GGP, Inc.	4,044	93,740
Goodman Group	16,928	100,085
GPT Group (The)	17,105	67,319
Hammerson PLC	7,467	53,392
HCP, Inc.	2,880	90,086
Host Hotels & Resorts, Inc.	5,150	96,099
ICADE	1,592	116,455
Intu Properties PLC	9,588	33,544
Iron Mountain, Inc.	1,708	60,924
Japan Prime Realty Investment Corp.	7	27,155
Japan Real Estate Investment Corp.	12	63,702
Japan Retail Fund Investment Corp.	24	47,106
Kimco Realty Corp.	2,930	64,724
Klepierre	2,231	86,676
Land Securities Group PLC	10,386	137,939
Link REIT	21,500	150,688
Macerich Co. (The)	810	52,164
Mid-America Apartment Communities, Inc.	796	80,985
Mirvac Group	40,488	67,737
Nippon Building Fund, Inc.	13	71,265
Nippon Prologis REIT, Inc.	14	30,348
Nomura Real Estate Master Fund, Inc.	34	52,880
Prologis, Inc.	3,670	190,400
Public Storage	1,030	225,477
Realty Income Corp.	1,808	107,630
Regency Centers Corp.	1,033	68,581
Scentre Group	50,683	166,156
Segro PLC	8,541	48,832
Simon Property Group, Inc.	2,216	381,219
SL Green Realty Corp.	676	72,075
Stockland	23,010	81,595
UDR, Inc.	1,828	66,283
Unibail-Rodamco SE	1,361	317,345
United Urban Investment Corp.	26	39,969
Ventas, Inc.	2,441	158,763
Vicinity Centres	20,397	44,119
Vornado Realty Trust	1,185	118,867
Welltower, Inc.	2,475	175,280
Westfield Corp.	18,793	127,483
Weyerhaeuser Co.	5,198	176,628

		6,179,340

Real Estate Management & Development - 0.5%
Aeon Mall Co., Ltd.	1,700	26,823
Azrieli Group Ltd.	811	43,096
CapitaLand Ltd.	35,000	90,847
CBRE Group, Inc.-Class A (a)	2,065	71,841
Cheung Kong Property Holdings Ltd.	25,719	173,496
City Developments Ltd.	11,000	80,163
Daito Trust Construction Co., Ltd.	700	96,248
Daiwa House Industry Co., Ltd.	6,000	172,464
Deutsche Wohnen AG	3,212	105,776
Global Logistic Properties Ltd.	80,329	159,628

Company	Shares	U.S. $ Value
Hang Lung Properties Ltd.	14,000	36,395
Henderson Land Development Co., Ltd.	22,856	141,721
Hongkong Land Holdings Ltd.	14,000	107,593
Hulic Co., Ltd.	6,591	62,214
Kerry Properties Ltd.	8,500	29,483
LendLease Group	10,380	123,454
Mitsubishi Estate Co., Ltd.	13,000	236,947
Mitsui Fudosan Co., Ltd.	10,000	213,518
New World Development Co., Ltd.	82,122	101,189
Nomura Real Estate Holdings, Inc.	3,600	57,450
Sino Land Co., Ltd.	16,000	28,058
Sumitomo Realty & Development Co., Ltd.	3,000	77,917
Sun Hung Kai Properties Ltd.	15,000	220,504
Swire Pacific Ltd.-Class A	7,000	69,967
Swire Properties Ltd.	25,389	81,371
Swiss Prime Site AG (REG) (a)	976	85,935
Tokyu Fudosan Holdings Corp.	7,989	43,484
Vonovia SE	5,710	201,174
Wharf Holdings Ltd. (The)	13,000	111,722
Wheelock & Co., Ltd.	17,000	134,475

		3,184,953

		9,364,293

Utilities - 1.6%
Electric Utilities - 0.9%
Alliant Energy Corp.	1,588	62,901
American Electric Power Co., Inc.	3,425	229,920
AusNet Services	37,398	48,142
Cheung Kong Infrastructure Holdings Ltd.	15,000	117,799
Chubu Electric Power Co., Inc.	6,100	81,941
Chugoku Electric Power Co., Inc. (The)	4,000	44,379
CLP Holdings Ltd.	12,500	130,856
Contact Energy Ltd.	4,696	16,651
DONG Energy A/S (e)	923	35,543
Duke Energy Corp.	4,782	392,172
Edison International	2,265	180,317
EDP - Energias de Portugal SA	25,431	85,986
Electricite de France SA	5,592	46,986
Endesa SA	3,024	70,972
Enel SpA	72,583	341,537
Entergy Corp.	1,225	93,051
Eversource Energy	2,210	129,904
Exelon Corp.	6,397	230,164
FirstEnergy Corp.	2,935	93,392
Fortum Oyj	4,228	66,921
HK Electric Investments & HK Electric Investments Ltd.-Class SS (e)	104,180	96,150
Hokuriku Electric Power Co.	3,200	31,129
Iberdrola SA	57,786	412,875
Kansai Electric Power Co., Inc. (The)	6,700	82,442
Kyushu Electric Power Co., Inc.	4,100	43,813
Mercury NZ Ltd.	13,502	29,814
NextEra Energy, Inc.	3,245	416,561
PG&E Corp.	3,475	230,601
Pinnacle West Capital Corp.	785	65,453
Power Assets Holdings Ltd.	8,500	73,319
PPL Corp.	4,695	175,546
Red Electrica Corp. SA	5,707	109,428
Southern Co. (The)	6,810	339,002

Company	Shares	U.S. $ Value
SSE PLC	10,739	198,468
Terna Rete Elettrica Nazionale SpA	23,069	114,364
Tohoku Electric Power Co., Inc.	4,300	58,410
Tokyo Electric Power Co. Holdings, Inc. (a)	13,800	54,093
Xcel Energy, Inc.	3,520	156,464

		5,187,466

Gas Utilities - 0.1%
APA Group	12,605	86,272
Gas Natural SDG SA	3,334	72,927
Hong Kong & China Gas Co., Ltd.	72,131	144,313
Osaka Gas Co., Ltd.	18,000	68,634
Toho Gas Co., Ltd.	6,000	42,556
Tokyo Gas Co., Ltd.	19,000	86,775

		501,477

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp./VA	4,585	51,260
Electric Power Development Co., Ltd.	1,600	37,598
Meridian Energy Ltd.	18,542	36,386
NRG Energy, Inc.	2,190	40,953

		166,197

Multi-Utilities - 0.6%
AGL Energy Ltd.	6,423	129,379
Ameren Corp.	1,660	90,619
CenterPoint Energy, Inc.	2,995	82,572
Centrica PLC	64,140	174,653
CMS Energy Corp.	1,920	85,901
Consolidated Edison, Inc.	2,130	165,416
Dominion Resources, Inc./VA	4,385	340,144
DTE Energy Co.	1,270	129,680
DUET Group	22,926	48,857
E.ON SE	19,048	151,434
Engie SA	13,909	196,557
Innogy SE (a)(e)	1,323	49,861
National Grid PLC	39,933	506,642
NiSource, Inc.	2,205	52,457
Public Service Enterprise Group, Inc.	3,505	155,447
RWE AG (a)	5,973	98,984
SCANA Corp.	995	65,023
Sempra Energy	1,760	194,480
Suez	5,769	91,047
United Utilities Group PLC	6,491	80,819
Veolia Environnement SA	2,727	51,136
WEC Energy Group, Inc.	2,188	132,658

		3,073,766

Water Utilities - 0.0%
American Water Works Co., Inc.	1,221	94,957
Severn Trent PLC	2,239	66,787

		161,744

		9,090,650

Total Common Stocks (cost $234,884,145)		281,673,583

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 29.6%
United States - 29.6%
U.S. Treasury Bonds
2.25%, 8/15/46	$5,033	4,259,907
2.50%, 2/15/45	520	467,249
2.75%, 8/15/42	920	877,090
2.875%, 5/15/43-8/15/45	5,597	5,430,774
3.00%, 5/15/45	480	477,206
3.125%, 11/15/41-2/15/43	2,825	2,885,628
3.50%, 2/15/39	358	394,010
3.625%, 8/15/43	3,475	3,869,333
3.75%, 8/15/41	220	249,468
3.875%, 8/15/40	280	323,706
4.25%, 5/15/39	240	293,091
4.375%, 11/15/39-5/15/41	1,258	1,562,334
4.50%, 8/15/39	220	277,862
4.75%, 2/15/37-2/15/41	2,661	3,475,391
5.375%, 2/15/31	650	867,927
6.00%, 2/15/26	2,846	3,678,788
6.25%, 8/15/23-5/15/30	724	1,004,950
6.875%, 8/15/25	590	795,832
7.25%, 8/15/22	775	981,102
7.625%, 2/15/25	55	76,319
8.00%, 11/15/21	9,123	11,580,864
U.S. Treasury Notes
0.75%, 3/31/18	1,003	999,709
1.00%, 5/31/18-9/30/19	3,920	3,906,326
1.125%, 2/28/21-9/30/21	2,905	2,825,129
1.25%, 11/30/18-10/31/21	24,271	24,128,529
1.375%, 12/31/18-5/31/21	12,309	12,228,107
1.50%, 5/31/19-8/15/26	6,875	6,729,982
1.625%, 6/30/20-2/15/26	14,732	14,288,716
1.75%, 5/15/23	1,740	1,702,277
1.875%, 11/30/21	3,207	3,202,742
2.00%, 11/15/21-11/15/26	14,375	14,246,714
2.125%, 8/15/21-5/15/25	5,862	5,836,769
2.25%, 11/15/24-2/15/27	900	891,753
2.375%, 8/15/24	855	861,847
2.50%, 8/15/23-5/15/24	2,242	2,285,463
2.625%, 8/15/20-11/15/20	3,700	3,819,851
2.75%, 2/28/18-11/15/23	3,740	3,844,100
3.125%, 5/15/21	394	414,185
3.375%, 11/15/19	1,890	1,985,755
3.50%, 5/15/20	910	963,604
3.625%, 2/15/20	3,519	3,731,790
3.625%, 2/15/21 (f)	9,502	10,173,079
3.75%, 11/15/18	6,205	6,458,046

Total Governments - Treasuries (cost $171,768,657)		169,353,304

	Shares
INVESTMENT COMPANIES - 18.1%
Funds and Investment Trusts - 18.1% (g)
iShares Core MSCI Emerging Markets ETF	775,210	37,047,286
iShares International Developed Real Estate ETF	293,373	8,056,023

Company	Shares	U.S. $ Value
iShares JP Morgan USD Emerging Markets Bond ETF	101,101	11,495,184
SPDR S&P 500 ETF Trust	15,756	3,714,319
SPDR S&P MidCap 400 ETF Trust	40,670	12,706,121
Vanguard FTSE Emerging Markets ETF	74,440	2,956,757
Vanguard Global ex-U.S. Real Estate ETF (d)	150,903	8,037,094
Vanguard Mid-Cap ETF	10,372	1,444,197
Vanguard REIT ETF (d)	154,197	12,735,130
Vanguard Small-Cap ETF	42,631	5,681,860

Total Investment Companies (cost $99,543,014)		103,873,971

RIGHTS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG, expiring 4/06/17 (a)	13,129	31,373

SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.54% (g)(h) (Cost $16,037,074)	16,037,074	16,037,074

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $522,232,890)		570,969,305

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.54% (g)(h) (Cost $1,857,983)	1,857,983	1,857,983

Total Investments - 99.9% (cost $524,090,873) (i)		572,827,288
Other assets less liabilities - 0.1% (j)		773,085

Net Assets - 100.0%		$573,600,373

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	88	June 2017	$8,469,801	$8,635,805	$166,004
Euro STOXX 50 Index Futures	241	June 2017	8,592,420	8,808,203	215,783

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	67	June 2017	$6,115,256	$6,107,370	$(7,886)
Mini MSCI EAFE Futures	3	June 2017	265,976	267,300	1,324
S&P 500 E Mini Futures	12	June 2017	1,420,062	1,415,520	(4,542)
U.S. T-Note 5 Yr (CBT) Futures	51	June 2017	5,994,968	6,004,055	9,087
U.S. T-Note 10 Yr (CBT) Futures	144	June 2017	17,929,465	17,937,000	7,535
U.S. Ultra Bond (CBT) Futures	8	June 2017	1,274,576	1,285,000	10,424
Sold Contracts
Hang Seng Index Futures	13	April 2017	2,038,819	2,018,291	20,528
SPI 200 Futures	114	June 2017	12,545,931	12,733,431	(187,500)
TOPIX Index Futures	19	June 2017	2,580,269	2,581,290	(1,021)

					$229,736

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	2,968	USD	3,154	6/15/17	$(22,406)
Barclays Bank PLC	USD	1,206	CAD	1,628	6/15/17	18,775
Barclays Bank PLC	USD	2,083	JPY	238,144	6/15/17	62,127
BNP Paribas SA	AUD	7,917	USD	6,063	6/15/17	22,554
BNP Paribas SA	USD	5,880	AUD	7,661	6/15/17	(34,728)
BNP Paribas SA	USD	584	CAD	784	6/15/17	6,141
BNP Paribas SA	CAD	3,767	USD	2,836	6/15/17	669
Citibank, NA	CHF	11,438	USD	11,361	6/15/17	(106,032)
Credit Suisse International	EUR	1,277	USD	1,376	6/15/17	8,807
Credit Suisse International	NZD	1,264	USD	886	6/15/17	1,810
Credit Suisse International	SEK	67,548	USD	7,661	6/15/17	96,510
Credit Suisse International	USD	3,100	SEK	27,601	6/15/17	(9,363)
JPMorgan Chase Bank, NA	USD	1,022	CAD	1,355	6/15/17	(2,107)
JPMorgan Chase Bank, NA	NOK	7,781	USD	909	6/15/17	1,949
Morgan Stanley & Co., Inc.	USD	881	NZD	1,264	6/15/17	3,483
Nomura Global Financial Products, Inc.	USD	4,955	JPY	550,246	6/15/17	1,302
Royal Bank of Scotland PLC	AUD	9,658	USD	7,395	6/15/17	25,659
Standard Chartered Bank	JPY	238,144	USD	2,136	6/15/17	(9,122)
State Street Bank & Trust Co.	CHF	877	USD	879	6/15/17	(133)
UBS AG	USD	2,309	EUR	2,126	6/15/17	(33,464)
UBS AG	USD	2,031	GBP	1,628	6/15/17	11,556
UBS AG	GBP	1,092	USD	1,338	6/15/17	(31,938)
UBS AG	JPY	281,950	USD	2,498	6/15/17	(41,205)

						$(29,156)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	NZD	6,320	12/28/26	3 Month BKBM	3.580%	$96,568

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation UBS AG
Russell 2000 Total Return Index	1,256	LIBOR Minus 0.40%	$8,572	2/15/18	$(98,959)
Pay Total Return on Reference Obligation Citibank, NA
Standard and Poor’s Midcap 500 Index	7,386	LIBOR Plus 0.45%	33,748	4/21/17	261,883

					$162,924

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Represents entire or partial securities out on loan.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate market value of these securities amounted to $717,690 or 0.1% of net assets.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $59,493,865 and gross unrealized depreciation of investments was $(10,757,450), resulting in net unrealized appreciation of $48,736,415.
(j)	An amount of U.S. $2,314,108 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2017.

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona

USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
BKBM	-	Bank Bill Benchmark (New Zealand)
CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
HK	-	Hong Kong
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$20,649,810		$29,428,473		$	– 0	– (a)	$50,078,283
Information Technology	32,005,354		7,276,656			– 0	–	39,282,010
Consumer Discretionary	17,744,153		17,081,530			– 0	–	34,825,683
Health Care	20,230,331		14,457,738			– 0	–	34,688,069
Industrials	14,527,958		19,781,644			– 0	–	34,309,602
Consumer Staples	14,217,306		15,031,688			– 0	–	29,248,994
Energy	9,249,580		6,833,627			63,378		16,146,585
Materials	4,024,523		11,121,739			– 0	–	15,146,262
Telecommunication Services	3,445,662		6,047,490			– 0	–	9,493,152
Real Estate	4,094,514		5,269,779			– 0	–	9,364,293
Utilities	4,506,829		4,583,821			– 0	–	9,090,650
Governments - Treasuries	– 0	–	169,353,304			– 0	–	169,353,304
Investment Companies	103,873,971		– 0	–		– 0	–	103,873,971
Rights	31,373		– 0	–		– 0	–	31,373
Short-Term Investments	16,037,074		– 0	–		– 0	–	16,037,074
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,857,983		– 0	–		– 0	–	1,857,983

Total Investments in Securities	266,496,421		306,267,489			63,378		572,827,288
Other Financial Instruments (b):

Assets:
Futures	194,374		236,311	– 0	–	430,685
Forward Currency Exchange Contracts	– 0	–	261,342	– 0	–	261,342
Centrally Cleared Interest Rate Swaps	– 0	–	96,568	– 0	–	96,568
Total Return Swaps	– 0	–	261,883	– 0	–	261,883
Liabilities:
Futures	(4,542)		(196,407)	– 0	–	(200,949)
Forward Currency Exchange Contracts	– 0	–	(290,498)	– 0	–	(290,498)
Total Return Swaps	– 0	–	(98,959)	– 0	–	(98,959)

Total (c)	$266,686,253		$306,537,729	$63,378		$573,287,360

(a)	The Portfolio held a security with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (a)			Total
Balance as of 12/31/16	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		10,727			10,727
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		52,651			52,651
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 3/31/17		$63,378			$63,378	(b)

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/17		$10,727			$10,727

(a)	The Portfolio held a security with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.–Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$ 21,929	$ 42,941	$ 48,833	$ 16,037	$ 34

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$ 8,035	$ 32,043	$ 38,220	$ 1,858	$ 4

AB Variable Products Series Fund, Inc.

AB Global Bond Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 49.0%
Funds and Investment Trusts - 49.0%
AB Global Bond Fund, Inc.-Class Z (a) (cost $5,363,133)		634,607	$5,318,003

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 33.0%
Australia - 1.0%
Australia Government Bond
Series 128
5.75%, 7/15/22 (b)	AUD	75	67,242
Series 142
4.25%, 4/21/26 (b)		45	38,802

			106,044

Belgium - 0.4%
Kingdom of Belgium Government Bond
Series 71
3.75%, 6/22/45 (b)	EUR	27	41,530

Canada - 3.4%
Canadian Government Bond
1.25%, 8/01/17	CAD	360	271,343
2.50%, 6/01/24		105	84,636
2.75%, 12/01/48		15	12,368

			368,347

Germany - 1.9%
Bundesrepublik Deutschland
0.50%, 2/15/25-2/15/26 (b)	EUR	25	27,994
1.00%, 8/15/25 (b)		80	91,958
2.50%, 7/04/44-8/15/46 (b)		58	82,935
Series 00
6.25%, 1/04/30 (b)		1	1,005

			203,892

Italy - 5.8%
Italy Buoni Poliennali Del Tesoro
1.25%, 12/01/26		55	54,191
1.35%, 4/15/22		75	81,099
2.70%, 3/01/47 (b)		15	14,330
3.75%, 5/01/21		262	314,143
4.50%, 8/01/18		45	50,937
5.50%, 11/01/22		65	85,048
6.00%, 5/01/31		21	31,360

			631,108

Mexico - 0.7%
Mexican Bonos
Series M
8.00%, 6/11/20	MXN	1,280	70,597

	Principal Amount (000)		U.S. $ Value
New Zealand - 0.6%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (b)	NZD	85	68,484

Russia - 0.3%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	1,850	31,394

South Africa - 0.5%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	520	35,057
Series R186
10.50%, 12/21/26		290	23,818

			58,875

Spain - 1.6%
Spain Government Bond
1.30%, 10/31/26 (b)	EUR	54	56,344
1.95%, 7/30/30 (b)		13	13,745
2.15%, 10/31/25 (b)		20	22,590
2.90%, 10/31/46 (b)		4	4,266
4.10%, 7/30/18 (b)		45	50,774
4.20%, 1/31/37 (b)		21	28,374
5.15%, 10/31/44 (b)		1	1,536

			177,629

United Kingdom - 4.3%
United Kingdom Gilt
1.50%, 7/22/26 (b)	GBP	45	58,510
1.75%, 9/07/22 (b)		20	26,705
2.00%, 7/22/20-9/07/25 (b)		115	155,116
2.25%, 9/07/23 (b)		78	107,511
2.50%, 7/22/65 (b)		20	32,780
3.25%, 1/22/44 (b)		55	90,324

			470,946

United States - 12.5%
U.S. Treasury Bonds
2.875%, 5/15/43	U.S.$	54	52,576
3.00%, 11/15/44-11/15/45		95	94,470
3.625%, 8/15/43		90	100,213
6.25%, 5/15/30		90	127,564
U.S. Treasury Notes
0.875%, 4/30/17		325	325,051
1.125%, 7/31/21		65	63,040
1.375%, 4/30/20		75	74,605
1.625%, 2/15/26-5/15/26		130	121,996
2.00%, 2/15/25-11/15/26		98	95,182
2.125%, 6/30/21		65	65,777
2.25%, 11/15/25-2/15/27		75	74,104
2.375%, 8/15/24		25	25,200

	Principal Amount (000)		U.S. $ Value
2.50%, 5/15/24	U.S.$	42	42,753
2.625%, 8/15/20		88	90,829

			1,353,360

Total Governments - Treasuries (cost $3,694,491)			3,582,206

CORPORATES - INVESTMENT GRADE - 4.2%
Industrial - 3.3%
Basic - 0.2%
Fibria Overseas Finance Ltd.
5.50%, 1/17/27		6	6,013
Glencore Funding LLC
4.00%, 4/16/25 (b)		5	4,974
4.125%, 5/30/23 (b)		5	5,095
4.625%, 4/29/24 (b)		4	4,160
Mosaic Co. (The)
5.625%, 11/15/43		5	5,141

			25,383

Capital Goods - 0.1%
General Electric Co.
Series D
5.00%, 1/21/21 (c)		5	5,268

Communications - Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		5	5,138
4.908%, 7/23/25		15	15,844
Cox Communications, Inc.
2.95%, 6/30/23 (b)		8	7,630
S&P Global, Inc.
4.40%, 2/15/26		15	15,907
Time Warner, Inc.
3.60%, 7/15/25		5	4,944

			49,463

Communications - Telecommunications - 0.3%
AT&T, Inc.
3.40%, 5/15/25		3	2,901
3.60%, 2/17/23		7	7,100
4.125%, 2/17/26		12	12,166
Verizon Communications, Inc.
2.625%, 8/15/26		10	9,133
3.50%, 11/01/24		5	4,962

			36,262

Consumer Non-Cyclical - 0.7%
AbbVie, Inc.
2.50%, 5/14/20		4	4,028
3.60%, 5/14/25		10	9,984
Mylan NV
3.15%, 6/15/21		11	11,040
3.95%, 6/15/26		5	4,892

	Principal Amount (000)		U.S. $ Value
Reynolds American, Inc.
4.45%, 6/12/25	U.S.$	10	10,516
5.85%, 8/15/45		3	3,523
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		15	14,247
3.15%, 10/01/26		15	13,823

			72,053

Energy - 0.6%
Energy Transfer Partners LP
4.65%, 6/01/21		5	5,258
EnLink Midstream Partners LP
4.15%, 6/01/25		13	12,886
Enterprise Products Operating LLC
3.70%, 2/15/26		10	10,004
Hess Corp.
4.30%, 4/01/27		12	11,790
MPLX LP
4.125%, 3/01/27		9	8,957
4.50%, 7/15/23		5	5,197
Nabors Industries, Inc.
5.50%, 1/15/23 (b)		3	3,075
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		12	11,619

			68,786

Services - 0.0%
eBay, Inc.
3.80%, 3/09/22		4	4,158

Technology - 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (b)		5	5,038
3.875%, 1/15/27 (b)		5	5,025
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21 (b)		10	10,457
5.45%, 6/15/23 (b)		10	10,760
6.02%, 6/15/26 (b)		5	5,456
Fidelity National Information Services, Inc.
5.00%, 10/15/25		3	3,267
HP, Inc.
4.65%, 12/09/21		10	10,715
KLA-Tencor Corp.
4.65%, 11/01/24		15	15,939
Micron Technology, Inc.
7.50%, 9/15/23 (b)		6	6,716
Seagate HDD Cayman
4.875%, 3/01/24 (b)		5	4,899
Total System Services, Inc.
3.75%, 6/01/23		7	7,011

	Principal Amount (000)		U.S. $ Value
Western Digital Corp.
7.375%, 4/01/23 (b)	U.S.$	10	10,975

			96,258

			357,631

Financial Institutions - 0.9%
Banking - 0.9%
Bank of America Corp.
3.824%, 1/20/28		15	15,005
3.875%, 8/01/25		20	20,351
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		14	13,716
3.85%, 7/08/24		10	10,248
5.15%, 5/22/45		3	3,150
Series E
1.625%, 7/27/26 (b)	EUR	5	5,325
JPMorgan Chase & Co.
3.782%, 2/01/28	U.S.$	16	16,156
Morgan Stanley
Series G
4.00%, 7/23/25		11	11,340

			95,291

REITS - 0.0%
VEREIT Operating Partnership LP
4.125%, 6/01/21		5	5,125

			100,416

Total Corporates - Investment Grade (cost $453,777)			458,047

INFLATION-LINKED SECURITIES - 3.8%
Brazil - 0.6%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50-5/15/55	BRL	56	60,094

United States - 3.2%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	268	272,396
0.25%, 1/15/25 (TIPS)		26	25,417
0.375%, 7/15/25 (TIPS)		51	51,337

			349,150

Total Inflation-Linked Securities (cost $399,969)			409,244

GOVERNMENTS - SOVEREIGN AGENCIES - 2.7%
Brazil - 0.1%
Petrobras Global Finance BV
8.75%, 5/23/26		5	5,788
6.125%, 1/17/22		9	9,445

			15,233

	Principal Amount (000)		U.S. $ Value
Canada - 2.6%
Canada Housing Trust No. 1
3.80%, 6/15/21 (b)	CAD	285	235,096
1.70%, 12/15/17 (b)		60	45,445

			280,541

Total Governments - Sovereign Agencies (cost $308,237)			295,774

EMERGING MARKETS - TREASURIES - 1.0%
Argentina - 0.5%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	379	25,618
16.00%, 10/17/23		389	26,154

			51,772

Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	190	61,028

Total Emerging Markets - Treasuries (cost $111,676)			112,800

MORTGAGE PASS-THROUGHS - 0.8%
Agency Fixed Rate 30-Year - 0.7%
Federal National Mortgage Association
4.00%, 4/01/47, TBA	U.S.$	69	72,170

Other Agency Fixed Rate Programs - 0.1%
Canadian Mortgage Pools
6.125%, 12/15/24	CAD	12	11,221

Total Mortgage Pass-Throughs (cost $82,977)			83,391

CORPORATES - NON-INVESTMENT GRADE - 0.7%
Industrial - 0.6%
Basic - 0.1%
CF Industries, Inc.
4.95%, 6/01/43	U.S.$	7	5,933

Communications - Telecommunications - 0.2%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		8	8,510
Series Y
7.50%, 4/01/24		5	5,294
Uniti Group, Inc./CSL Capital LLC
6.00%, 4/15/23 (b)		2	2,072

			15,876

Consumer Non-Cyclical - 0.2%
HCA, Inc.
4.50%, 2/15/27		4	3,995
5.25%, 6/15/26		10	10,538

	Principal Amount (000)			U.S. $ Value
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23 (b)	U.S.$	5		3,881
6.125%, 4/15/25 (b)		4		3,080

				21,494

Energy - 0.1%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		10		7,212
Transocean, Inc.
9.00%, 7/15/23 (b)		5		5,350

				12,562

Transportation - Services - 0.0%
Hertz Corp. (The)
5.50%, 10/15/24 (b)		5		4,394

				60,259

Financial Institutions - 0.1%
Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		10		10,325

Total Corporates - Non-Investment Grade (cost $70,369)				70,584

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Risk Share Floating Rate - 0.5%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C03, Class 1M1
2.482% (LIBOR 1 Month + 1.50%), 7/25/25 (d)		0	**	304
Series 2016-C01, Class 1M2
7.732% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		13		14,750
Series 2016-C01, Class 2M2
7.932% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		13		14,715
Series 2016-C02, Class 1M2
6.982% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		15		17,118
Series 2016-C04, Class 1M2
5.232% (LIBOR 1 Month + 4.25%), 1/25/29 (d)		10		10,586

Total Collateralized Mortgage Obligations (cost $50,304)				57,473

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.669%, 11/15/48		10		9,442

	Principal Amount (000)		U.S. $ Value
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39	U.S.$	13	11,269

Total Commercial Mortgage-Backed Securities (cost $22,468)			20,711

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of Ontario Canada
2.40%, 6/02/26	CAD	15	11,292
2.60%, 6/02/25		10	7,708

Total Local Governments - Provincial Bonds (cost $18,772)			19,000

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Mexico - 0.1%
Petroleos Mexicanos 5.375%, 3/13/22 (b) (cost $14,921)	U.S.$	15	15,675

EMERGING MARKETS - SOVEREIGNS - 0.1%
Argentina - 0.1%
Argentine Republic Government International Bond 5.625%, 1/26/22 (b) (cost $6,000)		6	6,144

	Shares
SHORT-TERM INVESTMENTS - 4.1%
Investment Companies - 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.54% (a)(e) (cost $442,660)		442,660	442,660

Total Investments - 100.4% (cost $11,039,754) (f)			10,891,712
Other assets less liabilities - (0.4)% (g)			(48,533)

Net Assets - 100.0%			$10,843,179

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	7	June 2017	$944,868	$944,588	$(280)
Sold Contracts
Euro-Schatz Futures	1	June 2017	119,833	119,743	90

					$(190)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia & New Zealand Banking Group Ltd.	USD	26	IDR	351,049	5/19/17	$153
Bank of America, NA	EUR	1,038	USD	1,120	4/12/17	12,283
Bank of America, NA	RUB	1,061	USD	18	4/28/17	(804)
Bank of America, NA	GBP	496	USD	606	5/18/17	(15,651)
Bank of America, NA	IDR	348,075	USD	26	5/19/17	(21)
Barclays Bank PLC	USD	81	INR	5,319	4/11/17	1,258
BNP Paribas SA	CAD	951	USD	728	4/07/17	13,062
Credit Suisse International	BRL	377	USD	119	4/04/17	(1,437)
Credit Suisse International	USD	120	BRL	377	4/04/17	399
Credit Suisse International	BRL	377	USD	119	5/03/17	(308)
Standard Chartered Bank	BRL	628	USD	196	4/04/17	(4,959)
Standard Chartered Bank	USD	198	BRL	628	4/04/17	2,393
State Street Bank & Trust Co.	USD	79	BRL	251	4/04/17	1,611
State Street Bank & Trust Co.	AUD	316	USD	237	4/06/17	(3,344)
State Street Bank & Trust Co.	NZD	137	USD	98	4/06/17	2,259
State Street Bank & Trust Co.	CAD	14	USD	11	4/07/17	125
State Street Bank & Trust Co.	CAD	112	USD	84	4/07/17	(216)
State Street Bank & Trust Co.	USD	132	CAD	173	4/07/17	(2,067)
State Street Bank & Trust Co.	USD	26	TRY	97	4/11/17	577
State Street Bank & Trust Co.	USD	32	EUR	31	4/12/17	250
State Street Bank & Trust Co.	MXN	201	USD	10	4/26/17	(918)
State Street Bank & Trust Co.	JPY	11,987	USD	105	5/11/17	(3,208)
State Street Bank & Trust Co.	SEK	476	USD	53	5/11/17	(188)
State Street Bank & Trust Co.	GBP	22	USD	27	5/18/17	(146)
State Street Bank & Trust Co.	USD	148	GBP	120	5/18/17	3,148
State Street Bank & Trust Co.	ZAR	641	USD	50	5/24/17	2,584

						$6,835

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00%	3.09%	$208	$16,842	$10,488
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	0.66	1,100	18,629	1,227

				$35,471	$11,715

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
CDX-EMS Series 23, 5 Year Index, 6/20/20*	1.00%	2.01%	$147	$(4,082)	$(8,105)	$4,023
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	10.09	6	(1,217)	(100)	(1,117)
CDX-CMBX.NA.BBB Series 7, 1/17/47*	3.00	4.68	100	(9,055)	(598)	(8,457)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	10.09	6	(1,194)	(103)	(1,091)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	10.09	11	(2,189)	(201)	(1,988)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	10.09	12	(2,387)	(193)	(2,194)

				$(20,124)	$(9,300)	$(10,824)

*	Termination date

**	Principal amount less than 500.
(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate market value of these securities amounted to $1,493,577 or 13.8% of net assets.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor rate was in effect at March 31, 2017.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,590 and gross unrealized depreciation of investments was $(198,632), resulting in net unrealized depreciation of $(148,042).
(g)	An amount of U.S. $5,196 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2017.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-EMS	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Country Breakdown*

March 31, 2017 (unaudited)

70.3%	United States
6.2%	Canada
5.8%	Italy
4.3%	United Kingdom
1.9%	Germany
1.6%	Spain
1.3%	Brazil
1.0%	Australia
0.8%	Mexico
0.6%	New Zealand
0.5%	South Africa
0.5%	Argentina
0.4%	Belgium
0.7%	Other
4.1%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Israel, Russia and Switzerland.

AB Variable Products Series Fund, Inc.

AB Global Bond Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$5,318,003		$	– 0	–	$	– 0	–	$5,318,003
Governments - Treasuries	– 0	–		3,582,206			– 0	–	3,582,206
Corporates - Investment Grade	– 0	–		458,047			– 0	–	458,047
Inflation-Linked Securities	– 0	–		409,244			– 0	–	409,244
Governments - Sovereign Agencies	– 0	–		295,774			– 0	–	295,774
Emerging Markets - Treasuries	– 0	–		112,800			– 0	–	112,800
Mortgage Pass-Throughs	– 0	–		83,391			– 0	–	83,391
Corporates - Non-Investment Grade	– 0	–		70,584			– 0	–	70,584
Collateralized Mortgage Obligations	– 0	–		57,473			– 0	–	57,473
Commercial Mortgage-Backed Securities	– 0	–		– 0	–		20,711		20,711
Local Governments - Provincial Bonds	– 0	–		19,000			– 0	–	19,000
Quasi-Sovereigns	– 0	–		15,675			– 0	–	15,675
Emerging Markets - Sovereigns	– 0	–		6,144			– 0	–	6,144

Investments in Securities:	Level 1		Level 2		Level 3		Total
Short-Term Investments	442,660		– 0	–	– 0	–	442,660

Total Investments in Securities	5,760,663		5,110,338		20,711		10,891,712
Other Financial Instruments (a):
Assets:
Futures	90		– 0	–	– 0	–	90
Forward Currency Exchange Contracts	– 0	–	40,102		– 0	–	40,102
Centrally Cleared Credit Default Swaps	– 0	–	11,715		– 0	–	11,715
Credit Default Swaps	– 0	–	4,023		– 0	–	4,023
Liabilities:
Futures	(280)		– 0	–	– 0	–	(280)
Forward Currency Exchange Contracts	– 0	–	(33,267)		– 0	–	(33,267)
Credit Default Swaps	– 0	–	(14,847)		– 0	–	(14,847)

Total (b)	$5,760,473		$5,118,064		$20,711		$10,899,248

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage- Backed Securities		Total
Balance as of 12/31/16	$21,371		$21,371
Accrued discounts/(premiums)	1		1
Realized gain (loss)	(33)		(33)
Change in unrealized appreciation/depreciation	292		292
Purchases	– 0	–	– 0	–
Sales/Paydowns	(920)		(920)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/17	$20,711		$20,711

Net change in unrealized appreciation/depreciation from investments held as of 3/31/17	$292		$292

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$301	$714	$572	$443	$	– 0	–*

*	Amount less than $500.

A summary of the Portfolio’s transactions of investments in affiliated issuers for the three months ended March 31, 2017 is as follows:

											Distributions
Affiliated Issuer	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 3/31/17 (000)	Income (000)	Realized Gains (000)
AB Global Bond Fund, Inc.	$5,267	$32	$	– 0	–	$	– 0	–	$19	$5,318	$32	$	– 0	–

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 36.2%
Funds and Investment Trusts - 36.2% (a)
iShares Core S&P 500 ETF		23,730	$5,630,417
iShares MSCI EAFE ETF		90,720	5,650,949
iShares MSCI Emerging Markets ETF		32,688	1,287,580
iShares Russell 2000 ETF		11,040	1,517,779
SPDR S&P 500 ETF Trust		46,720	11,013,773
Vanguard S&P 500 ETF		26,920	5,824,142

Total Investment Companies (cost $27,083,663)			30,924,640

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 4.3%
United States - 4.3%
U.S. Treasury Inflation Index
0.375%, 7/15/25 (TIPS) (cost $3,734,872)	U.S.$	3,702	3,711,041

	Contracts
OPTIONS PURCHASED - PUTS – 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust Expiration: Apr 2017, Exercise Price: $ 234.00 (b)(c)		465	59,055

Options on Indices - 0.0%
Euro STOXX 50 Index Expiration: Apr 2017, Exercise Price: EUR 3,200.00 (c)(d)		800	848
FTSE 100 Index Expiration: Apr 2017, Exercise Price: GBP 7,300.00 (c)(d)		120	8,161
Nikkei 225 Index Expiration: Apr 2017, Exercise Price: JPY 18,875.00 (c)(d)		12,000	24,717

			33,726

Total Options Purchased - Puts (premiums paid $126,067)			92,781

OPTIONS PURCHASED - CALLS – 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust Expiration: Apr 2017, Exercise Price: $ 240.00 (b)(c) (premium paid $9,647)		189	7,087

	Shares
SHORT-TERM INVESTMENTS - 57.3%
Investment Companies - 25.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.54% (a)(e) (cost $22,057,281)		22,057,281	22,057,281

Company	Principal Amount (000)		U.S. $ Value
Governments - Treasuries – 19.9%
Japan - 19.9%
Japan Treasury Discount Bill
Series 669
Zero Coupon, 6/12/17 (cost $16,458,771)	JPY	1,890,000	$16,991,091

U.S. Treasury Bills - 11.6%
U.S. Treasury Bill Zero Coupon 4/06/17-6/29/17 (cost $9,934,527)	U.S.$	9,944	9,934,527

Total Short-Term Investments (cost $48,450,579)			48,982,899

Total Investments – 97.9% (cost $79,404,828) (f)			83,718,448
Other assets less liabilities - 2.1% (g)			1,784,013

Net Assets - 100.0%			$85,502,461

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	12	June 2017	$1,154,973	$1,177,610	$22,637
10 Yr Canadian Bond Futures	4	June 2017	409,978	413,039	3,061
Euro BTP Futures	11	June 2017	1,528,120	1,533,621	5,501
Euro STOXX 50 Index Futures	211	June 2017	7,522,824	7,711,746	188,922
FTSE 100 Index Futures	24	June 2017	2,193,121	2,187,714	(5,407)
Long GILT Futures	4	June 2017	625,954	639,380	13,426
Mini MSCI EAFE Futures	50	June 2017	4,330,755	4,455,000	124,245
Mini MSCI Emerging Markets Futures	18	June 2017	827,012	865,260	38,248
Nikkei 225 (CME) Futures	11	June 2017	1,062,907	1,045,825	(17,082)
S&P 500 E Mini Futures	55	June 2017	6,509,025	6,487,800	(21,225)
S&P TSX 60 Index Futures	11	June 2017	1,518,839	1,508,907	(9,932)
SPI 200 Futures	7	June 2017	770,929	781,877	10,948
TOPIX Index Futures	18	June 2017	2,491,629	2,445,433	(46,196)
U.S. T-Note 10 Yr (CBT) Futures	31	June 2017	3,850,832	3,861,438	10,606
U.S. Ultra Bond (CBT) Futures	3	June 2017	477,966	481,875	3,909
Sold Contracts
Euro-Bund Futures	20	June 2017	3,413,203	3,444,056	(30,853)

					$290,808

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	1,990	USD	2,427	6/15/17	$(70,616)
Barclays Bank PLC	JPY	265,212	USD	2,308	6/15/17	(81,150)
Barclays Bank PLC	USD	1,469	AUD	1,919	6/15/17	(4,920)
Barclays Bank PLC	USD	810	EUR	748	6/15/17	(9,559)
Barclays Bank PLC	USD	777	GBP	637	6/15/17	22,604
BNP Paribas SA	USD	3,375	EUR	3,140	6/15/17	(13,798)
Credit Suisse International	AUD	2,993	USD	2,279	6/15/17	(4,588)
HSBC Bank USA	USD	827	AUD	1,074	6/15/17	(7,319)
Royal Bank of Scotland PLC	EUR	3,541	USD	3,777	6/15/17	(13,236)
Royal Bank of Scotland PLC	JPY	123,508	USD	1,090	6/15/17	(22,574)
State Street Bank & Trust Co.	JPY	1,892,104	USD	16,612	6/14/17	(429,442)
State Street Bank & Trust Co.	AUD	1,074	USD	823	6/15/17	3,522
State Street Bank & Trust Co.	EUR	155	USD	165	6/15/17	(1,308)
State Street Bank & Trust Co.	HKD	1,141	USD	147	6/15/17	72
State Street Bank & Trust Co.	NOK	994	USD	119	6/15/17	2,913
State Street Bank & Trust Co.	SEK	3,476	USD	392	6/15/17	2,318
State Street Bank & Trust Co.	SEK	2,529	USD	281	6/15/17	(1,772)
State Street Bank & Trust Co.	USD	515	EUR	479	6/15/17	(3,300)
State Street Bank & Trust Co.	USD	1,110	JPY	123,508	6/15/17	2,657
State Street Bank & Trust Co.	USD	121	NOK	994	6/15/17	(5,281)
State Street Bank & Trust Co.	USD	399	SEK	3,476	6/15/17	(9,490)

						$(644,267)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
Euro STOXX 50 Index (d)	800	EUR	3,000.00	April 2017	$13,259	$(170)
FTSE 100 Index (d)	120	GBP	6,950.00	April 2017	1,658	(998)
Nikkei 225 Index (d)	12,000	JPY	18,250.00	April 2017	7,244	(7,932)
SPDR S&P 500 ETF Trust (b)	178	$	220.00	April 2017	21,352	(3,026)
SPDR S&P 500 ETF Trust (b)	189		223.00	April 2017	10,765	(4,253)
SPDR S&P 500 ETF Trust (b)	465		222.00	April 2017	16,254	(9,532)

					$70,532	$(25,911)

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	One contract relates to 100 shares.
(c)	Non-income producing security.
(d)	One contract relates to 1 share.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,382,335 and gross unrealized depreciation of investments was $(68,715), resulting in net unrealized appreciation of $4,313,620.
(g)	An amount of U.S. $1,710,960 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

COUNTRY BREAKDOWN*

March 31, 2017 (unaudited)

41.5%	United States
58.5%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$30,924,640		$	– 0	–	$	– 0	–	$30,924,640
Inflation-Linked Securities	– 0	–		3,711,041			– 0	–	3,711,041
Options Purchased - Puts	– 0	–		92,781			– 0	–	92,781
Options Purchased - Calls	– 0	–		7,087			– 0	–	7,087
Short-Term Investments:
Investment Companies	22,057,281			– 0	–		– 0	–	22,057,281

Investments in Securities:	Level 1			Level 2	Level 3			Total
Governments - Treasuries	$	– 0	–	$16,991,091	$	– 0	–	$16,991,091
U.S. Treasury Bills		– 0	–	9,934,527		– 0	–	9,934,527

Total Investments in Securities		52,981,921		30,736,527		– 0	–	83,718,448

Other Financial Instruments(a):
Assets:
Futures		221,633		199,870		– 0	–	421,503
Forward Currency Exchange Contracts		– 0	–	34,086		– 0	–	34,086
Liabilities:
Futures		(79,092)		(51,603)		– 0	–	(130,695)
Forward Currency Exchange Contracts		– 0	–	(678,353)		– 0	–	(678,353)
Put Options Written		– 0	–	(25,911)		– 0	–	(25,911)

Total(b)		$53,124,462		$30,214,616	$	– 0	–	$83,339,078

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$36,333	$10,831	$25,107	$22,057	$34

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.0%
Information Technology - 26.0%
Communications Equipment - 2.9%
Lumentum Holdings, Inc. (a)	28,340	$1,511,939
Palo Alto Networks, Inc. (a)	16,850	1,898,658

		3,410,597

Internet Software & Services - 7.8%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	20,340	2,193,262
Alphabet, Inc.-Class C (a)	2,537	2,104,594
Facebook, Inc.-Class A (a)	18,900	2,684,745
Tencent Holdings Ltd.	77,600	2,235,617

		9,218,218

IT Services - 1.9%
Visa, Inc.-Class A	25,640	2,278,627

Semiconductors & Semiconductor Equipment - 6.7%
ams AG	46,450	2,509,243
Broadcom Ltd.	10,290	2,253,099
Infineon Technologies AG	73,720	1,508,851
NVIDIA Corp.	15,348	1,671,858

		7,943,051

Software - 4.7%
Microsoft Corp.	33,950	2,235,947
Mobileye NV (a)	30,260	1,857,964
salesforce.com, Inc. (a)	17,812	1,469,312

		5,563,223

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	15,905	2,284,912

		30,698,628

Health Care - 21.8%
Biotechnology - 2.2%
Foundation Medicine, Inc. (a)(b)	47,491	1,531,585
Regeneron Pharmaceuticals, Inc. (a)	2,890	1,119,904

		2,651,489

Health Care Equipment & Supplies - 8.3%
Abbott Laboratories	57,500	2,553,575
Cerus Corp. (a)(b)	194,585	865,903
Danaher Corp.	23,160	1,980,875
Essilor International SA	17,507	2,125,543
West Pharmaceutical Services, Inc.	27,430	2,238,562

		9,764,458

Health Care Providers & Services - 3.2%
Apollo Hospitals Enterprise Ltd. (a)	91,640	1,644,622
UnitedHealth Group, Inc.	13,260	2,174,773

		3,819,395

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 5.2%
Bio-Rad Laboratories, Inc.-Class A (a)	11,800	2,352,212
Bruker Corp.	85,960	2,005,447
ICON PLC (a)	21,560	1,718,763

		6,076,422

Pharmaceuticals - 2.9%
Roche Holding AG	7,080	1,810,594
Vectura Group PLC (a)	828,300	1,584,686

		3,395,280

		25,707,044

Financials - 18.9%
Banks - 5.7%
Bank Mandiri Persero Tbk PT	1,671,500	1,467,971
Credicorp Ltd.	7,140	1,165,962
HDFC Bank Ltd.	51,450	1,170,233
Svenska Handelsbanken AB-Class A (b)	113,190	1,551,162
Swedbank AB-Class A (b)	58,760	1,359,615

		6,714,943

Capital Markets - 5.8%
Charles Schwab Corp. (The)	40,580	1,656,070
MSCI, Inc.-Class A	29,330	2,850,583
Partners Group Holding AG	4,260	2,289,379

		6,796,032

Consumer Finance - 1.3%
Bharat Financial Inclusion Ltd. (a)	124,820	1,553,146

Insurance - 3.6%
AIA Group Ltd.	434,000	2,739,389
Prudential PLC	73,590	1,554,464

		4,293,853

Thrifts & Mortgage Finance - 2.5%
Housing Development Finance Corp. Ltd.	127,660	2,949,040

		22,307,014

Industrials - 12.2%
Aerospace & Defense - 1.9%
Hexcel Corp.	41,299	2,252,861

Building Products - 2.5%
Kingspan Group PLC	91,870	2,930,896

Commercial Services & Supplies - 1.0%
China Everbright International Ltd.	905,000	1,218,772

Electrical Equipment - 3.8%
Schneider Electric SE (Paris)	19,750	1,451,006
Vestas Wind Systems A/S	36,980	3,007,962

		4,458,968

Industrial Conglomerates - 1.4%
Siemens AG (REG)	12,090	1,655,993

Company	Shares	U.S. $ Value
Machinery - 1.6%
Xylem, Inc./NY	36,160	1,815,955

		14,333,445

Consumer Discretionary - 7.9%
Auto Components - 2.3%
Delphi Automotive PLC	33,070	2,661,804

Automobiles - 1.1%
Tesla, Inc. (a)(b)	4,720	1,313,576

Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	28,640	1,672,290

Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (a)	1,833	1,625,028

Multiline Retail - 0.3%
Matahari Department Store Tbk PT	414,200	409,590

Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc.-Class B	30,160	1,680,817

		9,363,105

Utilities - 3.0%
Water Utilities - 3.0%
American Water Works Co., Inc.	22,909	1,781,633
AquaVenture Holdings Ltd. (a)	23,536	401,759
Beijing Enterprises Water Group Ltd.	1,832,000	1,358,032

		3,541,424

Consumer Staples - 2.9%
Food Products - 1.4%
Nestle SA (REG)	20,590	1,580,318

Household Products - 1.5%
Unicharm Corp.	74,300	1,785,617

		3,365,935

Materials - 2.1%
Chemicals - 2.1%
Ecolab, Inc.	20,100	2,519,334

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Telekomunikasi Indonesia Persero Tbk PT	4,723,500	1,468,276

Real Estate - 0.9%
Real Estate Management & Development - 0.9%
SM Prime Holdings, Inc.	1,914,100	1,079,373

Total Common Stocks (cost $90,554,024)		114,383,578

WARRANTS - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Thin Film Electronics ASA, Expiring 7/14/18 (a)(c)(d) (cost $0)	591,845	0

		Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.0%
Time Deposit - 3.0%
State Street Time Deposit	U.S.$	3,592	3,591,647

0.09%, 4/03/17
(cost $3,591,647)
Total Investments Before Security Lending Collateral for Securities Loaned -100.0%
(cost $94,145,671)			117,975,225

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%
Investment Companies - 5.1%
AB Fixed Income Shares, Inc. - Government		5,974,800	5,974,800

Money Market Portfolio-Class AB, 0.54% (e)(f)
(cost $5,974,800)
Total Investments - 105.1%
(cost $100,120,471) (g)			123,950,025
Other assets less liabilities - (5.1)%			(6,041,038)

Net Assets - 100.0%			$117,908,987

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	130,646	USD	1,930	6/15/17	$(73,389)
Barclays Bank PLC	USD	3,548	CAD	4,787	6/15/17	55,218
Barclays Bank PLC	USD	2,721	GBP	2,205	6/15/17	46,623
Barclays Bank PLC	USD	4,752	JPY	546,171	6/15/17	167,119
BNP Paribas SA	CNY	33,233	USD	4,779	6/15/17	(18,649)
BNP Paribas SA	EUR	768	USD	834	6/15/17	11,796
BNP Paribas SA	INR	87,777	USD	1,330	6/15/17	(15,667)
Citibank, NA	BRL	3,090	USD	975	4/04/17	(11,776)
Citibank, NA	USD	963	BRL	3,090	4/04/17	24,054
Citibank, NA	CHF	2,331	USD	2,315	6/15/17	(21,609)
Citibank, NA	EUR	1,263	USD	1,342	6/15/17	(10,327)
Credit Suisse International	BRL	3,090	USD	985	4/04/17	(2,014)
Credit Suisse International	USD	975	BRL	3,090	4/04/17	11,776
Credit Suisse International	USD	965	BRL	3,090	7/05/17	1,661
Goldman Sachs Bank USA	INR	33,885	USD	504	6/15/17	(15,855)
Goldman Sachs Bank USA	USD	1,119	CNY	7,797	6/15/17	6,355
JPMorgan Chase Bank, NA	SEK	18,089	USD	2,019	6/15/17	(6,873)
Royal Bank of Scotland PLC	USD	493	RUB	28,928	4/28/17	18,384
Royal Bank of Scotland PLC	HKD	8,879	USD	1,145	6/15/17	647
Royal Bank of Scotland PLC	USD	2,697	AUD	3,592	6/15/17	43,409
State Street Bank & Trust Co.	EUR	1,984	USD	2,126	6/15/17	1,903
State Street Bank & Trust Co.	GBP	374	USD	467	6/15/17	(2,434)
UBS AG	USD	1,715	KRW	1,953,719	6/15/17	34,400

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	1,537	TWD	46,930	6/15/17	$14,065

						$258,817

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,998,108 and gross unrealized depreciation of investments was $(1,168,554), resulting in net unrealized appreciation of $23,829,554.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

March 31, 2017 (unaudited)

53.4%	United States
6.2%	India
6.0%	China
4.8%	Switzerland
3.0%	France
2.8%	Indonesia
2.7%	Germany
2.7%	United Kingdom
2.6%	Denmark
2.5%	Ireland
2.5%	Sweden
2.3%	Hong Kong
2.1%	Austria
3.4%	Other
3.0%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Japan, Norway, Peru and Philippines.

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$24,444,917		$6,253,711		$	– 0	–	$30,698,628
Health Care	20,126,285		5,580,759			– 0	–	25,707,044
Financials	5,672,615		16,634,399			– 0	–	22,307,014
Industrials	6,999,712		7,333,733			– 0	–	14,333,445
Consumer Discretionary	8,953,515		409,590			– 0	–	9,363,105
Utilities	2,183,392		1,358,032			– 0	–	3,541,424
Consumer Staples	– 0	–	3,365,935			– 0	–	3,365,935
Materials	2,519,334		– 0	–		– 0	–	2,519,334
Telecommunication Services	– 0	–	1,468,276			– 0	–	1,468,276
Real Estate	– 0	–	1,079,373			– 0	–	1,079,373
Warrants	– 0	–	– 0	–		– 0	–(a)
Short-Term Investments	– 0	–	3,591,647			– 0	–	3,591,647
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,974,800		– 0	–		– 0	–	5,974,800

Total Investments in Securities	76,874,570		47,075,455	(b)		– 0	–	123,950,025
Other Financial Instruments (c):
Assets:
Forward Currency Exchange Contracts	– 0	–	437,410			– 0	–	437,410
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(178,593)			– 0	–	(178,593)

Total (d)	$76,874,570		$47,334,272		$	– 0	–	$124,208,842

(a)	The Portfolio held securities with zero market value at period end.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(d)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants (a)		Total
Balance as of 12/31/16	$	– 0 –	$	– 0 –
Accrued discounts/(premiums)		– 0 –		– 0 –
Realized gain (loss)		– 0 –		– 0 –
Change in unrealized appreciation/depreciation		– 0 –		– 0 –
Purchases		– 0 –		– 0 –
Sales		– 0 –		– 0 –
Transfers in to Level 3		– 0 –		– 0 –
Transfers out of Level 3		– 0 –		– 0 –

Balance as of 3/31/17	$	– 0 –	$	– 0 –

Net change in unrealized appreciation/depreciation from investments held as of 3/31/17	$	– 0 –	$	– 0 –

(a)	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$4,544	$12,580	$11,149	$5,975	$4

AB Variable Products Series Fund, Inc.

AB Growth Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Information Technology - 38.1%
Communications Equipment - 1.4%
Arista Networks, Inc. (a)	4,430	$585,956
Palo Alto Networks, Inc. (a)	2,950	332,406

		918,362

Internet Software & Services - 13.7%
Alphabet, Inc.-Class C (a)	5,115	4,243,199
CoStar Group, Inc. (a)	2,730	565,711
Facebook, Inc.-Class A (a)	28,167	4,001,122

		8,810,032

IT Services - 7.8%
Fiserv, Inc. (a)	7,570	872,897
Vantiv, Inc.-Class A (a)	15,180	973,342
Visa, Inc.-Class A	36,020	3,201,097

		5,047,336

Semiconductors & Semiconductor Equipment - 4.1%
NVIDIA Corp.	8,670	944,423
Xilinx, Inc.	29,590	1,712,965

		2,657,388

Software - 8.2%
Adobe Systems, Inc. (a)	16,460	2,141,940
Electronic Arts, Inc. (a)	13,450	1,204,044
Ellie Mae, Inc. (a)	4,090	410,104
HubSpot, Inc. (a)	11,160	675,738
ServiceNow, Inc. (a)	5,647	493,943
Splunk, Inc. (a)	6,330	394,296

		5,320,065

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	12,895	1,852,496

		24,605,679

Health Care - 21.9%
Biotechnology - 6.2%
Alexion Pharmaceuticals, Inc. (a)	9,440	1,144,506
Biogen, Inc. (a)	6,524	1,783,792
Gilead Sciences, Inc.	15,500	1,052,760

		3,981,058

Health Care Equipment & Supplies - 9.8%
Align Technology, Inc. (a)	5,613	643,867
Danaher Corp.	6,106	522,246
DexCom, Inc. (a)	6,940	588,026
Edwards Lifesciences Corp. (a)	21,340	2,007,454
Intuitive Surgical, Inc. (a)	2,190	1,678,569
Nevro Corp. (a)	4,180	391,666

Company	Shares	U.S. $ Value
Zeltiq Aesthetics, Inc. (a)	9,340	519,398

		6,351,226

Health Care Providers & Services - 4.7%
Teladoc, Inc. (a)	16,799	419,975
UnitedHealth Group, Inc.	15,938	2,613,991

		3,033,966

Health Care Technology - 1.2%
Cerner Corp. (a)	13,080	769,758

		14,136,008

Consumer Discretionary - 20.9%
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	9,210	667,633

Hotels, Restaurants & Leisure - 4.5%
Buffalo Wild Wings, Inc. (a)	2,520	384,930
Planet Fitness, Inc.	41,910	807,606
Starbucks Corp.	29,040	1,695,645

		2,888,181

Internet & Direct Marketing Retail - 1.5%
Priceline Group, Inc. (The) (a)	547	973,644

Media - 3.0%
AMC Networks, Inc.-Class A (a)	8,597	504,472
Comcast Corp.-Class A	37,910	1,425,037

		1,929,509

Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	13,370	1,049,010

Specialty Retail - 6.8%
Home Depot, Inc. (The)	17,999	2,642,793
O’Reilly Automotive, Inc. (a)	3,756	1,013,519
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,532	722,202

		4,378,514

Textiles, Apparel & Luxury Goods - 2.5%
NIKE, Inc.-Class B	29,292	1,632,443

		13,518,934

Industrials - 8.5%
Aerospace & Defense - 0.7%
Hexcel Corp.	8,920	486,586

Building Products - 2.5%
Allegion PLC	10,070	762,299
AO Smith Corp.	16,120	824,699

		1,586,998

Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	10,810	669,463

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.5%
Roper Technologies, Inc.	4,630	956,049

Machinery - 2.8%
IDEX Corp.	8,270	773,328
Middleby Corp. (The) (a)	3,060	417,537
WABCO Holdings, Inc. (a)	5,230	614,106

		1,804,971

		5,504,067

Consumer Staples - 5.8%
Beverages - 3.8%
Constellation Brands, Inc.-Class A	4,870	789,281
Monster Beverage Corp. (a)	35,208	1,625,553

		2,414,834

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	7,815	1,310,498

		3,725,332

Materials - 1.5%
Chemicals - 1.5%
Ecolab, Inc.	7,770	973,892

Financials - 0.5%
Capital Markets - 0.5%
MarketAxess Holdings, Inc.	1,840	344,982

Total Common Stocks (cost $44,534,561)		62,808,894

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.9%
Time Deposit - 2.9%
State Street Bank & Trust Co. 0.09%, 4/03/17 (cost $1,856,075)	$1,856	1,856,075

Total Investments - 100.1% (cost $46,390,636) (b)		64,664,969
Other assets less liabilities - (0.1)%		(89,727)

Net Assets - 100.0%		$64,575,242

(a)	Non-income producing security.
(b)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,470,181 and gross unrealized depreciation of investments was $(195,848), resulting in net unrealized appreciation of $18,274,333.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund, Inc.

AB Growth Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$62,808,894		$	– 0	–	$	– 0	–	$62,808,894
Short-Term Investments	– 0	–		1,856,075			– 0	–	1,856,075

Total Investments in Securities	62,808,894			1,856,075			– 0	–	64,664,969
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$62,808,894			$1,856,075		$	– 0	–	$64,664,969

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$ 684	$ 3,220	$ 3,904	$ – 0 –	$ – 0 –*
*	Amount less than $500.

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 87.9%
Financials - 22.5%
Banks - 8.6%
Citigroup, Inc.	375,610	$22,468,990
JPMorgan Chase & Co.	581,450	51,074,568
Wells Fargo & Co.	298,560	16,617,850

		90,161,408

Capital Markets - 5.2%
BlackRock, Inc.-Class A	18,870	7,236,834
Goldman Sachs Group, Inc. (The)	126,550	29,071,066
Northern Trust Corp.	67,780	5,868,392
State Street Corp.	161,870	12,886,471

		55,062,763

Consumer Finance - 0.6%
Capital One Financial Corp.	71,970	6,236,920

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc.-Class B (a)	142,222	23,705,563

Insurance - 5.8%
Allstate Corp. (The)	279,430	22,770,751
Axis Capital Holdings Ltd.	59,190	3,967,506
Chubb Ltd.	158,530	21,599,712
FNF Group	211,190	8,223,739
Validus Holdings Ltd.	71,729	4,044,798

		60,606,506

		235,773,160

Information Technology - 15.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	274,740	9,286,212
F5 Networks, Inc. (a)	27,630	3,939,209

		13,225,421

Electronic Equipment, Instruments & Components - 1.7%
Dolby Laboratories, Inc.-Class A	81,460	4,269,319
Flex Ltd. (a)	248,750	4,179,000
FLIR Systems, Inc.	138,960	5,041,469
TE Connectivity Ltd.	53,110	3,959,350

		17,449,138

IT Services - 5.1%
International Business Machines Corp.	161,820	28,179,335
Mastercard, Inc.-Class A	222,130	24,982,961

		53,162,296

Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	464,622	16,758,915
Xilinx, Inc.	283,800	16,429,182

		33,188,097

Software - 2.0%
Microsoft Corp.	127,951	8,426,853

Company	Shares	U.S. $ Value
VMware, Inc.-Class A (a)(b)	137,670	12,684,914

		21,111,767

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	136,935	19,672,082
Seagate Technology PLC	127,640	5,862,505

		25,534,587

		163,671,306

Health Care - 13.0%
Biotechnology - 4.3%
Biogen, Inc. (a)	96,760	26,456,119
Gilead Sciences, Inc.	267,590	18,174,713

		44,630,832

Health Care Equipment & Supplies - 0.6%
Hologic, Inc. (a)	143,050	6,086,777

Health Care Providers & Services - 6.2%
Aetna, Inc.	218,370	27,853,094
Cigna Corp.	133,670	19,581,318
Express Scripts Holding Co. (a)	86,840	5,723,624
Quest Diagnostics, Inc.	61,050	5,994,500
UnitedHealth Group, Inc.	39,010	6,398,030

		65,550,566

Pharmaceuticals - 1.9%
Pfizer, Inc.	595,860	20,384,371

		136,652,546

Industrials - 12.1%
Aerospace & Defense - 4.8%
Boeing Co. (The)	80,850	14,299,131
Raytheon Co.	232,710	35,488,275

		49,787,406

Airlines - 0.8%
Delta Air Lines, Inc.	193,110	8,875,336

Electrical Equipment - 1.7%
AMETEK, Inc.	131,900	7,133,152
EnerSys	52,557	4,148,850
Hubbell, Inc.	50,950	6,116,547

		17,398,549

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	106,079	11,287,866

Machinery - 2.3%
Fortive Corp.	192,550	11,595,361
Parker-Hannifin Corp.	79,849	12,801,392

		24,396,753

Road & Rail - 1.4%
Norfolk Southern Corp.	129,670	14,519,150

		126,265,060

Company	Shares	U.S. $ Value
Consumer Discretionary - 10.2%
Auto Components - 0.6%
BorgWarner, Inc.	148,780	6,217,516

Household Durables - 1.7%
DR Horton, Inc.	408,140	13,595,143
Garmin Ltd.	77,860	3,979,425

		17,574,568

Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group-Class A (a)	195,818	3,920,276

Media - 7.2%
AMC Networks, Inc.-Class A (a)	105,580	6,195,434
Comcast Corp.-Class A	358,860	13,489,547
Discovery Communications, Inc.-Class A (a)	504,760	14,683,469
Time Warner, Inc.	419,450	40,984,460

		75,352,910

Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp.	45,370	3,703,100

		106,768,370

Energy - 5.1%
Energy Equipment & Services - 1.8%
Helmerich & Payne, Inc.	90,210	6,005,280
National Oilwell Varco, Inc.	240,550	9,643,649
Oil States International, Inc. (a)	101,675	3,370,526

		19,019,455

Oil, Gas & Consumable Fuels - 3.3%
Exxon Mobil Corp.	212,750	17,447,627
Noble Energy, Inc.	491,740	16,886,352

		34,333,979

		53,353,434

Consumer Staples - 5.0%
Beverages - 1.8%
PepsiCo, Inc.	169,930	19,008,370

Food & Staples Retailing - 3.2%
CVS Health Corp.	50,321	3,950,198
Wal-Mart Stores, Inc.	408,207	29,423,561

		33,373,759

		52,382,129

Utilities - 1.4%
Electric Utilities - 1.4%
Exelon Corp.	409,030	14,716,899

Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Liberty Property Trust	265,250	10,225,387

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.4%
CBRE Group, Inc.-Class A (a)	114,830	3,994,936

		14,220,323

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	188,285	9,178,894

Materials - 0.7%
Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	89,210	7,138,584

Total Common Stocks (cost $782,118,703)		920,120,705

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 25.2%
Time Deposit - 25.2%
State Street Time Deposit 0.07%, 4/03/17 (cost $264,445,552)	$264,446	264,445,552

Total Investments Before Security Lending Collateral for Securities Loaned - 113.1% (cost $1,046,564,255)		1,184,566,257

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.54% (c)(d) (cost $12,837,727)	12,837,727	12,837,727

Total Investments - 114.3% (cost $1,059,401,982) (e)		1,197,403,984
Other assets less liabilities - (14.3)%		(150,044,259)

Net Assets - 100.0%		$1,047,359,725

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $147,227,143 and gross unrealized depreciation of investments was $(9,225,141), resulting in net unrealized appreciation of $138,002,002.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$920,120,705		$	– 0	–	$	– 0	–	$920,120,705
Short-Term Investments	– 0	–		264,445,552			– 0	–	264,445,552
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	12,837,727			– 0	–		– 0	–	12,837,727

Total Investments in Securities	932,958,432			264,445,552			– 0	–	1,197,403,984
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$932,958,432			$264,445,552		$	– 0	–	$1,197,403,984

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$ 13,560	$ 42,350	$ 43,072	$ 12,838	$ 9

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 25.3%
Industrial - 16.6%
Basic - 1.6%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	15	$16,019
Dow Chemical Co. (The)
8.55%, 5/15/19		86	97,479
Eastman Chemical Co.
3.80%, 3/15/25		50	51,009
Glencore Funding LLC
4.125%, 5/30/23 (a)		58	59,099
International Paper Co.
4.75%, 2/15/22		45	48,842
LyondellBasell Industries NV
5.75%, 4/15/24		200	228,446
Mosaic Co. (The)
5.625%, 11/15/43		53	54,500
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		260	252,460
Vale Overseas Ltd.
6.875%, 11/21/36		80	86,008

			893,862

Capital Goods - 0.4%
Embraer Netherlands Finance BV
5.40%, 2/01/27		85	87,676
General Electric Co.
Series D
5.00%, 1/21/21 (b)		40	42,143
Yamana Gold, Inc.
4.95%, 7/15/24		81	81,405

			211,224

Communications - Media - 1.7%
CBS Corp.
3.50%, 1/15/25		128	127,255
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		135	142,594
Cox Communications, Inc.
2.95%, 6/30/23 (a)		51	48,643
Discovery Communications LLC
3.45%, 3/15/25		105	99,438
S&P Global, Inc.
4.40%, 2/15/26		127	134,683
TCI Communications, Inc.
7.875%, 2/15/26		115	152,266
Time Warner Cable LLC
4.125%, 2/15/21		200	208,000
Viacom, Inc.
5.625%, 9/15/19		60	64,370

			977,249

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 2.6%
American Tower Corp.
5.05%, 9/01/20	U.S.$	260	279,664
AT&T, Inc.
3.40%, 5/15/25		310	299,816
3.80%, 3/15/22		57	58,933
4.125%, 2/17/26		147	149,033
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	27	21,975
Telefonica Emisiones SAU
5.213%, 3/08/47	U.S.$	150	151,698
5.462%, 2/16/21		120	131,590
Verizon Communications, Inc.
2.625%, 8/15/26		157	143,380
3.50%, 11/01/24		145	143,905
5.50%, 3/16/47		105	109,999

			1,489,993

Consumer Cyclical - Automotive - 0.4%
General Motors Co.
3.50%, 10/02/18		80	81,727
General Motors Financial Co., Inc.
3.10%, 1/15/19		110	111,763
3.25%, 5/15/18		9	9,128
4.00%, 1/15/25		23	23,089
4.30%, 7/13/25		30	30,415

			256,122

Consumer Cyclical - Retailers - 0.4%
CVS Health Corp.
3.875%, 7/20/25		124	127,714
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		126	128,458

			256,172

Consumer Non-Cyclical - 2.9%
AbbVie, Inc.
3.60%, 5/14/25		97	96,849
AstraZeneca PLC
6.45%, 9/15/37		50	65,205
Bayer US Finance LLC
3.375%, 10/08/24 (a)		200	201,006
Becton Dickinson and Co.
3.734%, 12/15/24		40	41,145
Biogen, Inc.
4.05%, 9/15/25		144	149,119
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2	2,266
Celgene Corp.
3.875%, 8/15/25		155	158,328
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		201	201,735
Laboratory Corp. of America Holdings
3.60%, 2/01/25		60	59,337
Medtronic, Inc.
3.50%, 3/15/25		195	199,477

	Principal Amount (000)		U.S. $ Value
Mylan NV
3.95%, 6/15/26	U.S.$	37	36,203
Reynolds American, Inc.
5.85%, 8/15/45		44	51,664
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		122	115,877
3.15%, 10/01/26		86	79,250
Tyson Foods, Inc.
2.65%, 8/15/19		39	39,390
3.95%, 8/15/24		123	125,460

			1,622,311

Energy - 4.2%
Cenovus Energy, Inc.
3.00%, 8/15/22		12	11,820
5.70%, 10/15/19		36	38,790
Encana Corp.
3.90%, 11/15/21		45	45,956
Energy Transfer Partners LP
7.50%, 7/01/38		149	178,103
EnLink Midstream Partners LP
5.05%, 4/01/45		125	117,812
Enterprise Products Operating LLC
3.70%, 2/15/26		161	161,060
5.20%, 9/01/20		55	59,890
Halliburton Co.
5.00%, 11/15/45		170	178,746
Hess Corp.
4.30%, 4/01/27		109	107,092
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		89	91,930
MPLX LP
4.125%, 3/01/27		58	57,724
4.50%, 7/15/23		106	110,171
Nabors Industries, Inc. 5.50%, 1/15/23 (a)		113	115,825
Noble Energy, Inc.
3.90%, 11/15/24		107	108,428
8.25%, 3/01/19		238	264,730
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		137	132,652
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (a)		80	83,400
TransCanada PipeLines Ltd.
6.35%, 5/15/67		235	218,846
Valero Energy Corp.
6.125%, 2/01/20		177	194,831
Williams Partners LP
4.125%, 11/15/20		97	101,379

			2,379,185

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22		45	46,779

Technology - 2.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.

	Principal Amount (000)		U.S. $ Value
3.625%, 1/15/24 (a)	U.S.$	28	28,215
3.875%, 1/15/27 (a)		62	62,308
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%, 6/15/23 (a)		160	172,155
6.02%, 6/15/26 (a)		31	33,830
Fidelity National Information Services, Inc.
3.50%, 4/15/23		24	24,318
5.00%, 10/15/25		2	2,178
HP, Inc.
4.65%, 12/09/21		107	114,647
KLA-Tencor Corp.
4.65%, 11/01/24		134	142,386
Lam Research Corp.
2.80%, 6/15/21		39	39,060
Micron Technology, Inc.
7.50%, 9/15/23 (a)		41	45,893
Motorola Solutions, Inc.
3.50%, 3/01/23		82	80,709
7.50%, 5/15/25		23	27,203
Seagate HDD Cayman
4.75%, 1/01/25		75	73,501
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		205	209,577
Total System Services, Inc.
2.375%, 6/01/18		74	74,290
3.75%, 6/01/23		69	69,108
Western Digital Corp.
7.375%, 4/01/23 (a)		89	97,678

			1,297,056

			9,429,953

Financial Institutions - 8.0%
Banking - 6.9%
Bank of America Corp.
3.824%, 1/20/28		145	145,052
Barclays PLC
3.684%, 1/10/23		200	200,784
BNP Paribas SA
3.80%, 1/10/24 (a)		200	199,446
Compass Bank
5.50%, 4/01/20		250	263,420
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	255,990
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		265	266,108
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		118	115,608
3.75%, 5/22/25		53	53,667
3.85%, 7/08/24		210	215,210
Series D
6.00%, 6/15/20		195	215,672
ING Groep NV
3.95%, 3/29/27		200	200,218

	Principal Amount (000)		U.S. $ Value
JPMorgan Chase & Co.
3.782%, 2/01/28	U.S.$	96	96,933
Lloyds Banking Group PLC
4.65%, 3/24/26		200	204,356
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		200	205,320
Morgan Stanley
5.625%, 9/23/19		143	154,477
Nationwide Building Society
6.25%, 2/25/20 (a)		230	254,394
Santander Issuances SAU
3.25%, 4/04/26 (a)	EUR	200	222,266
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	250	288,520
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		200	203,182
US Bancorp
Series J
5.30%, 4/15/27 (b)		63	64,123
Wells Fargo & Co.
3.069%, 1/24/23		113	113,559

			3,938,305

Finance - 0.5%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	201,444
International Lease Finance Corp.
5.875%, 4/01/19		55	58,608

			260,052

Insurance - 0.3%
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		31	33,679
Lincoln National Corp.
8.75%, 7/01/19		35	39,864
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		55	88,223

			161,766

REITS - 0.3%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		6	6,035
Welltower, Inc.
4.00%, 6/01/25		146	148,019

			154,054

			4,514,177

Utility - 0.7%
Electric - 0.7%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		90	112,404
CMS Energy Corp.
5.05%, 3/15/22		37	40,407

	Principal Amount (000)		U.S. $ Value
Constellation Energy Group, Inc.
5.15%, 12/01/20	U.S.$	64	69,419
Entergy Corp.
4.00%, 7/15/22		125	130,857
Exelon Corp.
5.10%, 6/15/45		45	48,429

			401,516

Total Corporates - Investment Grade (cost $13,897,774)			14,345,646

MORTGAGE PASS-THROUGHS - 18.8%
Agency Fixed Rate 15-Year - 2.4%
Federal National Mortgage Association
2.50%, 7/01/31-1/01/32		1,392	1,394,534

Agency Fixed Rate 30-Year - 16.4%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		104	116,072
Series 2007
5.50%, 7/01/35		29	32,231
Series 2017
4.00%, 7/01/44		233	245,865
4.00%, 2/01/46		285	300,793
Federal National Mortgage Association
3.50%, 4/01/47, TBA		2,056	2,103,224
4.50%, 4/25/47, TBA		2,656	2,848,353
4.00%, 4/01/47, TBA		988	1,036,397
Series 2003
5.50%, 4/01/33-7/01/33		97	107,850
4.00%, 12/01/40-11/01/46		700	739,104
Series 2004
5.50%, 4/01/34-11/01/34		86	95,958
Series 2005
5.50%, 2/01/35		104	115,822
3.50%, 4/01/46		298	305,229
Government National Mortgage Association
Series 1994
9.00%, 9/15/24		1	1,382
3.00%, 4/20/46		335	338,646
3.50%, 4/01/47, TBA		885	917,703

			9,304,629

Total Mortgage Pass-Throughs (cost $10,600,773)			10,699,163

ASSET-BACKED SECURITIES - 14.7%
Autos - Fixed Rate - 8.0%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		166	166,245
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		259	259,118
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		124	123,873

	Principal Amount (000)		U.S. $ Value
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)	U.S.$	1	1,127
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		288	292,482
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		100	101,244
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		222	221,716
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		90	90,299
Series 2015-2, Class A3
1.31%, 8/15/19		70	69,695
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		60	60,171
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		168	168,449
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		47	47,298
Series 2014-B, Class A
1.11%, 11/15/18 (a)		4	3,944
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		41	41,229
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		103	102,729
Exeter Automobile Receivables Trust
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		46	45,383
Series 2016-3A, Class D
6.40%, 7/17/23 (a)		100	102,312
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		165	164,951
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19 (a)		78	77,854
Series 2016-4, Class D
3.89%, 11/15/22 (a)		125	122,773
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		257	259,243
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		198	198,058
Series 2016-1, Class A1
1.76%, 2/15/21		131	130,869

	Principal Amount (000)		U.S. $ Value
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18	U.S.$	232	232,372
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		128	128,537
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		133	132,733
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		115	115,113
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		485	483,469
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		121	120,577
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		128	127,999
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		125	125,547
Santander Drive Auto Receivables Trust
Series 2016-3, Class A2
1.34%, 11/15/19		111	110,901
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		23	22,533
Series 2016-2A, Class A2
1.57%, 6/17/19 (a)		71	71,023

			4,521,866

Credit Cards - Fixed Rate - 2.2%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		161	161,019
Barclays Dryrock Issuance Trust
Series 2015-2, Class A
1.56%, 3/15/21		183	182,711
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		242	241,769
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		232	233,912
Series 2015-3, Class A
1.74%, 9/15/21		173	173,117
Series 2016-1, Class A
2.04%, 3/15/22		130	130,512

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2016-B, Class A
1.44%, 6/15/22	U.S.$	137	136,618

			1,259,658

Other ABS - Fixed Rate - 2.1%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (a)		36	35,717
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		101	101,056
Series 2015-A, Class A4
1.85%, 4/15/21		134	133,848
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		58	57,804
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)		20	19,735
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)		74	73,759
Series 2017-1A, Class A
2.827%, 3/15/24 (a)		100	100,072
SBA Tower Trust
3.156%, 10/15/20 (a)		147	147,750
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)		97	96,527
Sofi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (a)		106	106,486
Series 2017-1, Class A
3.28%, 1/26/26 (a)		94	94,136
Series 2017-2, Class A
3.28%, 2/25/26 (a)		115	114,987
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)		128	130,115

			1,211,992

Autos - Floating Rate - 1.5%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.412% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(c)		214	214,113
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.408% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(c)		7	7,425

	Principal Amount (000)		U.S. $ Value
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.478% (LIBOR 1 Month + 1.50%), 10/20/20 (a)(c)	U.S.$	197	197,000
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
1.328% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(c)		70	70,010
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
1.358% (LIBOR 1 Month + 0.38%), 7/20/19 (c)		120	120,189
Series 2015-1, Class A
1.478% (LIBOR 1 Month + 0.50%), 1/20/20 (c)		227	227,400

			836,137

Credit Cards - Floating Rate - 0.7%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.262% (LIBOR 1 Month + 0.35%), 8/17/20 (c)		263	263,580
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.392% (LIBOR 1 Month + 0.48%), 2/15/22 (c)		150	150,434

			414,014

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		67	67,753

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.107% (LIBOR 1 Month + 1.13%), 12/25/32 (c)		33	32,398

Total Asset-Backed Securities (cost $8,330,125)			8,343,818

GOVERNMENTS - TREASURIES - 11.4%
United States - 11.4%
U.S. Treasury Bonds
2.875%, 8/15/45-11/15/46		270	261,445
3.00%, 11/15/45		1,953	1,940,549
3.625%, 2/15/44		65	72,424
4.50%, 2/15/36		99	125,552
5.50%, 8/15/28		147	190,611
6.25%, 5/15/30		261	369,370
U.S. Treasury Notes
0.50%, 4/30/17		1,352	1,351,838
1.125%, 9/30/21		385	372,472
1.625%, 5/15/26		266	249,792

	Principal Amount (000)		U.S. $ Value
2.00%, 11/15/26	U.S.$	528	510,056
2.25%, 11/15/24-2/15/27		826	819,527
2.50%, 8/15/23		215	219,350

Total Governments - Treasuries (cost $6,832,922)			6,482,986

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.2%
Non-Agency Fixed Rate CMBS - 7.2%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		78	79,152
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		9	9,149
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		200	201,376
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		260	266,824
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
4.877%, 9/10/45 (a)		128	120,329
Series 2015-GC27, Class A5
3.137%, 2/10/48		144	143,192
Series 2016-C1, Class A4
3.209%, 5/10/49		192	191,047
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.88%, 5/15/46		100	100,107
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		85	82,987
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.715%, 6/15/39		95	94,896
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		117	120,408
Series 2015-C4, Class A4
3.808%, 11/15/48		150	155,282
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		243	245,948
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.949%, 8/10/45		43	42,740
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		136	135,314
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47		47	46,516

		Principal Amount (000)	U.S. $ Value
Series 2012-C6, Class D
5.153%, 5/15/45	U.S.$	110	112,423
Series 2012-C6, Class E
5.153%, 5/15/45 (a)		132	116,786
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		130	135,147
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		41	36,106
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		159	154,584
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49		831	838,262
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		112	112,947
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		6	5,683
Series 2007-C32, Class A3
5.76%, 6/15/49		33	32,844
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class C
4.437%, 12/15/59		85	83,135
Series 2016-NXS6, Class C
4.309%, 11/15/49		100	97,889
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.355%, 3/15/45 (a)(d)		1,698	82,257
Series 2013-C14, Class A5
3.337%, 6/15/46		132	135,622
Series 2014-C20, Class A2
3.036%, 5/15/47		125	127,714

			4,106,666

Non-Agency Floating Rate CMBS - 2.0%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A
2.843% (LIBOR 1 Month + 1.90%), 11/15/21 (a)(c)		115	115,218
Series 2016-IMC, Class C
4.893% (LIBOR 1 Month + 3.95%), 11/15/21 (a)(c)		123	123,099
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.367% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)		100	100,374
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.832% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(c)		201	201,250

		Principal Amount (000)	U.S. $ Value
Series 2015-SGP, Class A
2.612% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(c)	U.S.$	138	138,774
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.993% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(c)		22	22,368
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.132% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		196	194,446
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A
2.262% (LIBOR 1 Month + 1.35%), 6/15/29 (a)(c)		211	211,700

			1,107,229

Total Commercial Mortgage-Backed Securities (cost $5,281,925)			5,213,895

INFLATION-LINKED SECURITIES - 7.9%
United States - 7.9%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)		3,098	3,143,722
0.25%, 1/15/25 (TIPS)		642	636,428
0.375%, 7/15/25 (TIPS)		723	724,877

Total Inflation-Linked Securities (cost $4,496,439)			4,505,027

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.4%
Risk Share Floating Rate - 5.8%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.482% (LIBOR 1 Month + 6.50%), 4/25/26 (c)(e)		150	151,663
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M2
3.382% (LIBOR 1 Month + 2.40%), 8/25/24 (c)		50	50,553
Series 2014-DN4, Class M3
5.532% (LIBOR 1 Month + 4.55%), 10/25/24 (c)		250	269,494
Series 2014-HQ3, Class M2
3.632% (LIBOR 1 Month + 2.65%), 10/25/24 (c)		92	92,595
Series 2015-DNA1, Class M3
4.282% (LIBOR 1 Month + 3.30%), 10/25/27 (c)		250	267,923
Series 2015-DNA3, Class M3
5.682% (LIBOR 1 Month + 4.70%), 4/25/28 (c)		250	275,063
Series 2015-HQA1, Class M2
3.632% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		205	210,060

		Principal Amount (000)	U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
2.182% (LIBOR 1 Month + 1.20%), 7/25/24 (c)	U.S.$	15	14,572
Series 2014-C04, Class 1M2
5.882% (LIBOR 1 Month + 4.90%), 11/25/24 (c)		169	188,667
Series 2014-C04, Class 2M2
5.982% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		61	67,378
Series 2015-C01, Class 1M2
5.282% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		86	91,141
Series 2015-C01, Class 2M2
5.532% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		80	85,604
Series 2015-C02, Class 1M2
4.982% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		106	111,328
Series 2015-C02, Class 2M2
4.982% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		130	136,202
Series 2015-C03, Class 1M1
2.482% (LIBOR 1 Month + 1.50%), 7/25/25 (c)		2	1,669
Series 2015-C03, Class 1M2
5.982% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		130	142,993
Series 2015-C03, Class 2M2
5.982% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		105	114,919
Series 2015-C04, Class 1M2
6.682% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		145	164,042
Series 2015-C04, Class 2M2
6.532% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		138	153,193
Series 2016-C01, Class 1M2
7.732% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		160	188,554
Series 2016-C01, Class 2M2
7.932% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		92	108,446
Series 2016-C02, Class 1M2
6.982% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		130	148,358
Series 2016-C03, Class 2M2
6.882% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		148	168,418
Series 2017-C02, Class 2M2
4.627% (LIBOR 1 Month + 3.65%), 9/25/29 (c)		39	39,286

		Principal Amount (000)	U.S. $ Value
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.232% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(e)	U.S.$	48	50,544
Series 2015-WF1, Class 2M2
6.482% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(e)		20	22,079

			3,314,744

Non-Agency Fixed Rate - 1.2%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		24	22,568
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		50	44,352
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		30	29,177
Series 2006-24CB, Class A16
5.75%, 6/25/36		87	72,822
Series 2006-28CB, Class A14
6.25%, 10/25/36		60	48,971
Series 2006-9T1, Class A1
5.75%, 5/25/36		37	28,346
Series 2006-J1, Class 1A13
5.50%, 2/25/36		51	44,546
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		29	23,652
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.997%, 5/25/35		62	57,782
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		45	37,584
Series 2006-13, Class 1A19
6.25%, 9/25/36		25	20,887
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		78	63,135
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.123%, 7/25/36		161	134,444
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		40	35,757
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		26	26,008

			690,031

		Principal Amount (000)	U.S. $ Value
Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.172% (LIBOR 1 Month + 0.19%), 12/25/36 (c)	U.S.$	167	102,608
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.232% (LIBOR 1 Month + 0.25%), 3/25/35 (c)		65	55,219

			157,827

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.23%, 5/28/35		50	44,913

Total Collateralized Mortgage Obligations (cost $4,084,083)			4,207,515

CORPORATES - NON-INVESTMENT GRADE - 3.4%
Industrial - 2.1%
Capital Goods - 0.0%
SPX FLOW, Inc.
5.875%, 8/15/26 (a)		2	2,008

Communications - Media - 0.3%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	100	135,783
CSC Holdings LLC
6.75%, 11/15/21	U.S.$	30	32,588

			168,371

Communications - Telecommunications - 0.9%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		46	48,932
Series Y
7.50%, 4/01/24		42	44,468
SFR Group SA
5.375%, 5/15/22 (a)	EUR	120	133,617
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	210	223,650
Windstream Services LLC
6.375%, 8/01/23		80	70,900

			521,567

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		63	64,575

		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc. 4.625%, 5/15/24 (a)	U.S.$	39	38,512

Consumer Non-Cyclical - 0.4%
First Quality Finance Co., Inc. 4.625%, 5/15/21 (a)		85	83,300
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		16	16,280
4.875%, 11/01/26 (a)		16	16,220
Voyage Care Bondco PLC 6.50%, 8/01/18 (a)	GBP	100	126,386

			242,186

Energy - 0.1%
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43	U.S.$	68	49,045
SM Energy Co. 6.50%, 1/01/23		9	9,169

			58,214

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125%, 6/15/24 (a)		35	38,631

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 3/15/25 (a)		52	48,360

			1,182,424

Financial Institutions - 1.2%
Banking - 1.0%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (b)		49	53,372
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		29	33,013
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		202	189,375
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)		200	211,794
Standard Chartered PLC
2.549% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(c)		100	83,732

			571,286

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		95	98,087

			669,373

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	U.S.$	74	75,757

Total Corporates - Non-Investment Grade (cost $2,043,190)			1,927,554

AGENCIES - 2.8%
Agency Debentures - 2.8%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $1,477,295)		1,677	1,576,078

EMERGING MARKETS - TREASURIES - 0.9%
Brazil - 0.9%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21-1/01/27 (cost $399,843)	BRL	1,560	499,151

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Chile - 0.4%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)	U.S.$	210	227,047

Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23		120	120,690

Total Quasi-Sovereigns (cost $328,838)			347,737

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.1%
Petrobras Global Finance BV
6.125%, 1/17/22		65	68,218

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		57	51,941

Israel - 0.4%
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		200	210,100

Total Governments - Sovereign Agencies (cost $320,076)			330,259

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California Series 2010 7.625%, 3/01/40 (cost $203,116)		200	292,886

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Mexico - 0.1%
Mexico Government International Bond
Series G
5.95%, 3/19/19	U.S.$	42	45,255

Qatar - 0.3%
Qatar Government International Bond
2.375%, 6/02/21 (a)		200	197,750

Total Governments - Sovereign Bonds (cost $243,293)			243,005

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
REITS - 0.2%
Sovereign Real Estate Investment Trust 12.00% (a) (cost $87,658)		93	116,250

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Odebrecht Finance Ltd. 7.125%, 6/26/42 (a) (cost $58,577)	U.S.$	200	72,000

SHORT-TERM INVESTMENTS - 2.3%
Time Deposit - 2.3%
State Street Time Deposit 0.09%, 4/03/17 (cost $1,303,075)		1,303	1,303,075

Total Investments - 106.5% (cost $59,989,002) (f)			60,506,045
Other assets less liabilities - (6.5)% (g)			(3,688,596)

Net Assets - 100.0%			$56,817,449

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	71	June 2017	$8,345,505	$8,358,586	$13,081
U.S. Ultra Bond (CBT) Futures	15	June 2017	2,389,830	2,409,375	19,545

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	11	June 2017	$1,543,463	$1,546,646	$(3,183)
U.S. T-Note 2 Yr (CBT) Futures	9	June 2017	1,945,911	1,948,078	(2,167)
U.S. T-Note 10 Yr (CBT) Futures	11	June 2017	1,366,296	1,370,188	(3,892)

					$23,384

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	TWD	6,546	USD	214	4/18/17	$(2,234)
Barclays Bank PLC	KRW	240,509	USD	212	5/18/17	(2,848)
Citibank, NA	USD	137	INR	8,965	4/11/17	1,014
Citibank, NA	GBP	667	USD	814	5/18/17	(21,865)
Credit Suisse International	SEK	2,563	USD	285	5/11/17	(1,526)
Deutsche Bank AG	BRL	1,529	USD	483	4/04/17	(5,828)
Deutsche Bank AG	USD	488	BRL	1,529	4/04/17	997
Deutsche Bank AG	BRL	1,529	USD	485	5/03/17	(637)
Goldman Sachs Bank USA	CAD	1,172	USD	897	4/07/17	15,537
HSBC Bank USA	BRL	1,529	USD	477	4/04/17	(11,005)
HSBC Bank USA	USD	483	BRL	1,529	4/04/17	5,828
JPMorgan Chase Bank, NA	USD	199	INR	13,272	4/11/17	6,131
JPMorgan Chase Bank, NA	USD	141	TRY	512	4/11/17	(25)
JPMorgan Chase Bank, NA	USD	559	GBP	455	5/18/17	11,038
JPMorgan Chase Bank, NA	IDR	2,728,608	USD	202	5/19/17	(1,951)
Morgan Stanley & Co., Inc.	JPY	320,183	USD	2,828	4/26/17	(49,768)
Morgan Stanley & Co., Inc.	JPY	26,115	USD	236	5/11/17	695
Royal Bank of Scotland PLC	USD	633	CAD	828	4/07/17	(10,043)
State Street Bank & Trust Co.	AUD	814	USD	613	4/06/17	(8,925)
State Street Bank & Trust Co.	NZD	260	USD	183	4/06/17	734
State Street Bank & Trust Co.	EUR	366	USD	394	4/12/17	3,921
State Street Bank & Trust Co.	USD	121	MXN	2,489	4/26/17	11,374
State Street Bank & Trust Co.	GBP	118	USD	147	5/18/17	(671)
UBS AG	USD	205	IDR	2,751,916	5/19/17	1,273

						$(58,784)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00%	2.60%	$841	$70,248	$68,576

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NOK	28,310	5/12/18	0.954%	6 Month NIBOR	$(6,080)
Morgan Stanley & Co., LLC/(CME Group)	MXN	10,290	12/12/18	4 Week TIIE	6.840%	(2,528)
Morgan Stanley & Co., LLC/(CME Group)		6,860	12/13/18	4 Week TIIE	6.845%	(1,659)
Morgan Stanley & Co., LLC/(CME Group)		6,160	12/17/18	4 Week TIIE	7.035%	(443)
Morgan Stanley & Co., LLC/(CME Group)	GBP	3,520	2/23/19	0.606%	6 Month LIBOR	571
Morgan Stanley & Co., LLC/(CME Group)		$3,250	2/27/19	3 Month LIBOR	1.544%	(2,180)
Morgan Stanley & Co., LLC/(CME Group)	EUR	1,320	3/20/22	0.272%	6 Month EURIBOR	(7,010)
Morgan Stanley & Co., LLC/(CME Group)	JPY	278,240	3/31/22	0.099%	6 Month LIBOR	1,146
Morgan Stanley & Co., LLC/(CME Group)	SEK	4,830	3/31/22	3 Month STIBOR	0.341%	(384)
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,950	3/31/22	3 Month BKBM	2.936%	1,031
Morgan Stanley & Co., LLC/(CME Group)		$530	1/14/24	2.980%	3 Month LIBOR	(27,739)
Morgan Stanley & Co., LLC/(CME Group)		650	4/28/24	2.817%	3 Month LIBOR	(31,390)
Morgan Stanley & Co., LLC/(CME Group)		740	11/10/25	2.256%	3 Month LIBOR	(700)
Morgan Stanley & Co., LLC/(CME Group)		80	6/28/26	1.460%	3 Month LIBOR	5,898
Morgan Stanley & Co., LLC/(CME Group)	NZD	890	7/28/26	3 Month BKBM	2.473%	(46,100)
Morgan Stanley & Co., LLC/(CME Group)		890	7/28/26	2.473%	3 Month BKBM	(2,817)
Morgan Stanley & Co., LLC/(CME Group)	MXN	2,540	12/02/26	7.762%	4 Week TIIE	(3,548)
Morgan Stanley & Co., LLC/(CME Group)		1,690	12/03/26	7.760%	4 Week TIIE	(2,347)
Morgan Stanley & Co., LLC/(CME Group)		1,550	12/07/26	7.830%	4 Week TIIE	(2,555)
Morgan Stanley & Co., LLC/(CME Group)		$200	12/21/26	3 Month LIBOR	2.497%	3,037

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(LCH Group)	NOK	8,480	8/01/18	0.960%	6 Month NIBOR	$(2,148)
Morgan Stanley & Co., LLC/(LCH Group)		2,200	8/04/18	1.008%	6 Month NIBOR	(870)
Morgan Stanley & Co., LLC/(LCH Group)		9,430	8/11/18	1.076%	6 Month NIBOR	(5,269)
Morgan Stanley & Co., LLC/(LCH Group)	NZD	1,640	12/21/21	3 Month BKBM	3.059%	18,491
Morgan Stanley & Co., LLC/(LCH Group)	$	270	11/07/26	1.675%	3 Month LIBOR	15,060
Morgan Stanley & Co., LLC/(LCH Group)		270	11/07/26	3 Month LIBOR	1.675%	949
Morgan Stanley & Co., LLC/(LCH Group)		200	11/08/26	1.657%	3 Month LIBOR	11,491
Morgan Stanley & Co., LLC/(LCH Group)		25	11/08/26	3 Month LIBOR	1.657%	86
Morgan Stanley & Co., LLC/(LCH Group)		200	11/09/26	1.672%	3 Month LIBOR	11,228

						$(76,779)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)%	1.29%	$98	$(8,102)	$(2,666)	$(5,436)
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	1.29	112	(9,259)	(3,159)	(6,100)
Credit Suisse International
CDX-CMBX.NA.BBB Series 7, 1/17/47*	(3.00)	4.68	350	30,876	23,451	7,425
Sale Contracts
Citigroup Global Markets Ltd.
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.81	60	(7,629)	(8,658)	1,029

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00%	5.81%	$32	$(3,994)	$(4,510)	$516
Credit Suisse International
Anadarko Petroleum Corp.,
6.950%, 6/15/19, 9/20/17*	1.00	0.12	270	1,238	(885)	2,123
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	28	(3,494)	(2,057)	(1,437)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	94	(11,733)	(6,463)	(5,270)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	350	(43,686)	(21,527)	(22,159)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	318	(39,715)	(13,826)	(25,889)
Deutsche Bank AG
CDX-CMBX.NA.A
Series 6, 5/11/63*	2.00	3.02	135	(6,716)	(2,807)	(3,909)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	51	(6,374)	(6,830)	456
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	8	(999)	(997)	(2)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	27	(3,370)	(3,281)	(89)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	28	(3,495)	(3,404)	(91)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	8	(999)	(488)	(511)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	85	(10,609)	(7,430)	(3,179)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	132	(16,476)	(9,832)	(6,644)
Goldman Sachs International
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	92	(11,713)	(12,963)	1,250

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00%	5.81%	$41	$(5,117)	$(5,930)	$813
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	4	(499)	(381)	(118)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	8	(999)	(840)	(159)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	16	(1,997)	(1,836)	(161)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	8	(998)	(776)	(222)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	49	(6,116)	(4,500)	(1,616)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	125	(15,602)	(10,576)	(5,026)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	185	(23,091)	(15,031)	(8,060)
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	246	(30,705)	(12,786)	(17,919)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB
Series 6, 5/11/63*	3.00	5.81	35	(4,369)	(2,623)	(1,746)

				$(245,742)	$(143,611)	$(102,131)

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate market value of these securities amounted to $10,931,761 or 19.2% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor rate was in effect at March 31, 2017.
(d)	IO - Interest Only.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.40% of net assets as of March 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.482%, 4/25/26	4/29/16	$150,000	$151,663	0.27%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.232%, 11/25/25	9/28/15	47,973	50,544	0.09%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
6.482%, 11/25/25	9/28/15	20,439	22,079	0.04%

(f)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,325,238 and gross unrealized depreciation of investments was $(808,195), resulting in net unrealized appreciation of $517,043.
(g)	An amount of U.S. $135,957 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$14,345,646	$	– 0	–	$14,345,646
Mortgage Pass - Throughs		– 0	–	10,699,163		– 0	–	10,699,163
Asset-Backed Securities		– 0	–	7,379,835		963,983		8,343,818
Governments - Treasuries		– 0	–	6,482,986		– 0	–	6,482,986
Commercial Mortgage - Backed Securities		– 0	–	4,151,301		1,062,594		5,213,895
Inflation - Linked Securities		– 0	–	4,505,027		– 0	–	4,505,027
Collateralized Mortgage Obligations		– 0	–	4,207,515		– 0	–	4,207,515
Corporates - Non-Investment Grade		– 0	–	1,927,554		– 0	–	1,927,554

Agencies	– 0	–	1,576,078		– 0	–	1,576,078
Emerging Markets - Treasuries	– 0	–	499,151		– 0	–	499,151
Quasi-Sovereigns	– 0	–	347,737		– 0	–	347,737
Governments - Sovereign Agencies	– 0	–	330,259		– 0	–	330,259
Local Governments - Municipal Bonds	– 0	–	292,886		– 0	–	292,886
Governments - Sovereign Bonds	– 0	–	243,005		– 0	–	243,005
Preferred Stocks	– 0	–	116,250		– 0	–	116,250
Emerging Markets - Corporate Bonds	– 0	–	72,000		– 0	–	72,000
Short-Term Investments	– 0	–	1,303,075		– 0	–	1,303,075

Total Investments in Securities	– 0	–	58,479,468		2,026,577		60,506,045
Other Financial Instruments (a):
Assets:
Futures	32,626		– 0	–	– 0	–	32,626
Forward Currency Exchange Contracts	– 0	–	58,542		– 0	–	58,542
Centrally Cleared Credit Default Swaps	– 0	–	68,576		– 0	–	68,576
Centrally Cleared Interest Rate Swaps	– 0	–	68,988		– 0	–	68,988
Credit Default Swaps	– 0	–	13,612		– 0	–	13,612
Liabilities:
Futures	(9,242)		– 0	–	– 0	–	(9,242)
Forward Currency Exchange Contracts	– 0	–	(117,326)		– 0	–	(117,326)
Centrally Cleared Interest Rate Swaps	– 0	–	(145,767)		– 0	–	(145,767)
Credit Default Swaps	– 0	–	(115,743)		– 0	–	(115,743)

Total (b)	$23,384		$58,310,350		$2,026,577		$60,360,311

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Total
Balance as of 12/31/16	$699,392		$1,500,896		$2,200,288
Accrued discounts/(premiums)	13		(276)		(263)
Realized gain (loss)	16		(24,546)		(24,530)
Change in unrealized appreciation/depreciation	2,605		26,297		28,902
Purchases/Payups	314,798		– 0	–	314,798
Sales/Paydowns	(52,841)		(439,777)		(492,618)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/17	$963,983		$1,062,594		$2,026,577

Net change in unrealized appreciation/depreciation from investments held as of 3/31/17	$2,605		$5,061		$7,666

As of March 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.2%
Financials - 28.5%
Banks - 9.8%
Credicorp Ltd.	8,300	$1,355,390
HDFC Bank Ltd.	76,100	1,730,899
Svenska Handelsbanken AB-Class A (a)	112,970	1,548,147
Swedbank AB-Class A (a)	64,770	1,498,677

		6,133,113

Capital Markets - 7.0%
Flow Traders (b)	8,187	257,767
IG Group Holdings PLC	67,218	418,979
London Stock Exchange Group PLC	35,510	1,412,746
Partners Group Holding AG	4,250	2,284,005

		4,373,497

Consumer Finance - 2.3%
Bharat Financial Inclusion Ltd. (c)	113,710	1,414,903

Insurance - 6.3%
AIA Group Ltd.	349,200	2,204,135
Prudential PLC	82,815	1,749,327

		3,953,462

Thrifts & Mortgage Finance - 3.1%
Housing Development Finance Corp. Ltd.	83,377	1,926,070

		17,801,045

Information Technology - 19.1%
Internet Software & Services - 5.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (c)	16,120	1,738,220
Tencent Holdings Ltd.	62,600	1,803,475

		3,541,695

Semiconductors & Semiconductor Equipment - 11.3%
ams AG	34,240	1,849,655
Disco Corp.	6,200	946,705
Infineon Technologies AG	67,130	1,373,972
NXP Semiconductors NV (c)	10,990	1,137,465
Taiwan Semiconductor Manufacturing Co., Ltd.	281,000	1,762,048

		7,069,845

Software - 2.2%
Mobileye NV (c)	22,076	1,355,466

		11,967,006

Industrials - 12.9%
Aerospace & Defense - 0.5%
Safran SA	4,133	308,462

Building Products - 3.0%
Kingspan Group PLC	58,594	1,869,304

Electrical Equipment - 6.0%
Schneider Electric SE (Paris)	24,390	1,791,901

Company	Shares	U.S. $ Value
Vestas Wind Systems A/S	24,400	1,984,701

		3,776,602

Industrial Conglomerates - 3.4%
Siemens AG (REG)	15,630	2,140,875

		8,095,243

Consumer Staples - 11.7%
Food & Staples Retailing - 1.4%
Tsuruha Holdings, Inc.	9,800	908,946

Food Products - 2.6%
Nestle SA (REG)	21,078	1,617,773

Household Products - 5.2%
Pigeon Corp.	44,700	1,434,281
Reckitt Benckiser Group PLC	12,280	1,121,062
Unicharm Corp.	28,600	687,331

		3,242,674

Personal Products - 2.5%
Cosmax, Inc.	5,532	672,247
Godrej Consumer Products Ltd.	34,590	895,126

		1,567,373

		7,336,766

Health Care - 7.6%
Health Care Equipment & Supplies - 2.6%
Essilor International SA	13,192	1,601,654

Health Care Providers & Services - 1.5%
Apollo Hospitals Enterprise Ltd. (c)	52,880	949,014

Pharmaceuticals - 3.5%
Roche Holding AG	5,010	1,281,225
Vectura Group PLC (c)	485,380	928,619

		2,209,844

		4,760,512

Consumer Discretionary - 7.5%
Auto Components - 3.3%
Delphi Automotive PLC	25,700	2,068,593

Household Durables - 1.5%
Panasonic Corp.	82,800	937,065

Multiline Retail - 2.3%
Don Quijote Holdings Co., Ltd.	29,500	1,026,788
Matahari Department Store Tbk PT	439,800	434,905

		1,461,693

Specialty Retail - 0.1%
Ace Hardware Indonesia Tbk PT	687,300	42,537

Textiles, Apparel & Luxury Goods - 0.3%
Samsonite International SA	55,800	202,915

		4,712,803

Company	Shares	U.S. $ Value
Telecommunication Services - 3.0%
Diversified Telecommunication Services - 3.0%
Deutsche Telekom AG (REG)	80,440	1,409,520
Telekomunikasi Indonesia Persero Tbk PT	1,478,500	459,584

		1,869,104

Materials - 2.7%
Chemicals - 2.7%
Chr Hansen Holding A/S	26,060	1,671,679

Utilities - 2.1%
Water Utilities - 2.1%
Beijing Enterprises Water Group Ltd.	1,752,000	1,298,729

Real Estate - 1.1%
Real Estate Management & Development - 1.1%
SM Prime Holdings, Inc.	1,247,400	703,417

Total Common Stocks (cost $45,173,246)		60,216,304

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.7%
Time Deposit - 4.7%
State Street Time Deposit 0.09%, 4/03/17 (cost $2,924,284)	U.S.$ 2,924	2,924,284

Total Investments Before Security Lending Collateral for Securities Loaned - 100.9% (cost $48,097,530)		63,140,588

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%
Investment Companies - 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.54% (d)(e) (cost $2,264,314)	2,264,314	2,264,314

Total Investments - 104.5% (cost $50,361,844) (f)		65,404,902
Other assets less liabilities - (4.5)%		(2,793,948)

Net Assets - 100.0%		$62,610,954

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	EUR	3,151	USD	2,943	5/16/17	$5,467
Barclays Bank PLC	INR	101	USD	6,991	5/16/17	(6,340)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	EUR	609	USD	650	5/16/17	$(1,176)
Citibank, NA	DKK	501	USD	3,454	5/16/17	4,479
Citibank, NA	INR	41,048	USD	611	5/16/17	(19,880)
Citibank, NA	USD	2,555	AUD	3,348	5/16/17	752
Citibank, NA	USD	1,152	BRL	3,677	5/16/17	11,202
Citibank, NA	USD	1,071	CNY	7,434	5/16/17	5,123
Citibank, NA	USD	694	EUR	654	5/16/17	5,279
Credit Suisse International	SEK	1,198	USD	10,733	5/16/17	(2,265)
Deutsche Bank AG	USD	893	CAD	1,190	5/16/17	2,852
Goldman Sachs Bank USA	USD	3,342	CAD	4,399	5/16/17	(32,271)
Goldman Sachs Bank USA	USD	3,981	JPY	443,927	5/16/17	12,593
JPMorgan Chase Bank, NA	INR	1,984	USD	134,391	5/16/17	(82,664)
Royal Bank of Scotland PLC	SEK	665	USD	5,879	5/16/17	7,684
Royal Bank of Scotland PLC	USD	673	AUD	895	5/16/17	10,341
Royal Bank of Scotland PLC	USD	1,433	KRW	1,637,984	5/16/17	32,978
Royal Bank of Scotland PLC	USD	583	RUB	34,878	5/16/17	30,787
Standard Chartered Bank	CNY	278	USD	1,950	5/16/17	(3,734)
Standard Chartered Bank	INR	515	USD	34,990	5/16/17	(22,853)
State Street Bank & Trust Co.	CHF	1,593	USD	1,578	5/16/17	14,430
State Street Bank & Trust Co.	CHF	230	USD	228	5/16/17	(2,365)
State Street Bank & Trust Co.	CNY	1,191	USD	8,241	5/16/17	(2,078)
State Street Bank & Trust Co.	GBP	200	USD	245	5/16/17	(6,196)
State Street Bank & Trust Co.	HKD	843	USD	6,530	5/16/17	1,470
State Street Bank & Trust Co.	SEK	437	USD	3,837	5/16/17	7,730
State Street Bank & Trust Co.	USD	123	CAD	165	5/16/17	1,081
State Street Bank & Trust Co.	USD	494	DKK	3,454	5/16/17	2,800
State Street Bank & Trust Co.	USD	798	EUR	755	5/16/17	8,505
State Street Bank & Trust Co.	USD	818	GBP	656	5/16/17	4,632
State Street Bank & Trust Co.	USD	163	SEK	1,429	5/16/17	(3,428)
UBS AG	EUR	835	USD	775	5/16/17	6,878
UBS AG	JPY	75,351	USD	663	5/16/17	(15,096)
UBS AG	USD	654	GBP	524	5/16/17	3,281

						$(20,002)

(a)	Represents entire or partial securities out on loan.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of this security amounted to $257,767 or 0.4% of net assets.
(c)	Non-income producing security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,851,545 and gross unrealized depreciation of investments was $(808,487), resulting in net unrealized appreciation of $15,043,058.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

March 31, 2017 (unaudited)

11.0%	India
9.4%	Japan
8.9%	United Kingdom
8.2%	Switzerland
7.8%	Germany
7.7%	China
5.9%	France
5.8%	Denmark
5.4%	United States
4.8%	Sweden
3.8%	Hong Kong
3.0%	Ireland
2.9%	Austria
10.8%	Other
4.6%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.8% or less in the following countries: Indonesia, Netherlands, Peru, Philippines, South Korea and Taiwan.

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$1,355,390		$16,445,655		$	– 0	–	$17,801,045
Information Technology	4,231,151		7,735,855			– 0	–	11,967,006
Industrials	1,869,304		6,225,939			– 0	–	8,095,243
Consumer Staples	– 0	–	7,336,766			– 0	–	7,336,766
Health Care	928,619		3,831,893			– 0	–	4,760,512
Consumer Discretionary	2,068,593		2,644,210			– 0	–	4,712,803
Telecommunication Services	– 0	–	1,869,104			– 0	–	1,869,104
Materials	– 0	–	1,671,679			– 0	–	1,671,679
Utilities	– 0	–	1,298,729			– 0	–	1,298,729
Real Estate	– 0	–	703,417			– 0	–	703,417
Short-Term Investments	– 0	–	2,924,284			– 0	–	2,924,284
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,264,314		– 0	–		– 0	–	2,264,314

Total Investments in Securities	12,717,371		52,687,531	(a)		– 0	–	65,404,902
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	180,344			– 0	–	180,344
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(200,346)			– 0	–	(200,346)

Total (c)	$12,717,371		$52,667,529		$	– 0	–	$65,384,900

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$ 2,304	$ 4,105	$ 4,145	$ 2,264	$ – 0 –*

*	Amount less than $500.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Financials - 23.0%
Banks - 18.1%
Australia & New Zealand Banking Group Ltd.	502,580	$12,202,977
Barclays PLC	2,644,710	7,465,434
BNP Paribas SA	166,420	11,074,258
BOC Hong Kong Holdings Ltd.	2,040,500	8,340,176
Danske Bank A/S	225,260	7,680,444
DNB ASA	471,930	7,493,572
Erste Group Bank AG	257,310	8,378,498
ING Groep NV	692,140	10,454,264
Itau Unibanco Holding SA (Preference Shares)	344,470	4,170,259
KB Financial Group, Inc.	101,210	4,435,675
KBC Group NV	55,032	3,648,232
Mitsubishi UFJ Financial Group, Inc.	1,562,300	9,841,188

		95,184,977

Capital Markets - 3.0%
Amundi SA (a)(b)	85,086	5,018,531
Credit Suisse Group AG (REG) (c)	703,670	10,469,641

		15,488,172

Consumer Finance - 0.9%
Hitachi Capital Corp. (b)	203,600	4,935,081

Insurance - 1.0%
Dongbu Insurance Co., Ltd.	91,750	5,252,003

		120,860,233

Industrials - 11.2%
Aerospace & Defense - 3.1%
Airbus SE	145,590	11,102,942
BAE Systems PLC	659,240	5,305,691

		16,408,633

Airlines - 5.1%
International Consolidated Airlines Group SA	1,169,550	7,751,004
Japan Airlines Co., Ltd.	318,600	10,115,528
Qantas Airways Ltd.	2,991,105	8,889,085

		26,755,617

Machinery - 1.5%
IHI Corp. (c)	2,504,000	7,920,628

Road & Rail - 1.5%
Central Japan Railway Co.	48,400	7,905,648

		58,990,526

Telecommunication Services - 11.1%
Diversified Telecommunication Services - 8.8%
BT Group PLC	4,028,320	16,085,561
China Unicom Hong Kong Ltd.	5,240,000	7,037,960
Nippon Telegraph & Telephone Corp.	420,300	17,969,219
TDC A/S	1,012,684	5,215,595

		46,308,335

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 2.3%
Vodafone Group PLC	4,572,884	11,916,863

		58,225,198

Consumer Discretionary - 10.7%
Auto Components - 4.3%
Hankook Tire Co., Ltd.	74,304	3,623,804
Magna International, Inc. (New York)-Class A	180,050	7,770,958
Sumitomo Electric Industries Ltd.	328,100	5,454,127
Valeo SA	84,840	5,643,703

		22,492,592

Automobiles - 3.7%
Honda Motor Co., Ltd.	330,800	9,986,534
Peugeot SA (c)	475,990	9,566,203

		19,552,737

Household Durables - 1.5%
Panasonic Corp.	714,200	8,082,751

Textiles, Apparel & Luxury Goods - 1.2%
HUGO BOSS AG	83,060	6,057,014

		56,185,094

Information Technology - 10.0%
Communications Equipment - 2.0%
Nokia Oyj	1,915,450	10,295,238

Electronic Equipment, Instruments & Components - 1.2%
Largan Precision Co., Ltd.	40,000	6,299,994

Internet Software & Services - 1.2%
Yahoo Japan Corp. (b)	1,357,500	6,293,978

Semiconductors & Semiconductor Equipment - 2.8%
SCREEN Holdings Co., Ltd. (b)	77,200	5,696,631
Sumco Corp.	544,900	9,102,128

		14,798,759

Software - 1.3%
Nintendo Co., Ltd.	30,000	6,961,165

Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co., Ltd.	4,270	7,858,571

		52,507,705

Consumer Staples - 9.0%
Food & Staples Retailing - 2.9%
Koninklijke Ahold Delhaize NV	712,490	15,225,774

Food Products - 1.2%
Orkla ASA	690,110	6,182,065

Household Products - 1.5%
Henkel AG & Co. KGaA (Preference Shares)	61,990	7,945,572

Tobacco - 3.4%
British American Tobacco PLC	267,190	17,726,993

		47,080,404

Company	Shares	U.S. $ Value
Energy - 8.5%
Energy Equipment & Services - 1.0%
Petrofac Ltd. (b)	436,620	5,043,543

Oil, Gas & Consumable Fuels - 7.5%
Canadian Natural Resources Ltd.	163,410	5,350,131
JX Holdings, Inc.	1,957,600	9,638,334
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	370,820	9,763,094
Royal Dutch Shell PLC-Class A	340,534	8,975,888
YPF SA (Sponsored ADR)	243,573	5,913,952

		39,641,399

		44,684,942

Materials - 7.6%
Chemicals - 5.4%
Air Water, Inc.	284,600	5,262,177
Arkema SA	81,631	8,035,821
Incitec Pivot Ltd.	1,792,590	5,146,430
Johnson Matthey PLC	127,470	4,918,053
Nippon Shokubai Co., Ltd.	74,900	5,111,106

		28,473,587

Metals & Mining - 2.2%
BlueScope Steel Ltd.	358,517	3,361,000
Gerdau SA (Preference Shares)	917,500	3,191,585
MMC Norilsk Nickel PJSC (ADR)	302,203	4,742,954

		11,295,539

		39,769,126

Health Care - 6.7%
Pharmaceuticals - 6.7%
Roche Holding AG	51,440	13,154,936
Sanofi	164,700	14,888,088
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	216,020	6,932,082

		34,975,106

Utilities - 1.6%
Electric Utilities - 0.9%
EDP-Energias de Portugal SA	1,506,450	5,093,546

Water Utilities - 0.7%
Pennon Group PLC (b)	323,400	3,572,428

		8,665,974

Total Common Stocks (cost $464,339,442)		521,944,308

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
State Street Time Deposit 0.09%, 4/03/17 (cost $4,903,928)	$4,904	4,903,928

Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $469,243,370)		526,848,236

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
Investment Companies - 2.9%
AB Fixed Income Shares, Inc. -Government Money Market Portfolio-Class AB, 0.54% (d)(e) (cost $15,014,723)	15,014,723	15,014,723

Total Investments - 103.2% (cost $484,258,093) (f)		541,862,959
Other assets less liabilities - (3.2)%		(16,578,698)

Net Assets - 100.0%		$525,284,261

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	361,330	USD	3,150	4/18/17	$(97,225)
Bank of America, NA	USD	9,224	CAD	12,336	4/18/17	54,426
Barclays Bank PLC	AUD	7,026	USD	5,395	4/18/17	28,959
Barclays Bank PLC	KRW	1,785,232	USD	1,543	4/18/17	(54,769)
BNP Paribas SA	AUD	3,409	USD	2,538	4/18/17	(65,897)
BNP Paribas SA	USD	19,660	AUD	27,170	4/18/17	1,092,374
BNP Paribas SA	USD	1,311	CAD	1,725	4/18/17	(13,422)
BNP Paribas SA	USD	11,678	EUR	10,929	4/18/17	(12,071)
BNP Paribas SA	USD	2,769	SEK	24,637	4/18/17	(17,297)
Citibank, NA	BRL	18,468	USD	5,792	4/04/17	(107,073)
Citibank, NA	USD	2,914	BRL	9,234	4/04/17	35,190
Citibank, NA	USD	2,951	BRL	9,234	4/04/17	(1,508)
Citibank, NA	CAD	17,366	USD	13,139	4/18/17	77,462
Citibank, NA	CHF	19,241	USD	19,414	4/18/17	189,294
Citibank, NA	ILS	15,836	USD	4,125	4/18/17	(248,635)
Citibank, NA	INR	298,571	USD	4,337	4/18/17	(266,182)
Citibank, NA	JPY	155,189	USD	1,370	4/18/17	(24,867)
Citibank, NA	NOK	33,116	USD	3,988	4/18/17	130,192
Citibank, NA	TWD	92,129	USD	2,875	4/18/17	(161,356)
Citibank, NA	RUB	286,056	USD	4,826	4/28/17	(228,243)
Citibank, NA	USD	4,800	RUB	286,056	4/28/17	254,160
Citibank, NA	BRL	9,234	USD	2,934	5/03/17	3,639
Citibank, NA	USD	23,122	EUR	21,383	7/18/17	(194,308)
Credit Suisse International	CHF	7,639	USD	7,608	4/18/17	(24,928)
Credit Suisse International	EUR	26,974	USD	28,545	4/18/17	(248,496)
Credit Suisse International	NOK	35,768	USD	4,118	4/18/17	(48,400)
Credit Suisse International	USD	16,313	CHF	16,503	4/18/17	176,220
Credit Suisse International	USD	6,455	SEK	58,273	4/18/17	52,632
Goldman Sachs Bank USA	USD	7,779	INR	521,488	4/18/17	260,696
Goldman Sachs Bank USA	USD	7,017	JPY	778,263	4/18/17	(23,355)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	3,304	TWD	99,704	4/18/17	$(17,709)
Goldman Sachs Bank USA	CNY	16,314	USD	2,346	7/18/17	(2,703)
JPMorgan Chase Bank, NA	AUD	16,735	USD	12,790	4/18/17	7,441
JPMorgan Chase Bank, NA	GBP	3,627	USD	4,476	4/18/17	(69,593)
JPMorgan Chase Bank, NA	NOK	24,248	USD	2,865	4/18/17	40,806
JPMorgan Chase Bank, NA	SEK	18,372	USD	2,042	4/18/17	(10,047)
JPMorgan Chase Bank, NA	USD	4,111	SGD	5,812	4/18/17	44,198
JPMorgan Chase Bank, NA	AUD	2,109	USD	1,609	7/18/17	916
JPMorgan Chase Bank, NA	USD	2,510	INR	164,642	7/18/17	4,930
Morgan Stanley & Co., Inc.	GBP	3,171	USD	3,939	4/18/17	(35,317)
Morgan Stanley & Co., Inc.	USD	5,565	JPY	626,422	4/18/17	64,580
Morgan Stanley & Co., Inc.	USD	1,309	HKD	10,151	7/18/17	(121)
Nomura Global Financial Products, Inc.	INR	34,258	USD	501	4/18/17	(27,579)
Nomura Global Financial Products, Inc.	USD	4,947	INR	332,829	4/18/17	184,094
Northern Trust Co.	JPY	1,619,209	USD	13,965	4/18/17	(586,391)
Royal Bank of Canada	KRW	20,251,893	USD	16,924	4/18/17	(1,200,720)
Royal Bank of Scotland PLC	GBP	3,233	USD	3,995	4/18/17	(56,559)
Royal Bank of Scotland PLC	SGD	5,812	USD	4,167	4/18/17	11,430
Royal Bank of Scotland PLC	USD	20,289	CHF	20,445	4/18/17	139,017
Royal Bank of Scotland PLC	USD	5,100	GBP	4,095	4/18/17	31,971
Royal Bank of Scotland PLC	USD	7,511	GBP	5,936	4/18/17	(71,302)
Royal Bank of Scotland PLC	AUD	6,033	USD	4,599	7/18/17	(1,319)
Societe Generale	USD	8,281	EUR	7,890	4/18/17	141,037
Standard Chartered Bank	CNY	32,013	USD	4,558	4/18/17	(88,294)
Standard Chartered Bank	KRW	709,006	USD	609	4/18/17	(25,857)
Standard Chartered Bank	TWD	54,777	USD	1,724	4/18/17	(82,004)
Standard Chartered Bank	USD	17,997	EUR	16,998	4/18/17	147,961
State Street Bank & Trust Co.	EUR	3,137	USD	3,365	4/18/17	16,869
State Street Bank & Trust Co.	HKD	59,349	USD	7,655	7/18/17	3,171
UBS AG	USD	4,104	EUR	3,823	7/18/17	(4,704)

						$(924,586)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of this security amounted to $5,018,531 or 1.0% of net assets.
(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,520,429 and gross unrealized depreciation of investments was $(16,915,563), resulting in net unrealized appreciation of $57,604,866.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN*

March 31, 2017 (unaudited)

24.7%	Japan
15.1%	United Kingdom
12.4%	France
8.4%	Netherlands
5.6%	Australia
4.5%	Switzerland
4.0%	South Korea
2.7%	Germany
2.6%	Norway
2.5%	Canada
2.5%	Denmark
2.0%	Finland
1.6%	Austria
10.5%	Other
0.9%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Argentina, Belgium, Brazil, China, Hong Kong, Israel, Portugal, Russia and Taiwan.

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$4,170,259		$116,689,974		$	– 0	–	$120,860,233
Industrials	– 0	–	58,990,526			– 0	–	58,990,526
Telecommunication Services	– 0	–	58,225,198			– 0	–	58,225,198
Consumer Discretionary	7,770,958		48,414,136			– 0	–	56,185,094
Information Technology	– 0	–	52,507,705			– 0	–	52,507,705
Consumer Staples	– 0	–	47,080,404			– 0	–	47,080,404
Energy	11,264,083		33,420,859			– 0	–	44,684,942
Materials	4,810,918		34,958,208			– 0	–	39,769,126
Health Care	6,932,082		28,043,024			– 0	–	34,975,106
Utilities	– 0	–	8,665,974			– 0	–	8,665,974
Short-Term Investments	– 0	–	4,903,928			– 0	–	4,903,928
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,014,723		– 0	–		– 0	–	15,014,723

Total Investments in Securities	49,963,023		491,899,936	(a)		– 0	–	541,862,959
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	3,193,665			– 0	–	3,193,665
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,118,251)			– 0	–	(4,118,251)

Total (c)(d)	$49,963,023		$490,975,350		$	– 0	–	$540,938,373

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers from Level 1 to Level 2 during the reporting period.
(d)	An amount of $7,117,167 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$ 8,420	$ 52,345	$ 45,750	$ 15,015	$ 8

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.1%
Technology - 33.1%
Computer Services, Software & Systems - 19.3%
Adobe Systems, Inc. (a)	95,520	$12,430,018
Alphabet, Inc.-Class A (a)	4,210	3,569,238
Alphabet, Inc.-Class C (a)	30,379	25,201,203
Cognizant Technology Solutions Corp.-Class A (a)	54,650	3,252,768
Facebook, Inc.-Class A (a)	195,449	27,763,531
Palo Alto Networks, Inc. (a)	20,849	2,349,265
salesforce.com, Inc. (a)	23,756	1,959,632
ServiceNow, Inc. (a)	34,611	3,027,424

		79,553,079

Computer Technology - 4.7%
Apple, Inc.	135,202	19,423,119

Electronic Components - 0.6%
Amphenol Corp.-Class A	33,566	2,388,892

Electronic Entertainment - 2.2%
Electronic Arts, Inc. (a)	103,340	9,250,997

Semiconductors & Component - 5.4%
NVIDIA Corp.	44,832	4,883,550
Texas Instruments, Inc.	70,230	5,657,729
Xilinx, Inc.	200,207	11,589,983

		22,131,262

Telecommunications Equipment - 0.9%
Arista Networks, Inc. (a)	27,679	3,661,102

		136,408,451

Consumer Discretionary - 20.4%
Auto Parts - 0.4%
WABCO Holdings, Inc. (a)	13,422	1,576,011

Cable Television Services - 1.9%
Comcast Corp.-Class A	208,060	7,820,975

Diversified Retail - 4.2%
Costco Wholesale Corp.	46,690	7,829,446
Dollar Tree, Inc. (a)	120,121	9,424,694

		17,254,140

Entertainment - 1.6%
Walt Disney Co. (The)	58,600	6,644,654

Leisure Time - 1.5%
Priceline Group, Inc. (The) (a)	3,470	6,176,496

Restaurants – 2.4%
Starbucks Corp.	170,790	9,972,428

Specialty Retail – 6.2%
Home Depot, Inc. (The)	106,151	15,586,151
O’Reilly Automotive, Inc. (a)	24,070	6,495,049

Company	Shares	U.S. $ Value
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,630	3,317,225

		25,398,425

Textiles, Apparel & Shoes - 2.2%
NIKE, Inc.-Class B	164,730	9,180,403

		84,023,532

Health Care - 19.7%
Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (a)	41,317	5,009,273
Biogen, Inc. (a)	56,505	15,449,597

		20,458,870

Health Care Facilities - 0.5%
VCA, Inc. (a)	20,820	1,905,030

Health Care Management Services - 3.5%
UnitedHealth Group, Inc.	89,391	14,661,018

Health Care Services - 1.2%
Cerner Corp. (a)	82,390	4,848,652

Medical & Dental Instruments & Supplies - 4.2%
Align Technology, Inc. (a)	28,200	3,234,822
Edwards Lifesciences Corp. (a)	148,772	13,994,982

		17,229,804

Medical Equipment - 4.8%
Danaher Corp.	103,462	8,849,105
Intuitive Surgical, Inc. (a)	14,368	11,012,641

		19,861,746

Pharmaceuticals - 0.5%
Gilead Sciences, Inc.	33,620	2,283,470

		81,248,590

Financial Services - 8.1%
Financial Data & Systems - 7.7%
Fiserv, Inc. (a)	57,670	6,649,928
Vantiv, Inc.-Class A (a)	60,850	3,901,702
Visa, Inc.-Class A	238,480	21,193,717

		31,745,347

Securities Brokerage & Services - 0.4%
MarketAxess Holdings, Inc.	8,165	1,530,856

		33,276,203

Producer Durables - 7.3%
Back Office Support, HR & Consulting - 0.7%
Automatic Data Processing, Inc.	27,140	2,778,865

Machinery: Tools - 0.7%
Snap-on, Inc.	18,120	3,056,300

Company	Shares	U.S. $ Value
Railroads - 1.6%
Union Pacific Corp.	63,270	6,701,558

Scientific Instruments: Control & Filter - 2.6%
Allegion PLC	21,367	1,617,482
IDEX Corp.	16,300	1,524,213
Roper Technologies, Inc.	37,384	7,719,422

		10,861,117

Scientific Instruments: Electrical - 1.0%
AO Smith Corp.	76,987	3,938,655

Scientific Instruments: Gauges & Meters - 0.7%
Mettler-Toledo International, Inc. (a)	5,825	2,789,651

		30,126,146

Consumer Staples - 3.0%
Beverage: Brewers & Distillers - 0.8%
Constellation Brands, Inc.-Class A	20,520	3,325,677

Beverage: Soft Drinks - 2.2%
Monster Beverage Corp. (a)	194,678	8,988,283

		12,313,960

Materials & Processing - 1.5%
Chemicals: Diversified - 0.9%
Ecolab, Inc.	29,110	3,648,647

Diversified Materials & Processing - 0.6%
Hexcel Corp.	43,092	2,350,669

		5,999,316

Total Common Stocks (cost $271,671,911)		383,396,198

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 15.0%
Time Deposit - 15.0%
State Street Time Deposit 0.09%, 4/03/17 (cost $61,811,508)	$61,812	61,811,508

Total Investments - 108.1% (cost $333,483,419) (b)		445,207,706
Other assets less liabilities - (8.1)%		(33,426,600)

Net Assets - 100.0%		$411,781,106

(a)	Non-income producing security.
(b)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $113,215,463 and gross unrealized depreciation of investments was $(1,491,176), resulting in net unrealized appreciation of $111,724,287.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$383,396,198		$	– 0	–	$	– 0	–	$383,396,198
Short-Term Investments	– 0	–		61,811,508			– 0	–	61,811,508

Total Investments in Securities	383,396,198			61,811,508			– 0	–	445,207,706
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$383,396,198			$61,811,508		$	– 0	–	$445,207,706

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$ 1,452	$ 174	$ 1,626	$ – 0 –	$ – 0 –*

*	Amount less than $500.

AB Variable Products Series Fund, Inc.

AB Multi-Manager Alternative Strategies Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 100.5%
Funds and Investment Trusts - 100.5% (a)
AB Long/Short Multi-Manager Portfolio - Class Z	14,897		$154,485
AB Multi-Manager Alternative Strategies Fund - Class Z	50,888		517,527
AQR Long-Short Equity Fund - Class R6	4,210		57,050
DoubleLine Total Return Bond Fund - Class I	9,687		102,974
Gotham Absolute Return Fund - Institutional Class (b)	8,032		109,228
Kellner Merger Fund - Institutional Class	9,679		101,049

Total Investment Companies (cost $1,019,288)			1,042,313

SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.54% (a)(c) (cost $0^)	0	^	0	^

Total Investments - 100.5% (cost $1,019,288) (d)			1,042,313
Other assets less liabilities - (0.5)%			(4,718)

Net Assets - 100.0%			$1,037,595

^	Less than $0.50.
(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,769 and gross unrealized depreciation of investments was $(1,744), resulting in net unrealized appreciation of $23,025.

AB Variable Products Series Fund, Inc.

AB Multi-Manager Alternative Strategies Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1			Level 2			Level 3			Total
Assets:
Investment Companies		$1,042,313		$	– 0	–	$	– 0	–		$1,042,313
Short-Term Investments	$	– 0	–(a)	$	– 0	–	$	– 0	–	$	– 0	–

Total(b)		$1,042,313		$	– 0	–	$	– 0	–		$1,042,313

(a)	Less than $0.50.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$0	$1	$1	$0	$0

A summary of the Portfolio’s transactions of investments in affiliated issuers for the three months ended March 31, 2017 is as follows:

							Distributions
Affiliated Issuer	Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 3/31/17 (000)	Income (000)	Realized Gains (000)
AB Long/Short Multi-Manager Portfolio - Class Z	$150	$0	$0	$0	$4	$154	$0	$0
AB Multi-Manager Alternative Strategies Fund - Class Z	$504	$0	$0	$0	$14	$518	$0	$0

AB Variable Products Series Fund, Inc.

AB Real Estate Investment Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Real Estate - 97.5%
Diversified REITs - 8.5%
Armada Hoffler Properties, Inc.	59,930	$832,428
Empire State Realty Trust, Inc.-Class A	43,580	899,491
Gramercy Property Trust	37,504	986,355
Liberty Property Trust	21,700	836,535
Washington Real Estate Investment Trust	27,870	871,774

		4,426,583

Health Care REITs - 11.8%
Healthcare Realty Trust, Inc.	32,180	1,045,850
Medical Properties Trust, Inc.	58,990	760,381
Sabra Health Care REIT, Inc.	22,630	632,056
Ventas, Inc.	26,900	1,749,576
Welltower, Inc.	28,470	2,016,245

		6,204,108

Hotel & Resort REITs - 4.4%
DiamondRock Hospitality Co.	59,320	661,418
Park Hotels & Resorts, Inc.	29,200	749,564
Summit Hotel Properties, Inc.	54,338	868,321

		2,279,303

Industrial REITs - 4.5%
Monmouth Real Estate Investment Corp.-Class A	41,740	595,630
Rexford Industrial Realty, Inc.	38,570	868,596
STAG Industrial, Inc.	35,320	883,707

		2,347,933

Office REITs - 15.2%
Alexandria Real Estate Equities, Inc.	12,170	1,345,028
Boston Properties, Inc.	16,259	2,152,854
Brandywine Realty Trust	41,450	672,734
Columbia Property Trust, Inc.	40,720	906,020
Corporate Office Properties Trust	21,800	721,580
Hudson Pacific Properties, Inc.	30,320	1,050,285
Parkway, Inc.	24,930	495,858
Vornado Realty Trust	5,990	600,857

		7,945,216

Residential REITs - 13.8%
AvalonBay Communities, Inc.	10,550	1,936,980
Education Realty Trust, Inc.	22,680	926,478
Essex Property Trust, Inc.	2,400	555,672
Independence Realty Trust, Inc.	85,230	798,605
Mid-America Apartment Communities, Inc.	15,900	1,617,666
Sun Communities, Inc.	17,115	1,374,848

		7,210,249

Retail REITs - 16.3%
Brixmor Property Group, Inc.	53,570	1,149,612
GGP, Inc.	62,180	1,441,332
Ramco-Gershenson Properties Trust	36,971	518,333
Realty Income Corp.	26,830	1,597,190
Retail Opportunity Investments Corp.	30,430	639,943
Simon Property Group, Inc.	13,720	2,360,252

Company	Shares	U.S. $ Value
Urban Edge Properties	32,290	849,227

		8,555,889

Specialized REITs - 23.0%
American Tower Corp.	34,370	4,177,330
Crown Castle International Corp.	8,640	816,048
Digital Realty Trust, Inc.	13,750	1,462,862
EPR Properties	14,170	1,043,337
Equinix, Inc.	6,043	2,419,436
National Storage Affiliates Trust	45,232	1,081,045
Public Storage	4,810	1,052,957

		12,053,015

		51,022,296

Media - 0.8%
Movies & Entertainment - 0.8%
Regal Entertainment Group-Class A (cost $399,590)	18,840	425,407

Total Common Stocks (cost $45,162,557)		51,447,703

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.7%
Time Deposit - 4.7%
State Street Time Deposit 0.07%, 4/03/17 (cost $2,466,016)	$2,466	2,466,016

Total Investments - 103.0% (cost $47,628,573) (a)		53,913,719
Other assets less liabilities - (3.0)%		(1,562,260)

Net Assets - 100.0%		$52,351,459

(a)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,879,400 and gross unrealized depreciation of investments was $(594,254), resulting in net unrealized appreciation of $6,285,146.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Real Estate Investment Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$51,447,703		$	– 0	–	$	– 0	–	$51,447,703
Short-Term Investments	– 0	–		2,466,016			– 0	–	2,466,016

Total Investments in Securities	51,447,703			2,466,016			– 0	–	53,913,719
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$51,447,703			$2,466,016		$	– 0	–	$53,913,719

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$ – 0 –	$ 1,195	$ 1,195	$ – 0 –	$ – 0 –*

*	Amount less than $500.

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Information Technology - 30.1%
Communications Equipment - 1.8%
Arista Networks, Inc. (a)	2,788	$368,769
Lumentum Holdings, Inc. (a)	6,300	336,105

		704,874

Electronic Equipment, Instruments & Components - 1.5%
Coherent, Inc. (a)	2,940	604,581

Internet Software & Services - 10.3%
2U, Inc. (a)(b)	15,520	615,523
Cimpress NV (a)(b)	5,626	484,905
CoStar Group, Inc. (a)	1,680	348,130
GrubHub, Inc. (a)(b)	12,330	405,534
LogMeIn, Inc.	7,100	692,250
Pandora Media, Inc. (a)	24,516	289,534
Q2 Holdings, Inc. (a)	13,329	464,516
Trade Desk, Inc. (The)-Class A (a)	10,022	373,319
Wix.com Ltd. (a)	5,397	366,456

		4,040,167

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Energy Industries, Inc. (a)	6,740	462,094
Microsemi Corp. (a)	10,620	547,249
Monolithic Power Systems, Inc.	4,581	421,910
Silicon Laboratories, Inc. (a)	8,304	610,759

		2,042,012

Software - 11.3%
Aspen Technology, Inc. (a)	9,343	550,489
Blackbaud, Inc.	5,148	394,697
Ellie Mae, Inc. (a)	4,960	497,339
Guidewire Software, Inc. (a)	4,563	257,034
HubSpot, Inc. (a)	6,800	411,740
Paylocity Holding Corp. (a)	8,363	323,063
Proofpoint, Inc. (a)(b)	7,550	561,418
RingCentral, Inc.-Class A (a)	17,130	484,779
Take-Two Interactive Software, Inc. (a)	11,662	691,207
Ultimate Software Group, Inc. (The) (a)	1,275	248,893

		4,420,659

		11,812,293

Health Care - 20.0%
Biotechnology - 7.5%
Adamas Pharmaceuticals, Inc. (a)(b)	9,965	174,388
Aimmune Therapeutics, Inc. (a)(b)	8,793	191,072
Alder Biopharmaceuticals, Inc. (a)	7,543	156,894
Audentes Therapeutics, Inc. (a)	7,079	120,626
Blueprint Medicines Corp. (a)	5,262	210,427
Clovis Oncology, Inc. (a)	4,070	259,137

Company	Shares	U.S. $ Value
DBV Technologies SA (Sponsored ADR) (a)	5,315	187,194
Loxo Oncology, Inc. (a)	3,479	146,396
Neurocrine Biosciences, Inc. (a)	3,670	158,911
Otonomy, Inc. (a)	8,636	105,791
Prothena Corp. PLC (a)(b)	4,680	261,097
Radius Health, Inc. (a)(b)	4,490	173,539
Sage Therapeutics, Inc. (a)	3,816	271,203
TESARO, Inc. (a)	2,118	325,897
Ultragenyx Pharmaceutical, Inc. (a)	3,023	204,899

		2,947,471

Health Care Equipment & Supplies - 7.8%
Align Technology, Inc. (a)	4,251	487,632
DexCom, Inc. (a)	5,295	448,645
Glaukos Corp. (a)	11,035	566,096
iRhythm Technologies, Inc. (a)(b)	1,723	64,785
Nevro Corp. (a)	6,219	582,720
Penumbra, Inc. (a)	6,785	566,208
Zeltiq Aesthetics, Inc. (a)	5,970	331,992

		3,048,078

Health Care Providers & Services - 0.1%
Teladoc, Inc. (a)(b)	1,579	39,475

Health Care Technology - 1.0%
Vocera Communications, Inc. (a)	16,790	416,896

Life Sciences Tools & Services - 1.0%
ICON PLC (a)	4,822	384,410

Pharmaceuticals - 2.6%
Aerie Pharmaceuticals, Inc. (a)	5,580	253,053
Akorn, Inc. (a)	11,817	284,553
GW Pharmaceuticals PLC (ADR) (a)	1,468	177,540
Medicines Co. (The) (a)	6,500	317,850

		1,032,996

		7,869,326

Industrials - 16.8%
Aerospace & Defense - 2.0%
Hexcel Corp.	8,664	472,621
Mercury Systems, Inc. (a)	8,420	328,801

		801,422

Commercial Services & Supplies - 1.3%
Advanced Disposal Services, Inc. (a)	7,793	176,122
Tetra Tech, Inc.	7,970	325,574

		501,696

Construction & Engineering - 1.2%
Dycom Industries, Inc. (a)	4,903	455,734

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	4,455	474,057
Machinery - 8.2%
Astec Industries, Inc.	6,350	390,493
IDEX Corp.	4,952	463,062
John Bean Technologies Corp.	4,680	411,606
Kennametal, Inc.	4,070	159,666
Lincoln Electric Holdings, Inc.	5,309	461,140
Middleby Corp. (The) (a)	3,206	437,459
Nordson Corp.	3,910	480,304
RBC Bearings, Inc. (a)	4,393	426,516

		3,230,246

Road & Rail - 1.0%
Genesee & Wyoming, Inc.-Class A (a)	6,014	408,110

Trading Companies & Distributors - 1.9%
H&E Equipment Services, Inc.	17,099	419,268
SiteOne Landscape Supply, Inc. (a)	6,310	305,467

		724,735

		6,596,000

Consumer Discretionary - 16.1%
Distributors - 1.2%
Pool Corp.	4,017	479,349

Diversified Consumer Services - 2.6%
Bright Horizons Family Solutions, Inc. (a)	8,585	622,327
Grand Canyon Education, Inc. (a)	5,230	374,520

		996,847

Hotels, Restaurants & Leisure - 5.4%
Buffalo Wild Wings, Inc. (a)	3,062	467,720
Dave & Buster’s Entertainment, Inc. (a)	8,567	523,358
Planet Fitness, Inc.	27,488	529,694
Vail Resorts, Inc.	3,080	591,052

		2,111,824

Media - 1.8%
IMAX Corp. (a)	16,260	552,840
National CineMedia, Inc.	13,230	167,095

		719,935

Multiline Retail - 1.3%
Ollie’s Bargain Outlet Holdings, Inc. (a)	15,082	505,247

Specialty Retail - 3.8%
Five Below, Inc. (a)	13,692	593,001
Lithia Motors, Inc.-Class A	6,130	525,034
Tile Shop Holdings, Inc. (b)	19,250	370,562

		1,488,597

		6,301,799

Company	Shares	U.S. $ Value
Financials - 7.0%
Banks - 4.4%
PrivateBancorp, Inc.	343	20,364
Signature Bank/New York NY (a)	2,414	358,214
Sterling Bancorp/DE	14,696	348,295
SVB Financial Group (a)	2,692	500,954
Western Alliance Bancorp (a)	10,382	509,653

		1,737,480

Capital Markets - 2.6%
Hamilton Lane, Inc.-Class A (a)	9,500	177,365
Houlihan Lokey, Inc.	13,230	455,773
Stifel Financial Corp. (a)	7,567	379,788

		1,012,926

		2,750,406

Consumer Staples - 3.5%
Food & Staples Retailing - 0.7%
Chefs’ Warehouse, Inc. (The) (a)	20,399	283,546

Food Products - 1.7%
AdvancePierre Foods Holdings, Inc.	9,791	305,186
Freshpet, Inc. (a)(b)	32,964	362,604

		667,790

Personal Products - 1.1%
elf Beauty, Inc. (a)(b)	14,705	423,504

		1,374,840

Energy - 2.5%
Energy Equipment & Services - 1.7%
Forum Energy Technologies, Inc. (a)(b)	15,888	328,882
Oil States International, Inc. (a)	9,501	314,958

		643,840

Oil, Gas & Consumable Fuels - 0.8%
Matador Resources Co. (a)	13,565	322,711

		966,551

Materials - 2.4%
Chemicals - 1.3%
PolyOne Corp.	15,102	514,827

Construction Materials - 1.1%
Summit Materials, Inc.-Class A (a)	18,014	445,126

		959,953

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Vonage Holdings Corp. (a)	51,090	322,889

Total Common Stocks (cost $30,030,304)		38,954,057

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.0%
Time Deposit - 3.0%
State Street Time Deposit 0.09%, 4/03/17 (cost $1,157,454)	$1,157	1,157,454

Total Investments Before Security Lending Collateral for Securities Loaned - 102.2% (cost $31,187,758)		40,111,511

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.6%
Investment Companies - 7.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.54% (c)(d) (cost $3,001,522)	3,001,522	3,001,522

Total Investments - 109.8% (cost $34,189,280) (e)		43,113,033
Other assets less liabilities - (9.8)%		(3,848,970)

Net Assets - 100.0%		$39,264,063

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,421,359 and gross unrealized depreciation of investments was $(497,606), resulting in net unrealized appreciation of $8,923,753.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment
•	speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$38,954,057		$	– 0	–	$	– 0	–	$38,954,057
Short-Term Investments	– 0	–		1,157,454			– 0	–	1,157,454
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,001,522			– 0	–		– 0	–	3,001,522

Total Investments in Securities	41,955,579			1,157,454			– 0	–	43,113,033
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$41,955,579			$1,157,454		$	– 0	–	$43,113,033

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$ 2,326	$ 7,695	$ 7,019	$ 3,002	$ 3

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 19.7%
Banks - 10.8%
Associated Banc-Corp.	312,480	$7,624,512
Comerica, Inc.	161,670	11,087,329
Fulton Financial Corp.	407,060	7,266,021
Huntington Bancshares, Inc./OH	900,270	12,054,615
Synovus Financial Corp.	197,670	8,108,423
Texas Capital Bancshares, Inc. (a)	88,770	7,407,857
Webster Financial Corp.	178,322	8,923,233
Zions Bancorporation	280,940	11,799,480

		74,271,470

Consumer Finance - 0.6%
OneMain Holdings, Inc. (a)	164,620	4,090,807

Insurance - 6.8%
American Financial Group, Inc./OH	115,890	11,058,224
First American Financial Corp.	183,070	7,190,990
Hanover Insurance Group, Inc. (The)	47,040	4,236,422
Reinsurance Group of America, Inc.-Class A	81,600	10,361,568
Selective Insurance Group, Inc.	138,530	6,531,689
Validus Holdings Ltd.	135,712	7,652,800

		47,031,693

Thrifts & Mortgage Finance - 1.5%
Essent Group Ltd. (a)	273,768	9,902,188

		135,296,158

Information Technology - 18.2%
Communications Equipment - 1.3%
Infinera Corp. (a)	421,500	4,311,945
NETGEAR, Inc. (a)	91,892	4,553,249

		8,865,194

Electronic Equipment, Instruments & Components - 5.8%
Anixter International, Inc. (a)	118,980	9,435,114
Avnet, Inc.	203,120	9,294,771
CDW Corp./DE	137,780	7,951,284
VeriFone Systems, Inc. (a)	370,220	6,934,221
Vishay Intertechnology, Inc.	372,040	6,120,058

		39,735,448

IT Services - 4.2%
Amdocs Ltd.	163,750	9,987,113
Booz Allen Hamilton Holding Corp.	287,070	10,159,407
Genpact Ltd.	346,250	8,573,150

		28,719,670

Semiconductors & Semiconductor Equipment - 4.2%
Cypress Semiconductor Corp.	721,230	9,924,125
Integrated Device Technology, Inc. (a)	253,070	5,990,167
Mellanox Technologies Ltd. (a)	91,030	4,637,978

Company	Shares	U.S. $ Value
Qorvo, Inc. (a)	125,570	8,609,079

		29,161,349

Software - 1.5%
Verint Systems, Inc. (a)	231,420	10,037,842

Technology Hardware, Storage & Peripherals - 1.2%
NCR Corp. (a)	182,130	8,319,698

		124,839,201

Industrials - 17.0%
Aerospace & Defense - 1.1%
Esterline Technologies Corp. (a)	84,020	7,229,921

Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	121,030	6,711,113

Airlines - 1.2%
SkyWest, Inc.	249,700	8,552,225

Commercial Services & Supplies - 0.8%
ABM Industries, Inc.	118,970	5,187,092

Construction & Engineering - 3.8%
AECOM (a)	247,495	8,808,347
Quanta Services, Inc. (a)	202,950	7,531,475
Tutor Perini Corp. (a)	316,220	10,055,796

		26,395,618

Electrical Equipment - 2.6%
EnerSys	104,130	8,220,022
Regal Beloit Corp.	127,560	9,649,914

		17,869,936

Machinery - 4.6%
ITT, Inc.	127,980	5,249,740
Oshkosh Corp.	142,400	9,767,216
SPX FLOW, Inc. (a)	239,110	8,299,508
Terex Corp.	270,580	8,496,212

		31,812,676

Road & Rail - 1.9%
Ryder System, Inc.	83,080	6,267,555
Werner Enterprises, Inc.	258,030	6,760,386

		13,027,941

		116,786,522

Consumer Discretionary - 17.0%
Auto Components - 3.4%
Dana, Inc.	436,850	8,435,574
Lear Corp.	46,550	6,590,549
Tenneco, Inc.	137,970	8,612,087

		23,638,210

Company	Shares	U.S. $ Value
Diversified Consumer Services - 1.3%
Sotheby’s (a)	195,840	8,906,803

Hotels, Restaurants & Leisure - 2.6%
Bloomin’ Brands, Inc.	489,869	9,665,115
Brinker International, Inc.	192,062	8,443,046

		18,108,161

Household Durables - 2.2%
CalAtlantic Group, Inc.	241,690	9,051,290
PulteGroup, Inc.	261,610	6,160,916

		15,212,206

Media - 2.3%
Regal Entertainment Group-Class A	448,370	10,124,195
Scholastic Corp.	132,150	5,625,625

		15,749,820

Multiline Retail - 0.6%
Big Lots, Inc.	81,138	3,949,798

Specialty Retail - 3.9%
Burlington Stores, Inc. (a)	61,317	5,965,531
Caleres, Inc.	206,880	5,465,770
Children’s Place, Inc. (The)	51,402	6,170,810
Michaels Cos., Inc. (The) (a)	402,200	9,005,258

		26,607,369

Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	630,250	4,455,867

		116,628,234

Energy - 8.7%
Energy Equipment & Services - 3.2%
Helmerich & Payne, Inc.	99,550	6,627,044
Oil States International, Inc. (a)	200,560	6,648,564
RPC, Inc. (b)	467,410	8,558,277

		21,833,885

Oil, Gas & Consumable Fuels - 5.5%
HollyFrontier Corp.	171,810	4,869,095
Oasis Petroleum, Inc. (a)	531,530	7,579,618
QEP Resources, Inc. (a)	647,320	8,227,437
SM Energy Co.	317,840	7,634,517
SRC Energy, Inc. (a)	1,168,850	9,865,094

		38,175,761

		60,009,646

Health Care - 5.6%
Health Care Providers & Services - 3.5%
LifePoint Health, Inc. (a)	154,475	10,118,112
Molina Healthcare, Inc. (a)	146,880	6,697,728

Company	Shares	U.S. $ Value
WellCare Health Plans, Inc. (a)	52,310	7,334,385

		24,150,225

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	124,740	9,944,273

Pharmaceuticals - 0.7%
Horizon Pharma PLC (a)	315,120	4,657,474

		38,751,972

Materials - 4.4%
Chemicals - 2.9%
Huntsman Corp.	257,040	6,307,762
Ingevity Corp. (a)	88,284	5,372,081
Trinseo SA	123,470	8,284,837

		19,964,680

Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	791,800	10,190,466

		30,155,146

Real Estate - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Education Realty Trust, Inc.	229,780	9,386,513
Empire State Realty Trust, Inc.-Class A	278,930	5,757,115
Gramercy Property Trust	378,288	9,948,975

		25,092,603

Utilities - 2.9%
Electric Utilities - 2.3%
PNM Resources, Inc.	234,740	8,685,380
Portland General Electric Co.	161,960	7,194,263

		15,879,643

Gas Utilities - 0.6%
Southwest Gas Holdings, Inc.	52,850	4,381,794

		20,261,437

Consumer Staples - 0.6%
Food Products - 0.6%
Ingredion, Inc.	34,394	4,142,069

Total Common Stocks (cost $531,243,712)		671,962,988

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.5%
Time Deposit - 4.5%
State Street Time Deposit 0.09%, 4/03/17 (cost $30,623,258)	$30,623	30,623,258

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 102.2% (cost $561,866,970)		702,586,246

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.54% (c)(d) (cost $3,318,945)	3,318,945	3,318,945

Total Investments - 102.7% (cost $565,185,915) (e)		705,905,191
Other assets less liabilities - (2.7)%		(18,247,404)

Net Assets - 100.0%		$687,657,787

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $152,748,408 and gross unrealized depreciation of investments was $(12,029,132), resulting in net unrealized appreciation of $140,719,276.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$671,962,988		$	– 0	–	$	– 0	–	$671,962,988
Short-Term Investments	– 0	–		30,623,258			– 0	–	30,623,258
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,318,945			– 0	–		– 0	–	3,318,945

Total Investments in Securities	675,281,933			30,623,258			– 0	–	705,905,191
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$675,281,933			$30,623,258		$	– 0	–	$705,905,191

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$ 13,941	$ 38,963	$ 49,585	$ 3,319	$ 12

AB Variable Products Series Fund, Inc.

AB Value Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Financials - 24.3%
Banks - 11.0%
Bank of America Corp.	149,672	$3,530,763
Comerica, Inc.	17,981	1,233,137
Wells Fargo & Co.	65,270	3,632,928

		8,396,828

Consumer Finance - 5.1%
Capital One Financial Corp.	13,596	1,178,229
OneMain Holdings, Inc. (a)	23,895	593,791
Synchrony Financial	62,653	2,148,998

		3,921,018

Insurance - 8.2%
Allstate Corp. (The)	14,041	1,144,201
American International Group, Inc.	45,123	2,817,029
First American Financial Corp.	17,990	706,647
FNF Group	41,799	1,627,653

		6,295,530

		18,613,376

Information Technology - 17.0%
Communications Equipment - 2.1%
Nokia Oyj (Sponsored ADR)-Class A (b)	302,378	1,638,889

IT Services - 1.8%
Booz Allen Hamilton Holding Corp.	24,417	864,118
Conduent, Inc. (a)	30,289	508,249

		1,372,367

Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	71,620	2,583,333

Software - 4.1%
Oracle Corp.	71,349	3,182,879

Technology Hardware, Storage & Peripherals - 5.6%
Hewlett Packard Enterprise Co.	48,878	1,158,409
HP, Inc.	90,948	1,626,150
NCR Corp. (a)	8,152	372,384
Xerox Corp.	151,448	1,111,628

		4,268,571

		13,046,039

Energy - 12.9%
Energy Equipment & Services - 2.8%
Schlumberger Ltd.	27,949	2,182,817

Oil, Gas & Consumable Fuels - 10.1%
Canadian Natural Resources Ltd.	41,597	1,363,965
Devon Energy Corp.	31,879	1,329,992
EOG Resources, Inc.	22,923	2,236,139
Hess Corp.	26,587	1,281,759

Company	Shares	U.S. $ Value
Marathon Petroleum Corp.	29,974	1,514,886

		7,726,741

		9,909,558

Health Care - 10.5%
Biotechnology - 2.0%
Gilead Sciences, Inc.	22,416	1,522,495

Health Care Providers & Services - 5.4%
Aetna, Inc.	7,364	939,278
Cigna Corp.	11,955	1,751,288
McKesson Corp.	9,573	1,419,293

		4,109,859

Pharmaceuticals - 3.1%
Mallinckrodt PLC (a)	26,039	1,160,558
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	39,020	1,252,152

		2,412,710

		8,045,064

Industrials - 8.6%
Aerospace & Defense - 3.0%
L3 Technologies, Inc.	13,745	2,271,911

Airlines - 2.4%
Delta Air Lines, Inc.	40,331	1,853,613

Electrical Equipment - 2.2%
Eaton Corp. PLC	22,807	1,691,139

Machinery - 1.0%
Oshkosh Corp.	11,109	761,966

		6,578,629

Consumer Discretionary - 8.3%
Auto Components - 3.8%
Lear Corp.	9,208	1,303,669
Magna International, Inc. (New York)-Class A	37,610	1,623,247

		2,926,916

Media - 2.5%
Comcast Corp.-Class A	39,688	1,491,872
Regal Entertainment Group-Class A	18,437	416,308

		1,908,180

Multiline Retail - 1.0%
Dollar General Corp.	11,136	776,513

Specialty Retail - 1.0%
Burlington Stores, Inc. (a)	7,915	770,050

		6,381,659

Consumer Staples - 7.1%
Beverages - 1.5%
PepsiCo, Inc.	10,235	1,144,887

Company	Shares	U.S. $ Value
Food & Staples Retailing - 3.0%
Kroger Co. (The)	79,548	2,345,871

Tobacco - 2.6%
Altria Group, Inc.	27,746	1,981,619

		5,472,377

Utilities - 6.5%
Electric Utilities - 5.0%
American Electric Power Co., Inc.	17,699	1,188,134
Edison International	23,694	1,886,279
Portland General Electric Co.	17,774	789,521

		3,863,934

Multi-Utilities - 1.5%
NiSource, Inc.	46,814	1,113,705

		4,977,639

Telecommunication Services - 2.0%
Wireless Telecommunication Services - 2.0%
T-Mobile US, Inc. (a)	23,635	1,526,585

Materials - 1.5%
Chemicals - 1.5%
CF Industries Holdings, Inc.	39,631	1,163,170

Real Estate - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Mid-America Apartment Communities, Inc.	7,770	790,520

Total Common Stocks (cost $66,026,978)		76,504,616

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.8%
Time Deposit - 2.8%
State Street Bank & Trust Co. 0.09%, 4/03/17 (cost $2,110,230)	$2,110	2,110,230

Total Investments Before Security Lending Collateral for Securities Loaned - 102.5% (cost $68,137,208)		78,614,846

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.54% (c)(d) (cost $551,474)	551,474	551,474

U.S. $ Value
Total Investments - 103.2% (cost $68,688,682) (e)	79,166,320
Other assets less liabilities - (3.2)%	(2,418,709)

Net Assets - 100.0%	$76,747,611

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,003,573 and gross unrealized depreciation of investments was $(2,525,935), resulting in net unrealized appreciation of $10,477,638.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Value Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$76,504,616		$	– 0	–	$	– 0	–	$76,504,616
Short-Term Investments	– 0	–		2,110,230			– 0	–	2,110,230
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	551,474			– 0	–		– 0	–	551,474

Total Investments in Securities	77,056,090			2,110,230			– 0	–	79,166,320
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$77,056,090			$2,110,230		$	– 0	–	$79,166,320

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended March 31, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$ – 0 –	$ 8,786	$ 8,235	$ 551	$ 1

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 24, 2017